As filed with the Securities and Exchange Commission on February 18, 2010

Registration No. 33-6486

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 33 ☒

AND/OR

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 34

MUTUAL OF AMERICA INVESTMENT CORPORATION
(Exact name of registrant as specified in charter)

320 Park Avenue New York, New York 10022
(Address of Principal Executive Office)(Zip Code)

Registrant’s telephone number, including area code: (212) 224-1600

Manfred Altstadt, Chairman, President & CEO
Mutual of America Investment Corporation
320 Park Avenue
New York, New York 10022-6839
(Name and address of agent for service)

Copy to:

Thomas L. Martin

Executive Vice President and Secretary

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022-6839

Approximate date of proposed public offering:
As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective: (check appropriate space)

☐	immediately upon filing pursuant to paragraph (b)

☐	on May 1, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☒	on May 1, 2010 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on May 1, 2010 pursuant to paragraph (a)(2) of Rule 485

MUTUAL OF AMERICA INVESTMENT CORPORATION

Cross-Reference Sheet

Form N-1A Item		Caption or Location in Prospectus
PART A
1.	Front and Back Cover Pages	Front and Back Covers
2.	Risk/Return Summary: Investments, Risks, and Performance	Summary of How Our Funds Invest
3.	Risk/Return Summary: Fee Table	Not Applicable (shares sold only to Separate Accounts)
4.	Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings	Details about How Our Funds Invest and Related Risks
5.	Management, Organization, and Capital Structure	Management of the Funds
6.	Shareholder Information	Information on Fund Shares
7.	Distribution Arrangements	Information on Fund Shares
8.	Financial Highlights Information	Financial Highlights

PART B		Caption or Location in Statement of Additional Information
9.	Cover Page and Table of Contents	Cover
10.	Fund History	Investment Company’s Form of Operations
11.	Description of the Fund and Its Investments and Risks	Investment Strategies and Related Risks; Fundamental Investment Restrictions; Non-Fundamental Investment Policies; Description of Corporate Bond Ratings; Use of Standard & Poor’s Indices
12.	Management of the Fund	Management of the Investment Company
13.	Control Persons and Principal Holders of Securities	Investment Company’s Form of Operations
14.	Investment Advisory and Other Services	Investment Advisory Arrangements; Independent Registered Public Accounting Firm; Legal Matters; Custodian
15.	Portfolio Managers	Investment Advisory Arrangements
16.	Brokerage Allocation and Other Practices	Portfolio Transactions and Brokerage
17.	Capital Stock and Other Securities	Investment Company’s Form of Operations
18.	Purchase, Redemption, and Pricing of Shares	Purchase, Redemption and Pricing of Shares
19.	Taxation of the Fund	Taxation of the Investment Company
20.	Underwriters	Distribution Arrangements
21.	Calculation of Performance Data	Yield and Performance Information
22.	Financial Statements	Not Applicable (Included in Annual Report)

Caption in Form N-1A and in Part C of Registration Statement
PART C
23.	Exhibits
24.	Persons Controlled by or Under Common Control with the Fund
25.	Indemnification
26.	Business and Other Connections of the Investment Adviser
27.	Principal Underwriters
28.	Location of Accounts and Records
29.	Management Services
30.	Undertakings

MUTUAL OF AMERICA INVESTMENT CORPORATION

320 Park Avenue, New York, New York 10022-6839

Mutual of America Investment Corporation (the “Investment Company”) is a mutual fund. It currently has these twenty-three Funds:

•	Equity Index Fund

•	All America Fund

•	Small Cap Value Fund

•	Small Cap Growth Fund

•	Mid Cap Value Fund

•	Mid-Cap Equity Index Fund

•	Composite Fund

•	International Fund

•	Money Market Fund

•	Mid-Term Bond Fund

•	Bond Fund

•	Retirement Funds:
Retirement Income Fund
2010 Retirement Fund
2015 Retirement Fund
2020 Retirement Fund
2025 Retirement Fund
2030 Retirement Fund
2035 Retirement Fund
2040 Retirement Fund
2045 Retirement Fund

•	Allocation Funds:
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

The Funds serve as investment vehicles for account balances under variable accumulation annuity contracts and variable life insurance policies issued by Mutual of America Life Insurance Company (the “Insurance Company”), and certain of those issued by a former indirect wholly-owned subsidiary, The American Life Insurance Company of New York, now known as Wilton Reassurance Life Company of New York (“Wilton Re”). Separate accounts of the Insurance Company and Wilton Re purchase Fund shares (the “Separate Accounts”). Together, the Insurance Company and Wilton Re may be referred to as the “Insurance Companies”.

This Prospectus has information a contractholder or policyowner should know before making allocations or transfers to the separate account funds that invest in shares of the Funds. You should read this Prospectus carefully and keep it for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated May 1, 2010

TABLE OF CONTENTS

Page
Summary Section
Equity Index Fund	Tab 1
All America Fund	Tab 2
Small Cap Value Fund	Tab 3
Small Cap Growth Fund	Tab 4
Mid Cap Value Fund	Tab 5
Mid-Cap Equity Index Fund	Tab 6
Composite Fund	Tab 7
International Fund	Tab 8
Money Market Fund	Tab 9
Mid-Term Bond Fund	Tab 10
Bond Fund	Tab 11
Retirement Income Fund	Tab 12
2010 Retirement Fund	Tab 13
2015 Retirement Fund	Tab 14
2020 Retirement Fund	Tab 15
2025 Retirement Fund	Tab 16
2030 Retirement Fund	Tab 17
2035 Retirement Fund	Tab 18
2040 Retirement Fund	Tab 19
2045 Retirement Fund	Tab 20
Conservative Allocation Fund	Tab 21
Moderate Allocation Fund	Tab 22
Aggressive Allocation Fund	Tab 23
Additional Information	1
Equity Index Fund	1
All America Fund	5
Small Cap Value Fund	10
Small Cap Growth Fund	14
Mid Cap Value Fund	18
Mid-Cap Equity Index Fund	22
Composite Fund	26
International Fund	31
Money Market Fund	36
Mid-Term Bond Fund	39
Bond Fund	43
Retirement Income Fund	47
2010 Retirement Fund	52
2015 Retirement Fund	57
2020 Retirement Fund	62
2025 Retirement Fund	67
2030 Retirement Fund	72
2035 Retirement Fund	77
2040 Retirement Fund	82
2045 Retirement Fund	87
Conservative Allocation Fund	92
Moderate Allocation Fund	97
Aggressive Allocation Fund	102

Principal Risks	125

Annual Total Returns

Average Annual Total Returns

Annual Fees and Expenses

Management of the Funds	129
The Adviser	129

Portfolio Managers	129
Details about How Our Funds Invest	115
Additional Investment Strategies	115
Equity Index Fund	115
All America Fund	116
Small Cap Value Fund	116
Small Cap Growth Fund	117
Mid Cap Value Fund	117
Mid-Cap Equity Index Fund	117
Composite Fund	117
International Fund	117
Money Market Fund	118
Mid-Term Bond Fund	118
Bond Fund	119
Retirement Income Fund	119
2010 Retirement Fund	112
2015 Retirement Fund	113
2020 Retirement Fund	113
2025 Retirement Fund	113
2030 Retirement Fund	113
2035 Retirement Fund	114
2040 Retirement Fund	114
2045 Retirement Fund	114
Conservative Allocation Fund	120
Moderate Allocation Fund	120
Aggressive Allocation Fund	120
Risks of Investing in Stock Funds	121
Risks of Investing in Bond Funds	121
Risks of Investing in International Funds	122
Risks of Investing in Retirement Funds	122
Risks of Investing in Allocation Funds	122
Specific Investments or Strategies	123

Information About Fund Shares	132
Pricing of Fund Shares	132
Purchase of Shares	132
Redemption of Shares	132
Frequent Purchases and Redemptions of Fund Shares	133
Dividends, Capital Gains Distributions and Taxes	134

Financial Highlights	135

You May Obtain More Information	Back cover

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

Equity Index Fund

Investment Objective.  The Fund seeks investment results that correspond to the investment performance of the S&P 500® Index.*

* Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund. “Standard & Poor’s®”, “S&P®” and the “S&P 500® Index” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Capital Management Corporation (the “Adviser”). Standard & Poor’s has no obligation or liability for the sale or operation of the Equity Index Fund and makes no representation as to the advisability of investing in the Funds.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.08	]%
Other Expenses	[0.17	]%
Total Annual Fund Operating Expenses	[0.25	]%

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[26	]	$	[81	]	$	[142	]	$	[322	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies.  The Fund primarily invests in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The Fund also purchases futures contracts on the S&P 500® Index and options on futures contracts on the S&P 500® Index to invest available cash prior to the purchase of common stocks in an attempt to have the Fund’s performance more closely correlate with the performance of the S&P 500® Index.

•                  Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 500® Index.

•                  Securities in the S&P 500® Index generally are issued by large cap companies and are included based on industry weightings and the issuers’ leading positions in those industries.

The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold more closely to follow the S&P 500® Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P 500® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Fund to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges, such as challenges in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Options and Futures risk: (a) A counterparty to a derivatives or other transaction may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b)  The securities held a Fund’s portfolio may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Fund, and as a result the price of the portfolio securities will not move in the same amount or direction as the underlying index, securities or debt obligation. (c) The Fund purchasing an option may lose the entire amount of the premium plus transaction costs. (d) The Fund may write a covered call option and if the price of the underlying security increases sufficiently, the option may be exercised and the Fund will be required to sell the security at a price below current market value, with the loss offset only by the amount of the premium the Fund received from writing the option.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for the past ten years. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Second quarter 2003]	[15.38	]%
Worst	[Fourth quarter 2008]	[(21.87	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past		Past		For Life of
Equity Index Fund/Comparative Index	One Year		Five Years		Ten Years		Fund(1)
Equity Index Fund	[(37.08	)]%	[(2.35	)]%	[(1.55	)]%	[6.31	]%
S&P 500® Index (2)	[(37.00	)]%	[(2.19	)]%	[(1.38	)]%	[6.55	]%

(1) The Fund commenced operations on February 5, 1993.

(2) The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation is the investment adviser for the Funds.

Portfolio Manager.  Eleanor Innes, Second Vice President of the Adviser, has been the portfolio manager of the Fund since 2000.

Purchase and Sale of Fund Shares.  There is no minimum initial or subsequent investment purchase requirement.  The Fund shares may be redeemed or exchanged on any business day either by calling 1-800-468-3785, or by written request to a shareholder’s Mutual of America Regional Office, which can be found on www.mutualofamerica.com or by calling 1-800-914-8716.

Tax Information.  Distributions of investment income are generally taxable to you as ordinary income, unless you qualify for tax-exempt treatment under the Internal Revenue Code. Distributions of capital gains may be taxable as either long-term capital gain or ordinary income depending on how long the Fund owned the investments that generated the gains. Fund distributions are taxable whether you receive them in cash or in additional shares.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

All America Fund

Investment Objective.  The Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.*

* Standard & Poor’s does not sponsor, endorse, sell or promote the All America Fund. “Standard & Poor’s®”, “S&P®” and the “S&P 500® Index” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Capital Management Corporation (the “Adviser”). Standard & Poor’s has no obligation or liability for the sale or operation of the All America Fund and makes no representation as to the advisability of investing in the Funds.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.40	]%
Other Expenses	[0.16%
Total Annual Fund Operating Expenses	[0.56	]%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[57	]	$	[181	]	$	[317	]	$	[722	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. A portion of the Fund’s assets is indexed and a portion is actively managed.

•                  Approximately 60% of the Fund’s assets are invested in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The Fund also purchases futures contracts on the S&P 500® Index to invest cash prior to the purchase of common stocks.

•                  Approximately 40% of the Fund’s assets are managed by the Adviser, with approximately 20% of the Fund’s assets invested in large-cap stocks, approximately 10% invested in small- and mid-cap growth stocks and approximately 10% in small- and mid-

cap value stocks.

•                  Under normal circumstances, at least 65% of the Fund’s total assets will be invested in equity securities and the issuers of at least 80% of the Fund’s total assets will be United States corporations or entities.

•                  The Fund may invest in American Depositary Receipts (ADRs), which are U.S. dollar-denominated and represent the deposit with U.S. banks of the securities of foreign issuers.

The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold more closely to follow the S&P 500® Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P 500® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Fund to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Options and Futures risk: (a) A counterparty to a derivatives or other transaction may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b)  The securities held a Fund’s portfolio may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Fund, and as a result the price of the portfolio securities willnot move in the same amount or direction as the underlying index, securities or debt obligation. (c) The Fund purchasing an option may lose the entire amount of the premium plus transaction costs. (d) The Fund may write a covered call option and if the price of the underlying security increases sufficiently, the option may be exercised and the Fund will be required to sell the security at a price below current market value, with the loss offset only by the amount of the premium the Fund received from writing the option.

•                  ADR risk: American Depositary Receipts (ADRs), which are U.S. dollar-denominated and represent the deposit with U.S. banks of the securities of foreign issuers and are publicly traded on exchanges or are traded over-the-counter in the United States. ADRs are subject to the risks of changes in currency or exchange rates and the economic or political trends in foreign countries.

•                  Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to earnings and book value. The performance of growth stocks are usually inversely related to that of value stocks. Growth stocks may remain undervalued or perform poorly.

•                  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to earnings and book value. The performance of value stocks are usually inversely related to that of growth stocks. Value stocks may remain undervalued and perform poorly.

•                  Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for the past ten years. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[First quarter 1999]	[18.01	]%
Worst	[Fourth quarter 2008]	[(21.88	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past		Past		For Life of
Fund/Comparative Index(es)	One Year		Five Years		Ten Years		Fund(1)
All America Fund(2)	[(35.49	)]%	[(2.66	)]%	[(1.15	)]%	[8.89	]%
S&P 500® Index (3)	[(37.00	)]%	[(2.19	)]%	[(1.38	)]%	[9.88	]%

(1)          The Fund commenced operations on January 1, 1985.

(2)          Prior to May 2, 1994, the All America Fund was known as the Stock Fund, and had a different investment objective.

(3)          The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation is the investment adviser for the Fund.

Portfolio Manager. Thomas J. Dillman, Executive Vice President of the Adviser, has managed the large cap value and large cap growth segments of the Fund since 2003. The small cap value segment of the Fund has been managed by Stephen J. Rich, Executive Vice President of the Adviser, since 2004. The small cap growth segment of the Fund has been managed by Marguerite Wagner, Executive Vice President of the Adviser, since 2005. The index portion of the Fund has been overseen by Eleanor Innes, Second Vice President of the Adviser, since 2000.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

Small Cap Value Fund

Investment Objective.  The Fund seeks capital appreciation.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.75	]%
Other Expenses	[0.17	]%
Total Annual Fund Operating Expenses	[0.92	]%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[94	]	$	[297	]	$	[521	]	$	[1,186	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in value stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management Corporation (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential.

•                  Under normal circumstances, at least 80% of the Fund’s total assets are invested in small-cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities. Securities issued by companies with small-sized market capitalizations generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

Investment Risks.  An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Fund to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to earnings and book value. The performance of value stocks are usually inversely related to that of growth stocks. Value stocks may remain undervalued and perform poorly.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Fourth quarter 2001]	[17.85	]%
Worst	[Fourth quarter 2008]	[(22.57	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

				Past	For Life
Fund/Comparative Index(es)	Past One Year		Past Five Years*	Ten Years	of Fund(1)
Small Cap Value Fund	[(27.76	)]%	N/A	N/A	[(3.64	)]%
Russell 2000 Value® Index (2)	[(28.92	)]%	N/A	N/A	[(5.61	)]%

N/A = Not applicable

(1)          The Fund commenced operations on July 1, 2005.

(2)          The Russell 2000® is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000 (a broad index representing approximately 98% of the entire U.S. stock market). The Russell 2000 Growth® Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Value® Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.  “Russell 2000®” and “Russell 3000®” are registered trademarks of the Frank Russell Company.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation is the investment adviser for the Fund.

Portfolio Managers. Stephen J. Rich, Executive Vice President of the Adviser, has been the portfolio manager of the Fund since 2004.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

Small Cap Growth Fund

Investment Objective.  The Fund seeks capital appreciation.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.75	]%
Other Expenses	[0.17	]%
Total Annual Fund Operating Expenses	[0.92	]%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[94	]	$	[297	]	$	[521	]	$	[1,186	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in growth stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management Corporation (the “Adviser”) believes to possess above-average growth potential.

•                  Under normal circumstances, at least 80% of the Fund’s total assets are invested in small-cap growth stocks and at least 85% of the Fund’s total assets will be invested in equity securities. Securities issued by companies with small-sized market capitalizations generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value,

and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Fund to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Liquidity risk: The Fund’s investments in illiquid securities, investments that are difficult to purchase or sell, may reduce returns if the Fund is unable to sell at an advantageous time or price. Foreign securities, derivatives or securities with substantial market and/or credit risk and securities that trade over-the-counter tend to have the greatest exposure to liquidity risk.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to earnings and book value. The performance of growth stocks are usually inversely related to that of value stocks. Growth stocks may remain undervalued or perform poorly.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[First quarter 1999]	[18.01	]%
Worst	[Fourth quarter 2008]	[(21.88	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past	Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years	Years	Fund(1)
Small Cap Growth Fund	[(34.37	)]%	N/A	N/A	[(5.04	)]%
Russell 2000 Growth® Index (2)	[(38.54	)]%	N/A	N/A	[(6.10	)]%

N/A = Not applicable

(1)          The Fund commenced operations on July 1, 2005.

(2)          The Russell 2000® is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000 (a broad index representing approximately 98% of the entire U.S. stock market). The Russell 2000 Growth® Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Value® Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. “Russell 2000®” and “Russell 3000®” are registered trademarks of the Frank Russell Company.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Marguerite Wagner, Executive Vice President of the Adviser, since 2005.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

Mid Cap Value Fund

Investment Objective.  The Fund seeks capital appreciation and, to a lesser extent, current income.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.55	]%
Other Expenses	[0.19	]%
Total Annual Fund Operating Expenses	[0.74	]%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[76	]	$	[239	]	$	[419	]	$	[954	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies.  The Fund invests primarily in value stocks issued by companies with mid-sized market capitalizations that Mutual of America Capital Management Corporation (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential.

•                  Under normal circumstances, at least 80% of the Fund’s total assets are invested in mid cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities. Securities issued by companies with small-sized market capitalizations generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Fund to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to earnings and book value. The performance of value stocks are usually inversely related to that of growth stocks. Value stocks may remain undervalued and perform poorly.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[First quarter 2006]	[7.79	]%
Worst	[Fourth quarter 2008]	[(22.11	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past	Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years	Years	Fund(1)
Mid-Cap Value Fund	[(32.64	)]%	N/A	N/A	[(4.78	)]%
Russell Midcap® Value Index (2)	[(38.44	)]%	N/A	N/A	[(7.12	)]%

N/A = Not applicable

(1)          The Fund commenced operations on July 1, 2005.

(2)          The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. The benchmark index for the Mid Cap Value Fund was changed in August 2005 from the S&P Barra 400 Value® Index to the Russell Midcap® Value Index. The reason for this change is that the Russell Midcap® Value Index includes a larger universe of equity securities and is more commonly used as a benchmark for mid cap value funds within the industry. “Russell Midcap® Value Index” and “Russell 1000® Value Index” are registered trademarks of the Frank Russell Company.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser. Mutual of America Capital Management Corporation is the investment adviser for the Fund.

Portfolio Manager. Stephen J. Rich, Executive Vice President of the Adviser, has been the portfolio manager of the Fund since 2004.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

Mid-Cap Equity Index Fund

Investment Objective. The Fund seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.*

* Standard & Poor’s does not sponsor, endorse, sell or promote the Mid-Cap Equity Index Fund. “Standard & Poor’s®”, “S&P®” and the “S&P MidCap 400® Index” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Capital Management Corporation (the “Adviser”). Standard & Poor’s has no obligation or liability for the sale or operation of the Mid-Cap Equity Index Fund and makes no representation as to the advisability of investing in the Funds.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.08	]%
Other Expenses	[0.17	]%
Total Annual Fund Operating Expenses	[0.25	]%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[26	]	$	[81	]	$	[142	]	$	[322	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The Fund also purchases futures contracts on the S&P MidCap 400® Index and options on futures contracts on the S&P 400® Index to invest cash prior to the purchase of common stocks, in an attempt to have the Fund’s performance more closely correlate with the performance of the S&P MidCap 400® Index.

•                  Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P MidCap 400® Index.

•                  Securities in the S&P MidCap 400® Index are generally issued by mid cap companies.

The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold more closely to follow the S&P 500® Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P 500® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.

Investment Risks.  An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Fund to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Options and Futures risk: (a) A counterparty to a derivatives or other transaction may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b)  The securities held in a Fund’s portfolio may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Fund, and as a result the price of the portfolio securities will not move in the same amount or direction as the underlying index, securities or debt obligation. (c) The Fund purchasing an option may lose the entire amount of the premium plus transaction costs. (d) The Fund may write a covered call option and if the price of the underlying security increases sufficiently, the option may be exercised and the Fund will be required to sell the security at a price below current market value, with the loss offset only by the amount of the premium the Fund received from writing the option.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for the past ten years. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Fourth quarter 2001]	[17.85	]%
Worst	[Fourth quarter 2008]	[(22.57	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past		Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years		Years	Fund(1)
Mid-Cap Equity Index Fund	[(36.31	)]%	[(0.23	)]%	N/A	[4.01	]%
S&P MidCap 400® Index (2)	[(36.23	)]%	[(0.08	)]%	N/A	[4.34	]%

N/A = Not applicable

(1)          The Fund commenced operations on May 3, 1999.

(2)          The S&P MidCap 400® is the Standard & Poor’s MidCap 400 Index, a market value-weighted index of 400 stocks issued by U.S. companies with medium market capitalizations.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation is the investment adviser for the Fund.

Portfolio Managers. Eleanor Innes, Second Vice President of the Adviser, has been the portfolio manager of the Fund since 2000.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

Composite Fund

Investment Objective. The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.40	]%
Other Expenses	[0.17	]%
Total Annual Fund Operating Expenses	[0.57	]%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[58	]	$	[184	]	$	[323	]	$	[735	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The portion of the Fund’s assets invested in each category of securities will vary, based on Mutual of America Capital Management Corporation’s (the “Adviser”) view of current economic and market conditions.

•                  The investment strategy for the equity portion of the Fund is to invest in stocks in the S&P 500® Index, as selected by the Adviser.

•                  The current investment strategy for the fixed income portion of the Fund is to invest primarily in investment-grade debt securities issued by U.S. corporations or by the U.S. Government or its agencies, including mortgage-backed securities.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Fund to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Mortgage risk: (a) Extension risk may occur when interest rates rise and the underlying mortgages may be prepaid at a slower rate which then lengthens the period to maturity. (b) Prepayment risk may occur when interest rates fall and the underlying mortgages may be prepaid at a faster rate which then shortens the period to maturity. (c) Mortgage-backed securities issued by private corporations generally will have more credit risk than securities issued by U.S. Government agencies. Securities issued by the Federal National Mortgage Association (“Fannie Mae”) and participation certificates issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) mortgage-backed securities are now government-sponsored enterprises. In addition, the terms and features of some underlying mortgages may result in more defaults by borrowers.

•                  Fixed Income risk:  (a) An issuer or the guarantor of a fixed-income security, or the counterparty to another transaction, may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b) Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. (f) Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities. (d) The issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. (e) Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities, are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•                  Bond Fund risk:

•                  The value of your investment will go up or down depending on movements in the bond markets.

•                  The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities.

•                  The Fund’s investment results may differ from the results of other funds that invest in the same types of securities or particular debt securities.

•                  The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•                  Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•                  Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•                  Zero coupon securities and discount notes do not pay interest and therefore may be more difficult to resell during periods of interest rate changes.

•                  Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•                  Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for the past ten years. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Fourth quarter 1999]	[13.29	]%
Worst	[Fourth quarter 2008]	[(13.34	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past		Past Ten		For Life of
Fund/Comparative Index(es)	One Year		Five Years		Years		Fund(1)
Composite Fund	[(22.51	)]%	[(0.33	)]%	[0.93	]%	[7.60	]%
S&P 500® Index (2)	[(37.00	)]%	[(2.19	])%	[(1.38	)]%	[9.88	]%
Barclay’s Capital Aggregate Bond Index (3)	[5.24	]%	[4.65	]%	[5.63	]%	[4.22	]%
Citigroup 3 month Treasury Bill Index (4)	[1.80	]%	[3.10	]%	[3.30	]%	[4.75	]%

(1)          The Fund commenced operations on January 1, 1985.

(2)          The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(3)          The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

(4)          The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-

month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation is the investment adviser for the Fund.

Portfolio Managers. The fixed income portion of the Fund has been managed by Andrew L. Heiskell, Executive Vice President of the Adviser, since 1993. The mortgage backed segment of the Fund has been managed by Gary P. Wetterau, Executive Vice President of the Adviser, since 1995. The large cap equity portion of the Fund has been managed by Thomas J. Dillman, Executive Vice President of the Adviser, since 2003.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

International Fund

Investment Objective.  The Fund seeks capital appreciation.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.08	]%
Other Expenses	[0.12	]%
Acquired Fund Fees & Expenses	[0.18	]%
Total Annual Fund Operating Expenses	[0.38	]%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[39	]	$	[123	]	$	[215	]	$	[490	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests, directly and/or indirectly, mainly in stocks of companies located outside of the United States that reflect or are contained in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”).

•                  The MSCI EAFE Index is an unmanaged, market-value weighted index designed to measure the overall condition of overseas markets. MSCI EAFE Index is a service mark of MSCI. MSCI does not sponsor, endorse, sell or promote iShares Funds which are based on the MSCI EAFE Index and MSCI makes no representations regarding the advisability of investing in shares of such Funds.

•                  The International Fund may invest a portion or substantially all of its assets in the iShares® MSCI EAFE Fund, other iShares Funds, Vanguard exchange traded funds or other equivalent exchange traded funds or products that reflect or closely match the holdings in the MSCI EAFE Index.

•                  iShares Trust and iShares, Inc. are open-end investment management companies consisting of separate series that operate as ETFs and seek to provide investment results that correspond generally to the performance of certain market indices. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in the International Fund.

•                  Vanguard ETF Shares are an exchange traded class of shares issued by certain Vanguard mutual funds. The Vanguard Group, Inc. is the investment adviser and does not make any representation regarding the advisability of investing in the International Fund.

At present, the Fund expects to invest substantially all of its assets in exchange traded funds.

•                  Under normal circumstances, at least 80% of the Fund’s total assets will be invested, directly or indirectly, in stocks of foreign companies represented in the MSCI EAFE Index through the purchase of such stocks, iShares Funds or equivalent securities designed to track the MSCI EAFE Index.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Fund to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Liquidity risk: The Fund’s investments in illiquid securities, investments that are difficult to purchase or sell, may reduce returns if the Fund is unable to sell at an advantageous time or price. Foreign securities, derivatives or securities with substantial market and/or credit risk and securities that trade over-the-counter tend to have the greatest exposure to liquidity risk.

•                  Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

•                  ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges. Their net asset values may differ from the prices of the ETF shares offered on the exchanges. See “Foreign investment risk” and “ADR risk”. In addition to the risks of the underlying securities in which an ETF may invest, the following risks are associated with a fund that invests in ETFs:

•                  Depositary Receipts Risk: The underlying ETF may invest in securities of foreign issuers in the form of depositary receipts, some of which are not obligated to disclose material information.

•                  Inactive Market Risk: ETF shares are listed exchanges for which there can be no assurance that it will maintain the listing. Also there is no assurance that an active trading market will develop, creating illiquidity and resulting in price volatility. Also trading on these exchanges may be halted because of market conditions or extraordinary market volatility.

•                  Investment Company Risk: The cost of investing in the Fund is higher because in addition to the Fund’s direct fees and expenses, it also indirectly bears fees and expenses charged by the underlying ETFs. The underlying ETFs may change their investment objectives or policies without the approval of the Fund, causing the Fund to withdraw its investment at a possibly inopportune time.

•                  Leveraging Risk: ETFs may borrow money or otherwise leverage their holdings by investing in collateral from securities loans and by borrowing money to meet redemption requests. This leveraging results in more volatility and a compounding of all other risks.

•                  Passive Investment Risk: Many ETFs are not actively managed; rather the underlying ETF invests in securities that represent its underlying index, regardless of its investment merit or market trends. Also, an underlying ETF is more susceptible to declines in the market because the underlying ETFs generally do not change their investment strategies to respond to changes in the economy.

•                  Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its index.

•                  Underlying ETF Management Risk: No underlying ETF fully replicates its index; therefore there is a risk that the investment strategy of each underlying ETF may not produce the intended results.

•                  Valuation Risk: An underlying ETF may value certain securities at higher prices than the prices at which it can sell them.

•                  Reliance on SEC Exemptive Orders: A fund may only acquire limited amounts of shares of other investment companies (including underlying ETFs). The SEC issued exemptive orders that allow the Fund to invest in such ETFs in excess of those limits, provided the the ETF and the Fund meet conditions of the exemptive orders. The Fund’s ability to invest in underlying ETFs will be severely constrained without such exemptive orders.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•                  International Fund risk:

•                  The fund has market risk, country risk and currency risk as a result of investing in securities that trade in foreign stock markets. The prices of foreign stocks may not move in the same direction as U.S. stocks. Political and financial events, as well as natural disasters, may weaken a country’s securities markets. The value of foreign securities may decrease as a result of changes in currency exchange rates. Domestic equities indices could outperform the EAFE for periods of time.

•                  The fund may invest substantially all or a significant portion of its assets in ETFs.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Second quarter 2008]	[(3.15	)]%
Worst	[Fourth quarter 2008]	[(19.02	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past	Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years	Years	Fund(1)
International Fund	[(40.06	)]%	N/A	N/A	[(37.41	)]%
MSCI EAFE Index (2)	[(43.06	)]%	N/A	N/A	[(40.02	)]%

N/A = Not applicable

(1)          The Fund commenced operations on November 5, 2007.

(2)          The MSCI EAFE Index is the Morgan Stanley Capital International, Inc. Europe, Australasia and the Far East Index, an unmanaged, market-value-weighted index designed to measure the overall condition of the overseas equities markets.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser for the Funds.

Portfolio Manager.  Eleanor Innes, Second Vice President of the Adviser, has been the portfolio manager of the Fund since 2000.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

Money Market Fund

Investment Objective.  The Fund seeks current to the extent consistent with maintenance of liquidity, investment quality and stability of capital.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.15	]%
Other Expenses	[0.17	]%
Total Annual Fund Operating Expenses	[0.32	]%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[33	]	$	[103	]	$	[181	]	$	[412	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies.  The Fund invests in money market instruments that meet certain requirements.

•                  The dollar weighted average maturity of the instruments the Fund holds will be short-term — 90 days or less.

•                  The Fund will purchase only securities that are rated in one of the two highest rating categories by at least two rating agencies, and substantially all (at least 95%) that are rated in the highest category by at least two rating agencies.

•                  The Fund will diversify its investments, limiting holdings in the securities of any one issuer (except the U.S. Government or its agencies) to 5% of assets.

The Fund pays dividends of income earned on an annual basis, rather than declaring dividends daily to maintain a stable net asset value of $1.00.

•                  The Fund’s net asset value will generally rise during the year as the Fund earns income,

before dividends are paid.

•                  The Fund’s net asset value will decline when the Fund declares dividends and pays income to shareholders at the end of December each year.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Credit risk: An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Further regulation could impact the Fund, possibly negatively impacting its return.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for the past ten years. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.  Investors experienced negative returns and the Fund lost money for the last three quarters of 2009.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Third quarter 2000]	[1.82	]%
Worst	[Third quarter 2003]	[0.19	]%

Average Annual Total Returns (for periods ended December 31, 2009)

					Past		For Life
	Past		Past		Ten		of
Fund/Comparative Index(es)	One Year		Five Years		Years		Fund(1)
Money Market Fund	[2.34	]%	[3.22	]%	[3.39	]%	[4.74	]%
Citigroup 3 month Treasury Bill Index (2)	[1.80	]%	[3.10	]%	[3.30	]%	[4.75	]%
7-day current yield for the period ended 12/31/08 was 1.10%
7-day effective yield (reflecting the compounding of interest) for the period ended 12/31/08 was 1.10%

(1)       The Fund commenced operations on January 1, 1985.

(2)       The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser for the Fund.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

Mid-Term Bond Fund

Investment Objective.  The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.40	]%
Other Expenses	[0.15	]%
Total Annual Fund Operating Expenses	[0.55	]%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[56	]	$	[178	]	$	[311	]	$	[709	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in publicly-traded, investment-grade debt securities. The Fund invests in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities, and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.

•                  The Fund’s securities holdings will have an average maturity of three to seven years.

•                  Under normal circumstances, at least 80% of the Fund’s total assets are invested in investment-grade debt obligations issued by United States corporations or by the U.S. Government or its agencies.

•                  The Fund may have a significant portion of its assets invested in a particular type of debt security, such as U.S. Government agency securities, zero coupon securities or securities rated BBB or higher.

•                  It is possible at any given time that certain corporate bonds in the Fund’s portfolio can be below investment grade. Below investment grade securities are commonly referred to as

“junk bonds.”

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Fixed Income risk:  (a) An issuer or the guarantor of a fixed-income security, or the counterparty to another transaction, may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b) Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. (c) Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities. (d) The issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. (e) Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities and, are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments, have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  Mortgage risk: (a) Extension risk may occur when interest rates rise and the underlying mortgages may be prepaid at a slower rate which then lengthens the period to maturity. (b) Prepayment risk may occur when interest rates fall and the underlying mortgages may be prepaid at a faster rate which then shortens the period to maturity. (c) Mortgage-backed securities issued by private corporations generally will have more credit risk than securities issued by U.S. Government agencies. securities issued by the Federal National Mortgage Association (“Fannie Mae”) and participation certificates issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) mortgage-backed securities are now government-sponsored enterprises. In addition, the terms and features of some underlying mortgages may result in more defaults by borrowers.

•                  Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to resell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund will lose value if it sells zero coupon securities prior to their maturity date. The more time until the security matures, the more impact interest rate changes will have on the price of the security.

•                  Bond Fund risk:

•                  The value of your investment will go up or down depending on movements in the bond markets.

•                  The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities or particular debt securities.

•                  The Fund’s investment results may differ from the results of other funds that invest in the same types of securities.

•                  The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•                  Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•                  Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•                  Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•                  Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for the past ten years. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[First quarter 2001]	[4.79	]%
Worst	[Second quarter 2004]	[(2.87	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past		Past Ten		For Life of
Fund/Comparative Index(es)	One Year		Five Years		Years		Fund(1)
Mid-Term Bond Fund	[1.84	]%	[3.24	]%	[4.49	]%	[5.13	]%
Citigroup 3-7 Year Bond Index (2)	[5.54	]%	[4.44	]%	[5.77	]%	[6.65	]%

(1)          The Fund commenced operations on February 5, 1993.

(2)          The Citigroup Bond Index (formerly known as the Salomon Brothers Government/Corporate Bond Index) for 3-7 years is a portion of the Citigroup Broad Investment-Grade Bond Index for the maturities indicated. The Citigroup Broad Investment-Grade Bond Index includes Treasury, Agency, mortgage and corporate bonds with maturities of one year or longer.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The fixed income investment strategy and day-to-day operations of the Fund have been managed by Andrew L. Heiskell, Executive Vice President of the Adviser, since 1993. The mortgage-backed segment of the Fund has been managed by Gary P. Wetterau, Executive Vice President of the Adviser, since 1995.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

Bond Fund

Investment Objective.  The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.40	]%
Other Expenses	[0.16	]%
Total Annual Fund Operating Expenses	[0.56	]%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[57	]	$	[181	]	$	[317	]	$	[722	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in publicly-traded, investment-grade debt securities.

•                  The Fund’s securities holdings will have an average maturity that varies according to Mutual of America Capital Management Corporation’s (the “Adviser”) view of current market conditions, including the interest rate environment.

•                  Under normal circumstances, at least 80% of the Fund’s assets are invested in investment grade debt obligations issued by U.S. corporations or by the U.S. Government or its agencies.

•                  The Fund invests in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.

•                  The Fund generally will invest a significant portion of its assets in a particular type of debt security, such as U.S. Government securities, securities rated BBB or higher and mortgage-backed securities and it is possible at any given time that certain corporate bonds in the Fund’s portfolio can be below investment grade. Below investment grade securities are commonly referred to as “junk bonds.”

•                  The Adviser evaluates each security to be purchased and selects securities based in part on interest income to be generated.

•                  The Fund may invest in foreign securities.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Fixed Income risk:  (a) An issuer or the guarantor of a fixed-income security, or the counterparty to another transaction, may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b) Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. (c) Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities. (d) The issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. (e) Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities and, are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments, have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  Mortgage risk: (a) Extension risk may occur when interest rates rise and the underlying mortgages may be prepaid at a slower rate which then lengthens the period to maturity. (b) Prepayment risk may occur when interest rates fall and the underlying mortgages may be prepaid at a faster rate which then shortens the period to maturity. (c) Mortgage-backed securities issued by private corporations generally will have more credit risk than securities issued by U.S. Government agencies. securities issued by the Federal National Mortgage Association (“Fannie Mae”) and participation certificates issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) mortgage-backed securities are now government-sponsored enterprises. In addition, the terms and features of some underlying mortgages may result in more defaults by borrowers.

•                  Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to resell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund will lose value if it sells zero coupon securities prior to their maturity date. The more time until the security matures, the more impact interest rate changes will have on the price of the security.

•                  Bond Fund risk:

•                  The value of your investment will go up or down depending on movements in the bond markets.

•                  The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities or particular debt securities.

•                  The Fund’s investment results may differ from the results of other funds that invest in the same types of securities.

•                  The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•                  Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•                  Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•                  Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•                  Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for the past ten years. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[First quarter 2001]	[4.47	]%
Worst	[Second quarter 2004]	[(2.37	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past		Past Ten		For Life of
Fund/Comparative Index(es)	One Year		Five Years		Years		Fund(1)
Bond Fund	[(1.75	)]%	[3.03	]%	[4.39	]%	[7.08	]%
Barclay’s Capital Aggregate Bond Index (2)	[5.24	]%	[4.65	]%	[5.63	]%	[4.22	]%

(1)          The Fund commenced operations on January 1, 1985.

(2)          The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation is the investment adviser for the Fund.

Portfolio Manager. The fixed income investment strategy and day-to-day operations of the Fund have been managed by Andrew L. Heiskell, Executive Vice President of the Adviser, since 1993. The mortgage-backed segment of the Fund has been managed by Gary P. Wetterau, Executive Vice President of the Adviser, since 1995.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

Retirement Income Fund

Investment Objective.  The Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.05	]%
Other Expenses	[0.00	]%
Acquired Fund Fees & Expenses *	[0.44	]%
Total Annual Fund Operating Expenses	[0.49	]%

* The Retirement Fund invests in shares of other series of the Investment Company (“acquired funds”). In addition to direct management fees, the shareholders of the Fund indirectly bear the expenses of the acquired funds in which they invest. The estimates shown reflect the weighted average management fees and other expenses incurred by the acquired funds, based on the management fees in effect as of May 1, 2010 and the actual other expenses incurred by the acquired funds during 2009. The estimates shown assume that target allocations are maintained throughout the year. The Fund’s actual indirect expenses may be higher or lower based on the actual allocations of their assets among Investment Company Funds. The expense ratios of the acquired funds range from ..25% to .92%. The Fund may have its own operating expenses, as do the acquired funds in which it invests. An investment in the Fund therefore may have a higher cost than investment directly in such Investment Company Funds.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[50	]	$	[158	]	$	[277	]	$	[632	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which is to produce current income and preserve the value of the investments of retired individuals.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors. Investments in smaller companies offer greater opportunity for appreciation but also may involve greater risks than more established companies.

•                  Fixed Income risk:  (a) An issuer or the guarantor of a fixed-income security, or the counterparty to another transaction, may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b) Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. (c) Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities. (d) The issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. (e) Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities and, are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments, have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to earnings and book value. The performance of value stocks are usually inversely related to that of growth stocks. Value stocks may remain undervalued and perform poorly.

•                  Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to earnings and book value. The performance of growth stocks are usually inversely related to that of value stocks. Growth stocks may remain undervalued or perform poorly.

•                  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective. A Fund is subject to the same risks as the underlying funds in which it invests.

•                  Retirement Fund risk:

•                  The fund is subject to the same risks as the underlying Investment Corporation Funds (“IC Funds”) in which it invests.

•                  The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement

Fund.

•                  The Retirement Funds have assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Funds (except for the Retirement Income Fund) have assets allocated to the International Fund and is subject to the risks of investing in international securities.

•                  The Retirement Funds will have as much as 45% of their assets invested in equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

•                  The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

•                  Bond Fund risk:

•                  The value of your investment will go up or down depending on movements in the bond markets.

•                  The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities or particular debt securities.

•                  The Fund’s investment results may differ from the results of other funds that invest in the same types of securities.

•                  The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•                  Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•                  Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•                  Zero coupon securities and discount notes do not pay interest and therefore may be more difficult to resell during periods of interest rate changes.

•                  Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•                  Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[First quarter 1999]	[(.80	)]%
Worst	[Fourth quarter 2008]	[(5.99	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past Five	Past	For Life
Fund/Comparative Index(es)	One Year		Years	Ten Years	of Fund(1)
Retirement Income Fund	[(9.61	)]%	N/A	N/A	[(8.31	)]%
S&P 500® Index (2)	[(37.00	)]%	N/A	N/A	[(33.65	)]%
Barclay’s Capital Aggregate Bond Index (3)	[5.24	]%	N/A	N/A	[5.80	]%
Citigroup 3 month Treasury Bill Index (4)	[1.80	]%	N/A	N/A	[2.11	]%

N/A= Not applicable

(1)          The Fund commenced operations on November 5, 2007.

(2)          The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(3)          The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

(4)          The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Paul Travers, Senior Vice President of the Adviser, since its inception in 2007.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

2010 Retirement Fund

Investment Objective.  The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.05	]%
Other Expenses	[0.00	]%
Acquired Fund Fees & Expenses *	[0.40	]%
Total Annual Fund Operating Expenses	[0.45	]%

* The 2010 Retirement Fund invests in shares of other series of the Investment Company (“acquired funds”). In addition to direct management fees, the shareholders of the Fund indirectly bear the expenses of the acquired funds in which they invest. The estimates shown reflect the weighted average management fees and other expenses incurred by the acquired funds, based on the management fees in effect as of May 1, 2010 and the actual other expenses incurred by the acquired funds during 2009. The estimates shown assume that target allocations are maintained throughout the year. The Fund’s actual indirect expenses may be higher or lower based on the actual allocations of their assets among Investment Company Funds. The expense ratios of the acquired funds range from ..25% to .92%. The Fund may have its own operating expenses, as do the acquired funds in which it invests. An investment in the Fund therefore may have a higher cost than investment directly in such Investment Company Funds.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[46	]	$	[145	]	$	[255	]	$	[580	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”) approaches.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors. Investments in smaller companies offer greater opportunity for appreciation but also may involve greater risks than more established companies.

•                  Fixed Income risk:  (a) An issuer or the guarantor of a fixed-income security, or the counterparty to another transaction, may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b) Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. (c) Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities. (e) The issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. (e) Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities, are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments, and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to earnings and book value. The performance of value stocks are usually inversely related to that of growth stocks. Value stocks may remain undervalued and perform poorly.

•                  Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to earnings and book value. The performance of growth stocks are usually inversely related to that of value stocks. Growth stocks may remain undervalued or perform poorly.

•                  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective. A Fund is subject to the same risks as the underlying funds in which it invests.

•                  Retirement Fund risk:

•                  The fund is subject to the same risks as the underlying Investment Corporation Funds (“IC Funds”) in which it invests.

•                  The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund.

•                  The Retirement Funds have assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Funds (except for the Retirement Income Fund) have assets allocated to the International Fund and is subject to the risks of investing in international securities.

•                  The Retirement Funds will have as much as 45% of their assets invested in equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

•                  The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

•                  Bond Fund risk:

•                  The value of your investment will go up or down depending on movements in the bond markets.

•                  The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities or particular debt securities.

•                  The Fund’s investment results may differ from the results of other funds that invest in the same types of securities.

•                  The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•                  Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•                  Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•                  Zero coupon securities and discount notes do not pay interest and therefore may be more difficult to resell during periods of interest rate changes.

•                  Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•                  Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•                  International Fund risk:

•                  The fund has market risk, country risk and currency risk as a result of investing in securities that trade in foreign stock markets. The prices of foreign stocks may not move in the same direction as U.S. stocks. Political and financial events, as well as natural disasters, may weaken a country’s securities markets. The value of foreign securities may decrease as a result of changes in currency exchange rates.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Second quarter 2008]	[(0.54	)]%
Worst	[Fourth quarter 2008]	[(10.39	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past	Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years	Years	Fund(1)
2010 Retirement Fund	[(17.45	)]%	N/A	N/A	[(15.78	)]%
S&P 500® Index (2)	[(37.00	)]%	N/A	N/A	[(33.65	)]%
Barclay’s Capital Aggregate Bond Index (3)	[5.24	]%	N/A	N/A	[5.80	]%
Citigroup 3 month Treasury Bill Rate Index (4)	[1.80	]%	N/A	N/A	[2.11	]%

N/A= Not applicable

(1)          The Fund commenced operations on November 5, 2007.

(2)          The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(3)          The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

(4)          The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Paul Travers, Senior Vice President of the Adviser, since its inception in 2007.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

2015 Retirement Fund

Investment Objective.  The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.05	]%
Other Expenses	[0.00	]%
Acquired Fund Fees & Expenses *	[0.41	]%
Total Annual Fund Operating Expenses	[0.46	]%

* The 2015 Retirement Fund invests in shares of other series of the Investment Company (“acquired funds”). In addition to direct management fees, the shareholders of the Fund indirectly bear the expenses of the acquired funds in which they invest. The estimates shown reflect the weighted average management fees and other expenses incurred by the acquired funds, based on the management fees in effect as of May 1, 2010 and the actual other expenses incurred by the acquired funds during 2009. The estimates shown assume that target allocations are maintained throughout the year. The Fund’s actual indirect expenses may be higher or lower based on the actual allocations of their assets among Investment Company Funds. The expense ratios of the acquired funds range from .25% to .92%. The Fund may have its own operating expenses, as do the acquired funds in which it invests. An investment in the Fund therefore may have a higher cost than investment directly in such Investment Company Funds.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[47	]	$	[149	]	$	[260	]	$	[593	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”) approaches.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors. Investments in smaller companies offer greater opportunity for appreciation but also may involve greater risks than more established companies.

•                  Fixed Income risk:  (a) An issuer or the guarantor of a fixed-income security, or the counterparty to another transaction, may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b) Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. (c) Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities. (d) The issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. (e) Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities, are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments, and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to earnings and book value. The performance of value stocks are usually inversely related to that of growth stocks. Value stocks may remain undervalued and perform poorly.

•                  Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to earnings and book value. The performance of growth stocks are usually inversely related to that of value stocks. Growth stocks may remain undervalued or perform poorly.

•                  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective. A Fund is subject to the same risks as the underlying funds in which it invests.

•                  Retirement Fund risk:

•                  The fund is subject to the same risks as the underlying Investment Corporation Funds (“IC Funds”) in which it invests.

•                  The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement

Fund could decline in value, and you could lose money by investing in the Retirement Fund.

•                  The Retirement Funds have assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Funds (except for the Retirement Income Fund) have assets allocated to the International Fund and is subject to the risks of investing in international securities.

•                  The Retirement Funds will have as much as 45% of their assets invested in equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

•                  The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

•                  Bond Fund risk:

•                  The value of your investment will go up or down depending on movements in the bond markets.

•                  The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities or particular debt securities.

•                  The Fund’s investment results may differ from the results of other funds that invest in the same types of securities.

•                  The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•                  Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•                  Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•                  Zero coupon securities and discount notes do not pay interest and therefore may be more difficult to resell during periods of interest rate changes.

•                  Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•                  Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•                  International Fund risk:

•                  The fund has market risk, country risk and currency risk as a result of investing in securities that trade in foreign stock markets. The prices of foreign stocks may not move in the same direction as U.S. stocks. Political and financial events, as well as natural disasters, may weaken a country’s securities markets. The value of foreign securities may decrease as a result of changes in currency exchange rates.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Second quarter 2008]	[(0.62	)]%
Worst	[Fourth quarter 2008]	[(12.43	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past	Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years	Years	Fund(1)
2015 Retirement Fund	[(21.01	)]%	N/A	N/A	[(19.28	)]%
S&P 500® Index (2)	[(37.00	)]%	N/A	N/A	[(33.65	)]%
Barclay’s Capital Aggregate Bond Index (3)	[5.24	]%	N/A	N/A	[5.80	]%
Citigroup 3 month Treasury Bill Rate Index (4)	[1.80	]%	N/A	N/A	[2.11	]%

N/A= Not applicable

(1)          The Fund commenced operations on November 5, 2007.

(2)          The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(3)          The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

(4)          The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Paul Travers, Senior Vice President of the Adviser, since its inception in 2007.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

2020 Retirement Fund

Investment Objective.  The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.05	]%
Other Expenses	[0.00	]%
Acquired Fund Fees &Expenses *	[0.41	]%
Total Annual Fund Operating Expenses	[0.46	]%

* The 2020 Retirement Fund invests in shares of other series of the Investment Company (“acquired funds”). In addition to direct management fees, the shareholders of the Fund indirectly bear the expenses of the acquired funds in which they invest. The estimates shown reflect the weighted average management fees and other expenses incurred by the acquired funds, based on the management fees in effect as of May 1, 2010 and the actual other expenses incurred by the acquired funds during 2009. The estimates shown assume that target allocations are maintained throughout the year. The Fund’s actual indirect expenses may be higher or lower based on the actual allocations of their assets among Investment Company Funds. The expense ratios of the acquired funds range from .25% to .92%. The Fund may have its own operating expenses, as do the acquired funds in which it invests. An investment in the Fund therefore may have a higher cost than investment directly in such Investment Company Funds.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[47	]	$	[149	]	$	[260	]	$	[593	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”) approaches.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors. Investments in smaller companies offer greater opportunity for appreciation but also may involve greater risks than more established companies.

•                  Fixed Income risk:  (a) An issuer or the guarantor of a fixed-income security, or the counterparty to another transaction, may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b) Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. (c) Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities. (d) The issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. (e) Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities, are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments, and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to earnings and book value. The performance of value stocks are usually inversely related to that of growth stocks. Value stocks may remain undervalued and perform poorly.

•                  Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to earnings and book value. The performance of growth stocks are usually inversely related to that of value stocks. Growth stocks may remain undervalued or perform poorly.

•                  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective. A Fund is subject to the same risks as the underlying funds in which it invests.

•                  Retirement Fund risk:

•                  The fund is subject to the same risks as the underlying Investment Corporation Funds (“IC Funds”) in which it invests.

•                  The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement

Fund could decline in value, and you could lose money by investing in the Retirement Fund.

•                  The Retirement Funds have assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Funds (except for the Retirement Income Fund) have assets allocated to the International Fund and is subject to the risks of investing in international securities.

•                  The Retirement Funds will have as much as 45% of their assets invested in equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

•                  The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

•                  Bond Fund risk:

•                  The value of your investment will go up or down depending on movements in the bond markets.

•                  The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities or particular debt securities.

•                  The Fund’s investment results may differ from the results of other funds that invest in the same types of securities.

•                  The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•                  Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•                  Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•                  Zero coupon securities and discount notes do not pay interest and therefore may be more difficult to resell during periods of interest rate changes.

•                  Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•                  Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•                  International Fund risk:

•                  The fund has market risk, country risk and currency risk as a result of investing in securities that trade in foreign stock markets. The prices of foreign stocks may not move in the same direction as U.S. stocks. Political and financial events, as well as natural disasters, may weaken a country’s securities markets. The value of foreign securities may decrease as a result of changes in currency exchange rates.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Second quarter 2008]	[(0.84	)]%
Worst	[Fourth quarter 2008]	[(14.60	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past	Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years	Years	Fund(1)
2020 Retirement Fund	[(24.81	)]%	N/A	N/A	[(22.90	)]%
S&P 500® Index (2)	[(37.00	)]%	N/A	N/A	[(33.65	)]%
Barclay’s Capital Aggregate Bond Index (3)	[5.24	]%	N/A	N/A	[5.80	]%

N/A= Not applicable

(1)          The Fund commenced operations on November 5, 2007.

(2)          The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(3)          The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Paul Travers, Senior Vice President of the Adviser, since its inception in 2007.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

2025 Retirement Fund

Investment Objective.  The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.05	]%
Other Expenses	[0.00	]%
Acquired Fund Fees & Expenses *	[0.39	]%
Total Annual Fund Operating Expenses	[0.44	]%

* The 2025 Retirement Fund invests in shares of other series of the Investment Company (“acquired funds”). In addition to direct management fees, the shareholders of the Fund indirectly bear the expenses of the acquired funds in which they invest. The estimates shown reflect the weighted average management fees and other expenses incurred by the acquired funds, based on the management fees in effect as of May 1, 2010 and the actual other expenses incurred by the acquired funds during 2009. The estimates shown assume that target allocations are maintained throughout the year. The Fund’s actual indirect expenses may be higher or lower based on the actual allocations of their assets among Investment Company Funds. The expense ratios of the acquired funds range from .25% to .92%. The Fund may have its own operating expenses, as do the acquired funds in which it invests. An investment in the Fund therefore may have a higher cost than investment directly in such Investment Company Funds.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[45	]	$	[142	]	$	[249	]	$	[567	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”) approaches.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors. Investments in smaller companies offer greater opportunity for appreciation but also may involve greater risks than more established companies.

•                  Fixed Income risk:  (a) An issuer or the guarantor of a fixed-income security, or the counterparty to another transaction, may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b) Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. (c) Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities. (d) The issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. (e) Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities, are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments, and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to earnings and book value. The performance of value stocks are usually inversely related to that of growth stocks. Value stocks may remain undervalued and perform poorly.

•                  Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to earnings and book value. The performance of growth stocks are usually inversely related to that of value stocks. Growth stocks may remain undervalued or perform poorly.

•                  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective. A Fund is subject to the same risks as the underlying funds in which it invests.

•                  Retirement Fund risk:

•                  The fund is subject to the same risks as the underlying Investment Corporation Funds (“IC Funds”) in which it invests.

•                  The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund.

•                  The Retirement Funds have assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Funds (except for the Retirement Income Fund) have assets allocated to the International Fund and is subject to the risks of investing in international securities.

•                  The Retirement Funds will have as much as 45% of their assets invested in equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

•                  The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

•                  Bond Fund risk:

•                  The value of your investment will go up or down depending on movements in the bond markets.

•                  The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities or particular debt securities.

•                  The Fund’s investment results may differ from the results of other funds that invest in the same types of securities.

•                  The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•                  Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•                  Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•                  Zero coupon securities and discount notes do not pay interest and therefore may be more difficult to resell during periods of interest rate changes.

•                  Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•                  Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•                  International Fund risk:

•                  The fund has market risk, country risk and currency risk as a result of investing in securities that trade in foreign stock markets. The prices of foreign stocks may not move in the same direction as U.S. stocks. Political and financial events, as well as natural disasters, may weaken a country’s securities markets. The value of foreign securities may decrease as a result of changes in currency exchange rates.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Second quarter 2008]	[(0.64	)]%
Worst	[Fourth quarter 2008]	[(16.94	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past	Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years	Years	Fund(1)
2025 Retirement Fund	[(28.32	)]%	N/A	N/A	[(26.30	)]%
S&P 500® Index (2)	[(37.00	)]%	N/A	N/A	[(33.65	)]%
Barclay’s Capital Aggregate Bond Index (3)	[5.24	]%	N/A	N/A	[5.80	]%

N/A= Not applicable

(1)          The Fund commenced operations on November 5, 2007.

(2)          The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(3)          The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Paul Travers, Senior Vice President of the Adviser, since its inception in 2007.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

2030 Retirement Fund

Investment Objective.  The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.05	]%
Other Expenses	[0.00	]%
Acquired Fund Fees & Expenses *	[0.39	]%
Total Annual Fund Operating Expenses	[0.44	]%

* The 2030 Retirement Fund invests in shares of other series of the Investment Company (“acquired funds”). In addition to direct management fees, the shareholders of the Fund indirectly bear the expenses of the acquired funds in which they invest. The estimates shown reflect the weighted average management fees and other expenses incurred by the acquired funds, based on the management fees in effect as of May 1, 2010 and the actual other expenses incurred by the acquired funds during 2009. The estimates shown assume that target allocations are maintained throughout the year. The Fund’s actual indirect expenses may be higher or lower based on the actual allocations of their assets among Investment Company Funds. The expense ratios of the acquired funds range from .25% to .92%. The Fund may have its own operating expenses, as do the acquired funds in which it invests. An investment in the Fund therefore may have a higher cost than investment directly in such Investment Company Funds.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[45	]	$	[142	]	$	[249	]	$	[567	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”) approaches.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors. Investments in smaller companies offer greater opportunity for appreciation but also may involve greater risks than more established companies.

•                  Fixed Income risk:  (a) An issuer or the guarantor of a fixed-income security, or the counterparty to another transaction, may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b) Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. (c) Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities. (d) The issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. (e) Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities, are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments, and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to earnings and book value. The performance of value stocks are usually inversely related to that of growth stocks. Value stocks may remain undervalued and perform poorly.

•                  Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to earnings and book value. The performance of growth stocks are usually inversely related to that of value stocks. Growth stocks may remain undervalued or perform poorly.

•                  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective. A Fund is subject to the same risks as the underlying funds in which it invests.

•                  Retirement Fund risk:

•                  The fund is subject to the same risks as the underlying Investment Corporation Funds (“IC Funds”) in which it invests.

•                  The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement

Fund could decline in value, and you could lose money by investing in the Retirement Fund.

•                  The Retirement Funds have assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Funds (except for the Retirement Income Fund) have assets allocated to the International Fund and is subject to the risks of investing in international securities.

•                  The Retirement Funds will have as much as 45% of their assets invested in equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

•                  The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

•                  Bond Fund risk:

•                  The value of your investment will go up or down depending on movements in the bond markets.

•                  The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities or particular debt.

•                  The Fund’s investment results may differ from the results of other funds that invest in the same types of securities.

•                  The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•                  Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•                  Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•                  Zero coupon securities and discount notes do not pay interest and therefore may be more difficult to resell during periods of interest rate changes.

•                  Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•                  Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•                  International Fund risk:

•                  The fund has market risk, country risk and currency risk as a result of investing in securities that trade in foreign stock markets. The prices of foreign stocks may not move in the same direction as U.S. stocks. Political and financial events, as well as natural disasters, may weaken a country’s securities markets. The value of foreign securities may decrease as a result of changes in currency exchange rates.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Second quarter 2008]	[(0.36	)]%
Worst	[Fourth quarter 2008]	[(18.15	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past	Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years	Years	Fund(1)
2030 Retirement Fund	[(29.95	)]%	N/A	N/A	[(27.92	)]%
S&P 500® Index (2)	[(37.00	)]%	N/A	N/A	[(33.65	)]%
Barclay’s Capital Aggregate Bond Index (3)	[5.24	]%	N/A	N/A	[5.80	]%

N/A= Not applicable

(1)          The Fund commenced operations on November 5, 2007.

(2)          The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(3)          The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Paul Travers, Senior Vice President of the Adviser, since its inception in 2007.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

2035 Retirement Fund

Investment Objective.  The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.05	]%
Other Expenses	[0.00	]%
Acquired Fund Fees & Expenses *	[0.38	]%
Total Annual Fund Operating Expenses	[0.43	]%

* The 2035 Retirement Fund invests in shares of other series of the Investment Company (“acquired funds”). In addition to direct management fees, the shareholders of the Fund indirectly bear the expenses of the acquired funds in which they invest. The estimates shown reflect the weighted average management fees and other expenses incurred by the acquired funds, based on the management fees in effect as of May 1, 2010 and the actual other expenses incurred by the acquired funds during 2009. The estimates shown assume that target allocations are maintained throughout the year. The Fund’s actual indirect expenses may be higher or lower based on the actual allocations of their assets among Investment Company Funds. The expense ratios of the acquired funds range from .25% to .92%. The Fund may have its own operating expenses, as do the acquired funds in which it invests. An investment in the Fund therefore may have a higher cost than investment directly in such Investment Company Funds.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[44	]	$	[139	]	$	[243	]	$	[554	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”) approaches.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors. Investments in smaller companies offer greater opportunity for appreciation but also may involve greater risks than more established companies.

•                  Fixed Income risk:  (a) An issuer or the guarantor of a fixed-income security, or the counterparty to another transaction, may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b) Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. (c) Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities. (d) The issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. (e) Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities, are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments, and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to earnings and book value. The performance of value stocks are usually inversely related to that of growth stocks. Value stocks may remain undervalued and perform poorly.

•                  Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to earnings and book value. The performance of growth stocks are usually inversely related to that of value stocks. Growth stocks may remain undervalued or perform poorly.

•                  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective. A Fund is subject to the same risks as the underlying funds in which it invests.

•                  Retirement Fund risk:

•                  The fund is subject to the same risks as the underlying Investment Corporation Funds (“IC Funds”) in which it invests.

•                  The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement

Fund could decline in value, and you could lose money by investing in the Retirement Fund.

•                  The Retirement Funds have assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Funds (except for the Retirement Income Fund) have assets allocated to the International Fund and is subject to the risks of investing in international securities.

•                  The Retirement Funds will have as much as 45% of their assets invested in equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

•                  The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

•                  Bond Fund risk:

•                  The value of your investment will go up or down depending on movements in the bond markets.

•                  The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities or particular debt securities.

•                  The Fund’s investment results may differ from the results of other funds that invest in the same types of securities.

•                  The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•                  Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•                  Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•                  Zero coupon securities and discount notes do not pay interest and therefore may be more difficult to resell during periods of interest rate changes.

•                  Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•                  Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•                  International Fund risk:

•                  The fund has market risk, country risk and currency risk as a result of investing in securities that trade in foreign stock markets. The prices of foreign stocks may not move in the same direction as U.S. stocks. Political and financial events, as well as natural disasters, may weaken a country’s securities markets. The value of foreign securities may decrease as a result of changes in currency exchange rates.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Second quarter 2008]	[(0.18	)]%
Worst	[Fourth quarter 2008]	[(19.81	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past	Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years	Years	Fund(1)
2035 Retirement Fund	[(32.53	)]%	N/A	N/A	[(30.42	)]%
S&P 500® Index (2)	[(37.00	)]%	N/A	N/A	[(33.65	)]%
Barclay’s Capital Aggregate Bond Index (3)	[5.24	]%	N/A	N/A	[5.80	]%

N/A= Not applicable

(1)          The Fund commenced operations on November 5, 2007.

(2)          The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(3)          The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Paul Travers, Senior Vice President of the Adviser, since its inception in 2007.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

2040 Retirement Fund

Investment Objective.  The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.05	]%
Other Expenses	[0.00	]%
Acquired Fund Fees & Expenses *	[0.39	]%
Total Annual Fund Operating Expenses	[0.44	]%

* The 2040 Retirement Fund invests in shares of other series of the Investment Company (“acquired funds”). In addition to direct management fees, the shareholders of the Fund indirectly bear the expenses of the acquired funds in which they invest. The estimates shown reflect the weighted average management fees and other expenses incurred by the acquired funds, based on the management fees in effect as of May 1, 2010 and the actual other expenses incurred by the acquired funds during 2009. The estimates shown assume that target allocations are maintained throughout the year. The Fund’s actual indirect expenses may be higher or lower based on the actual allocations of their assets among Investment Company Funds. The expense ratios of the acquired funds range from .25% to .92%. The Fund may have its own operating expenses, as do the acquired funds in which it invests. An investment in the Fund therefore may have a higher cost than investment directly in such Investment Company Funds.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[45	]	$	[142	]	$	[249	]	$	[567	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”) approaches.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors. Investments in smaller companies offer greater opportunity for appreciation but also may involve greater risks than more established companies.

•                  Fixed Income risk:  (a) An issuer or the guarantor of a fixed-income security, or the counterparty to another transaction, may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b) Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. (c) Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities. (d) The issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. (e) Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities, are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments, and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to earnings and book value. The performance of value stocks are usually inversely related to that of growth stocks. Value stocks may remain undervalued and perform poorly.

•                  Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to earnings and book value. The performance of growth stocks are usually inversely related to that of value stocks. Growth stocks may remain undervalued or perform poorly.

•                  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective. A Fund is subject to the same risks as the underlying funds in which it invests.

•                  Retirement Fund risk:

•                  The fund is subject to the same risks as the underlying Investment Corporation Funds (“IC Funds”) in which it invests.

•                  The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement

Fund could decline in value, and you could lose money by investing in the Retirement Fund.

•                  The Retirement Funds have assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Funds (except for the Retirement Income Fund) have assets allocated to the International Fund and is subject to the risks of investing in international securities.

•                  The Retirement Funds will have as much as 45% of their assets invested in equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

•                  The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

•                  Bond Fund risk:

•                  The value of your investment will go up or down depending on movements in the bond markets.

•                  The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities or particular debt securities.

•                  The Fund’s investment results may differ from the results of other funds that invest in the same types of securities.

•                  The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•                  Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•                  Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•                  Zero coupon securities and discount notes do not pay interest and therefore may be more difficult to resell during periods of interest rate changes.

•                  Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•                  Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•                  International Fund risk:

•                  The fund has market risk, country risk and currency risk as a result of investing in securities that trade in foreign stock markets. The prices of foreign stocks may not move in the same direction as U.S. stocks. Political and financial events, as well as natural disasters, may weaken a country’s securities markets. The value of foreign securities may decrease as a result of changes in currency exchange rates.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Second quarter 2008]	[0.14	]%
Worst	[Fourth quarter 2008]	[(20.12	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past	Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years	Years	Fund(1)
2040 Retirement Fund	[(32.75	)]%	N/A	N/A	[(30.71	)]%
S&P 500® Index (2)	[(37.00	)]%	N/A	N/A	[(33.65	)]%
Barclay’s Capital Aggregate Bond Index (3)	[5.24	]%	N/A	N/A	[5.80	]%

N/A= Not applicable

(1)          The Fund commenced operations on November 5, 2007.

(2)          The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(3)          The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Paul Travers, Senior Vice President of the Adviser, since its inception in 2007.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

2045 Retirement Fund

Investment Objective.  The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05	]%
Other Expenses	0.00	]%
Acquired Fund Fees & Expenses *	0.41	]%
Total Annual Fund Operating Expenses	0.46%

* The 2045 Retirement Fund invests in shares of other series of the Investment Company (“acquired funds”). In addition to direct management fees, the shareholders of the Fund indirectly bear the expenses of the acquired funds in which they invest. The estimates shown reflect the weighted average management fees and other expenses incurred by the acquired funds, based on the management fees in effect as of May 1, 2010 and the actual other expenses incurred by the acquired funds during 2009. The estimates shown assume that target allocations are maintained throughout the year. The Fund’s actual indirect expenses may be higher or lower based on the actual allocations of their assets among Investment Company Funds. The expense ratios of the acquired funds range from .25% to .92%. The Fund may have its own operating expenses, as do the acquired funds in which it invests. An investment in the Fund therefore may have a higher cost than investment directly in such Investment Company Funds.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[47	]	$	[149	]	$	[260	]	$	[593	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”) approaches.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors. Investments in smaller companies offer greater opportunity for appreciation but also may involve greater risks than more established companies.

•                  Fixed Income risk:  (a) An issuer or the guarantor of a fixed-income security, or the counterparty to another transaction, may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. (b) Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. (c) Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities. (d) The issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. (e) Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities, are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments, and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to earnings and book value. The performance of value stocks are usually inversely related to that of growth stocks. Value stocks may remain undervalued and perform poorly.

•                  Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to earnings and book value. The performance of growth stocks are usually inversely related to that of value stocks. Growth stocks may remain undervalued or perform poorly.

•                  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective. A Fund is subject to the same risks as the underlying funds in which it invests.

•                  Retirement Fund risk:

•                  The fund is subject to the same risks as the underlying Investment Corporation Funds (“IC Funds”) in which it invests.

•                  The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement

Fund could decline in value, and you could lose money by investing in the Retirement Fund.

•                  The Retirement Funds have assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Funds (except for the Retirement Income Fund) have assets allocated to the International Fund and is subject to the risks of investing in international securities.

•                  The Retirement Funds will have as much as 45% of their assets invested in equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

•                  The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

•                  Bond Fund risk:

•                  The value of your investment will go up or down depending on movements in the bond markets.

•                  The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities or particular debt securities.

•                  The Fund’s investment results may differ from the results of other funds that invest in the same types of securities.

•                  The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•                  Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•                  Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•                  Zero coupon securities and discount notes do not pay interest and therefore may be more difficult to resell during periods of interest rate changes.

•                  Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•                  Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•                  International Fund risk:

•                  The fund has market risk, country risk and currency risk as a result of investing in securities that trade in foreign stock markets. The prices of foreign stocks may not move in the same direction as U.S. stocks. Political and financial events, as well as natural disasters, may weaken a country’s securities markets. The value of foreign securities may decrease as a result of changes in currency exchange rates.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Second quarter 2008]	[0.00	]%
Worst	[Fourth quarter 2008]	[(20.16	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past	Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years	Years	Fund(1)
2045 Retirement Fund	[(32.90	)]%	N/A	N/A	[(30.91	)]%
S&P 500® Index (2)	[(37.00	)]%	N/A	N/A	[(33.65	)]%
Barclay’s Capital Aggregate Bond Index (3)	[5.24	]%	N/A	N/A	[5.80	]%

N/A= Not applicable

(1)          The Fund commenced operations on November 5, 2007.

(2)          The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(3)          The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Paul Travers, Senior Vice President of the Adviser, since its inception in 2007.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010

Conservative Allocation Fund

Investment Objective.  The Fund seeks capital appreciation and, to a lesser extent, current income.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.00	]%
Other Expenses	[0.00	]%
Acquired Fund Fees & Expenses *	[0.48	]%
Total Annual Fund Operating Expenses	[0.48	]%

* The Conservative Allocation Fund does not directly incur a management fee or other expenses. The shareholders of the Fund indirectly bear the expenses of the Investment Company Funds in which they invest (“acquired funds”). The estimates shown reflect the weighted average management fees and other expenses incurred by the acquired funds, based on the management fees in effect as of May 1, 2009 and the actual other expenses incurred by the acquired funds during 2008. The estimates shown assume that target allocations are maintained throughout the year. The Fund’s actual indirect expenses may be higher or lower based on the actual allocations of its assets among Investment Company Funds. The Fund invests in shares of other series of the Investment Company. The Fund may have its own operating expenses, as do the Investment Company Funds in which it invests. An investment in the Fund therefore may have a higher cost than investment directly in such Investment Company Funds. The Annual Fund Operating expenses can be different if target allocations are not maintained. The operating expense ratios of the acquired funds within the Fund range from .25% to .56%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[49	]	$	[155	]	$	[272	]	$	[619	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies.  The Fund invests primarily in equity shares of other funds of the Investment Company (“IC Funds”) and also in fixed income IC Funds.

•                  The Fund’s target allocation currently is approximately 75% of net assets in fixed income

IC Funds and approximately 25% of net assets in equity IC Funds.

•                  The Fund seeks to maintain approximately 30% of its net assets in the Bond Fund and approximately 45% in the Mid-Term Bond Fund.

•                  The Fund seeks to maintain approximately 25% of its net assets in the Equity Index Fund.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•                  General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•                  Company risk: The price of the stock of a particular company can vary based on a variety of factors. Investments in smaller companies offer greater opportunity for appreciation but also may involve greater risks than more established companies.

•                  Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•                  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•                  Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities and have a higher risk of default.

•                  Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•                  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective. A Fund is subject to the same risks as the underlying funds in which it invests.

•                  Stock Fund risk:

•                  The value of your investment will go up or down, depending on movements in the stock markets.

•                  The investment results may be better or worse than the results for the stock markets taken as a whole.

•                  The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•                  It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•                  Bond Fund risk:

•                  The value of your investment will go up or down depending on movements in the bond markets.

•                  The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities or particular debt securities.

•                  The Fund’s investment results may differ from the results of other funds that invest in the same types of securities.

•                  The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•                  Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•                  Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•                  Zero coupon securities and discount notes do not pay interest and therefore may be more difficult to resell during periods of interest rate changes.

•                  Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•                  The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•                  Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

•                  Allocation Fund risk:

•                  The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.

•                  Performance of some asset classes may offset performance of others, such as stocks and bonds.

•                  Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one and five years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Fourth quarter 2006]	[3.57	]%
Worst	[Fourth quarter 2008]	[(6.24	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past	Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years	Years	Fund(1)
Conservative Allocation Fund	[(10.19	)]%	[(1.84)%	N/A	[2.58	]%
S&P 500® Index (2)	[(37.00	)]%	[(2.19)%	N/A	[1.61	]%
Barclay’s Capital Aggregate Bond Index (3)	[5.24	]%	[4.65%	N/A	[4.20	]%

N/A = Not applicable

(1)          The Fund commenced operations on May 20, 2003.

(2)          The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(3)          The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser for the Fund.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010
Moderate Allocation Fund

Investment Objective.  The Fund seeks capital appreciation and current income.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.00	]%
Other Expenses	[0.00	]%
Acquired Fund Fees & Expenses *	[0.41	]%
Total Annual Fund Operating Expenses	[0.41	]%

* The Moderate Allocation Fund does not directly incur a management fee or other expenses. The shareholders of the Fund indirectly bear the expenses of the Investment Company Funds in which they invest (“acquired funds”). The estimates shown reflect the weighted average management fees and other expenses incurred by the acquired funds, based on the management fees in effect as of May 1, 2009 and the actual other expenses incurred by the acquired funds during 2008. The estimates shown assume that target allocations are maintained throughout the year. The Fund’s actual indirect expenses may be higher or lower based on the actual allocations of its assets among Investment Company Funds. The Fund invests in shares of other series of the Investment Company. The Fund may have its own operating expenses, as do the Investment Company Funds in which it invests. An investment in the Fund therefore may have a higher cost than investment directly in such Investment Company Funds. The Annual Fund Operating expenses can be different if target allocations are not maintained. The operating expense ratios of the acquired funds within the Fund range from .25% to .56%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[42	]	$	[132	]	$	[232	]	$	[528	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies.  The Fund invests both in equity and fixed income shares of other funds of the Investment Company (“IC Funds”).

•      The Fund’s target allocation currently is approximately 50% of net assets in equity IC Funds and approximately 50% of net assets in fixed income IC Funds.

•      The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund and approximately 15% in the Mid-Cap Equity Index Fund.

•      The Fund seeks to maintain approximately 30% of its net assets in the Bond Fund and approximately 20% in the Mid-Term Bond Fund.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•      General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•      Company risk: The price of the stock of a particular company can vary based on a variety of factors. Investments in smaller companies offer greater opportunity for appreciation but also may involve greater risks than more established companies.

•      Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•      Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•      Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities and have a higher risk of default.

•      Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•      Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective. A Fund is subject to the same risks as the underlying funds in which it invests.

•      Stock Fund risk:

•      The value of your investment will go up or down, depending on movements in the stock markets.

•      The investment results may be better or worse than the results for the stock markets taken as a whole.

•      The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•      It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•      Bond Fund risk:

•      The value of your investment will go up or down depending on movements in the bond markets.

•      The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities or particular debt securities.

•      The Fund’s investment results may differ from the results of other funds that invest in the same types of securities.

•      The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•      Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•      Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•      Zero coupon securities and discount notes do not pay interest and therefore may be more difficult to resell during periods of interest rate changes.

•      Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•      The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•      Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

•      Allocation Fund risk:

•      The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.

•      Performance of some asset classes may offset performance of others, such as stocks and bonds.

•      Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one and five years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Fourth quarter 2004]	[5.32	]%
Worst	[Fourth quarter 2008]	[(12.17	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past		Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years		Years	Fund(1)
Moderate Allocation Fund	[(19.85	)]%	[1.01	]%	N/A	[2.92	]%
S&P 500® Index (2)	[(37.00	)]%	[(2.19	)]%	N/A	[1.61	]%
Barclay’s Capital Aggregate Bond Index (3)	[5.24	]%	[4.65	]%	N/A	[4.20	]%

N/A = Not applicable

(1)   The Fund commenced operations on May 20, 2003.

(2)   The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(3)   The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser for the Fund.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

MUTUAL OF AMERICA	SUMMARY
INVESTMENT CORPORATION
May 1, 2010
Aggressive Allocation Fund

Investment Objective.  The Fund seeks capital appreciation and, to a lesser extent, current income.

Fees and Expenses of the Fund.  The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included. [To be updated for 2009]

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.00	]%
Other Expenses	[0.00	]%
Acquired Fund Fees & Expenses *	[0.40	]%
Total Annual Fund Operating Expenses	[0.40	]%

* The Aggressive Allocation Fund does not directly incur a management fee or other expenses. The shareholders of the Fund indirectly bear the expenses of the Investment Company Funds in which they invest (“acquired funds”). The estimates shown reflect the weighted average management fees and other expenses incurred by the acquired funds, based on the management fees in effect as of May 1, 2009 and the actual other expenses incurred by the acquired funds during 2008. The estimates shown assume that target allocations are maintained throughout the year. The Fund’s actual indirect expenses may be higher or lower based on the actual allocations of their assets among Investment Company Funds. The Fund invests in shares of other series of the Investment Company. The Fund may have its own operating expenses, as do the Investment Company Funds in which it invests. An investment in the Fund therefore may have a higher cost than investment directly in such Investment Company Funds. The Annual Fund Operating expenses can be different if target allocations are not maintained. The operating expense ratios of the acquired funds within the Fund range from .25% to .92%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.  Although your actual costs may be higher or lower, your cost based on these assumptions would be: [To be updated for 2009]

1 Year			3 Years			5 Years			10 Years
$	[41	]	$	[129	]	$	[226	]	$	[515	]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies.  The Fund invests primarily in equity shares of other funds of the Investment Company (“IC Funds”) and also in fixed income IC Funds.

•      The Fund’s target allocation currently is approximately 75% of net assets in equity IC

Funds and approximately 25% of net assets in fixed income IC Funds.

•      The Fund seeks to maintain approximately 45% of its net assets in the Equity Index Fund, approximately 20% in the Mid-Cap Equity Index Fund, approximately 5% in the Small Cap Growth Fund and approximately 5% in the Small Cap Value Fund.

•      The Fund seeks to maintain approximately 25% of its net assets in the Bond Fund.

Investment Risks. An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•      General risk: The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund could decline in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•      Company risk: The price of the stock of a particular company can vary based on a variety of factors. Investments in smaller companies offer greater opportunity for appreciation but also may involve greater risks than more established companies.

•      Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•      Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•      Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities and have a higher risk of default.

•      Small and Mid-Cap risk: Small and Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of small-to-mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at a price equal to their value.

•      Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective. A Fund is subject to the same risks as the underlying funds in which it invests.

•      Stock Fund risk:

•      The value of your investment will go up or down, depending on movements in the stock markets.

•      The investment results may be better or worse than the results for the stock markets taken as a whole.

•      The investment results may be better or worse than the results of other funds that invest in the same types of securities.

•      It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter”, than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•      Bond Fund risk:

•      The value of your investment will go up or down depending on movements in the bond markets.

•      The Fund’s investment results may differ from the results of a comparable bond market, due to the type and portion of the Fund invested in debt securities or particular debt securities.

•      The Fund’s investment results may differ from the results of other funds that invest in the same types of securities.

•      The price of outstanding debt is inversely related to the interest rate.  The more time until the security matures, the more impact interest rate changes will have on the price of the bond.

•      Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively.

•      Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.

•      Zero coupon securities and discount notes do not pay interest and therefore may be more difficult to resell during periods of interest rate changes.

•      Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances.

•      The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years. Foreign debt securities are subject to the risks of changes in currency or exchange rates (which impact the financial condition of the issuer), the difficulty of assessing economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•      Foreign Investment risk: Foreign markets may be less liquid, more volatile and subject to less government supervision and other reporting and regulatory requirements than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, it may take more time for trades to clear and settle, and transaction costs are generally higher. An investment in foreign securities may be subject to the risks of the economic or political trends in foreign countries.

•      Allocation Fund risk:

•      The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.

•      Performance of some asset classes may offset performance of others, such as stocks and bonds.

•      Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return.  The bar chart below shows the annual return of the Fund for each of the full calendar years the Fund has been in operation. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The table below shows the average annual total returns of the Fund for the past one and five years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund’s returns for those periods to those of a broad-based, unmanaged index. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785. [Graph and Tables to be updated for 2009]

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	[Fourth quarter 2004]	[7.99	]%
Worst	[Fourth quarter 2008]	[(17.64	)]%

Average Annual Total Returns (for periods ended December 31, 2009)

	Past		Past		Past Ten	For Life of
Fund/Comparative Index(es)	One Year		Five Years		Years	Fund(1)
Aggressive Allocation Fund	[(28.20	)]%	[(0.29	)]%	N/A	[2.92	]%
S&P 500® Index (2)	[(37.00	)]%	[(2.19	)]%	N/A	[1.61	]%
Barclay’s Capital Aggregate Bond Index (3)	[5.24	]%	[4.65	]%	N/A	[4.20	]%

N/A = Not applicable

(1)   The Fund commenced operations on May 20, 2003.

(2)   The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(3)   The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Note: (a) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and

(b) Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

Investment Adviser.  Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser for the Fund.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Equity Index Fund’s summary prospectus on page [  ] and page [  ], respectively.

ADDITIONAL INFORMATION

The Funds sell their shares to the Separate Accounts and do not offer them for sale to the general public. Each Fund has its own investment objective and tries to achieve that objective with certain investment strategies. The Funds’ different investment strategies will affect the return and the risks of investing in each Fund. Each Fund’s investment objective is non-fundamental which means that it may be changed by the Investment Company’s Board of Directors without shareholder approval. Shareholders will be given written notice of any change to a Fund’s investment objective.

Certain Funds have a policy to invest at least 80% of their total assets in the type of securities suggested by the Fund’s name (as described below). These Funds may not change such policy without providing shareholders at least 60 days’ prior written notice.

Below is additional information regarding each Fund’s investment objective and principal investment strategies, and the principal risks of investing in each Fund. See “Details about How Our Funds Invest” for additional information about each Fund’s investment strategies.

Market Capitalization

Market capitalization refers to the aggregate market value of the equity securities that a company has issued. With respect to the Equity Index Fund and Mid-Cap Equity Index Fund, and the policies of the Mid Cap Value Fund, Small Cap Value Fund and Small Cap Growth Fund to invest at least 80% of their total assets in the type of securities suggested by each Fund’s name, each Fund relies on the market capitalization ranges in its benchmark index at the time of purchase to define the range of market cap securities in which it will invest. See “Details about How Our Funds Invest” for current details about the market capitalizations of companies included in each Fund’s benchmark index. The market capitalization ranges of companies included in each Index may vary from time to time. [To be updated for 2009] At December 31, 2009, the S&P 500® Index included large-cap companies with market capitalizations from $480 million up to $400 billion; the S&P MidCap 400® Index included mid-cap companies with market capitalizations from $90 million up to $4.7 billion; and the Russell 2000® Index included small-cap companies with market capitalizations from $8 million up to $3.3 billion. “S&P 500®” and “S&P MidCap 400®” are registered trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc., and “Russell 2000®” is a registered trademark of the Frank Russell Company. Generally, at the present time companies are considered to be large-cap if they have market capitalizations in excess of $11 billion; mid-cap if they have market capitalizations of between $1.5 billion and $11 billion; and small-cap if they have market capitalizations of less than $1.5 billion. The market capitalization ranges of companies included in each Index will vary from time to time, and the market capitalization ranges of companies that are generally considered to be large-cap, mid-cap and small-cap will also vary from time to time depending on capitalization levels in the market.

Equity Index Fund

Objective. The Fund seeks investment results that correspond to the investment performance of the Standard & Poor’s 500® Composite Stock Index (the “S&P 500® Index”).(1)

Strategy. The Fund invests primarily in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The Fund also purchases futures contracts on the S&P 500® Index and options on futures contracts on the S&P 500® Index to invest available cash prior to the purchase of common stocks in an attempt to have the Fund’s performance more closely correlate with the performance of the S&P 500® Index.

•      Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 500® Index.

•      Securities in the S&P 500® Index generally are issued by large cap companies and are included based on industry weightings and the issuers’ leading positions in those industries. See “Market Capitalization.”

Risks. An investment in the Fund is subject to Company risk, Market risk, Large cap risk, and Options and Futures risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in the Stock Funds.”

(1)   Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund or Mid-Cap Equity Index Fund. “Standard & Poor’s®”, “S&P®”, the “S&P 500® Index” and the “S&P MidCap 400® Index” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Capital Management Corporation (the “Adviser”). Standard & Poor’s has no obligation or liability for the sale or operation of the Equity Index Fund, All America Fund or Mid-Cap Equity Index Fund and makes no representation as to the advisability of investing in the Funds. “Russell 2000®”, “Russell 2500®” and “Russell 3000®” is a registered trademark of the Frank Russell Company.

All America Fund

Objective. The Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.

Strategy.  A portion of the Fund’s assets is indexed and a portion is actively managed.

•      Approximately 60% of the Fund’s assets are invested in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The Fund also purchases futures contracts on the S&P 500® Index to invest cash prior to the purchase of common stocks.

•      Approximately 40% of the Fund’s assets are managed by the Adviser, with approximately 20% of the Fund’s assets invested in large-cap stocks, approximately 10% invested in small- and mid-cap growth stocks and approximately 10% in small- and mid-cap value stocks. See “Market Capitalization.”

•      The Fund may invest in American Depositary Receipts (ADRs), which are U.S. dollar-denominated and represent the deposit with U.S. banks of the securities of foreign issuers.

•      Under normal circumstances, the issuers of at least 80% of the Fund’s total assets are United States corporations or entities.

Risks. An investment in the Fund is subject to Company risk, Market risk, Options and Futures risk, ADR risk, Growth stock risk, Value stock risk, Large cap risk and Small and Mid cap risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Stock Funds.”

Small Cap Value Fund

Objective.  The Fund seeks capital appreciation.

Strategy. The Fund invests primarily in value stocks issued by companies with small sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. See “Market Capitalization.”

•      Under normal circumstances, at least 80% of the Fund’s total assets are invested in small-cap value stocks.

Risks. An investment in the Fund is subject to Company risk, Market risk, Small and Mid cap risk, and Value stock risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Stock Funds.”

Small Cap Growth Fund

Objective.  The Fund seeks capital appreciation.

Strategy. The Fund invests primarily in growth stocks issued by companies with small sized market capitalizations that the Adviser believes to possess above-average growth potential. See “Market Capitalization.”

•      Under normal circumstances, at least 80% of the Fund’s total assets are invested in small-cap growth stocks.

Risks. An investment in the Fund is subject to Company risk, Market risk, Liquidity risk, Small and Mid cap risk, and Growth stock risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Stock Funds.”

Mid Cap Value Fund

Objective.  The Fund seeks capital appreciation and, to a lesser extent, current income.

Strategy. The Fund invests primarily in value stocks issued by companies with mid-sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. See “Market Capitalization.”

•      Under normal circumstances, at least 80% of the Fund’s total assets are invested in mid cap value stocks.

Risks. An investment in the Fund is subject to Company risk, Market risk, Small and Mid cap risk, and Value stock risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Stock Funds.”

Mid-Cap Equity Index Fund

Objective. The Fund seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.

Strategy. The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The Fund also purchases futures contracts on the S&P MidCap 400® Index and options on futures contracts on the S&P 400® Index to invest cash prior to the purchase of common stocks, in an attempt to have the Fund’s performance more closely correlate with the performance of the S&P MidCap 400® Index.

•      Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P MidCap 400® Index.

•      Securities in the S&P MidCap 400® Index are generally issued by mid cap companies.  See “Market Capitalization.”

Risks. An investment in the Fund is subject to Company risk, Market risk, Small and Mid Cap risk, and Options and Futures risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Stock Funds.”

Composite Fund

Objective. The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.

Strategy. The portion of the Fund’s assets invested in each category of securities will vary, based on the Adviser’s view of current economic and market conditions.

•      The investment strategy for the equity portion of the Fund is to invest in stocks in the S&P 500® Index, as selected by the Adviser.

•      The current investment strategy for the fixed income portion of the Fund is to invest primarily in investment-grade debt securities issued by U.S. corporations or by the U.S. Government or its agencies, including mortgage-backed securities.

Risks. An investment in the Fund is subject to Company risk, Market risk, Large Cap risk, Small and Mid Cap risk, Mortgage risk, and Fixed income risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Stock Funds,” and “Risks of Investing in Bond Funds.”

International Fund

Objective.  The Fund seeks capital appreciation.

Strategy. The Fund invests, directly and/or indirectly, mainly in stocks of companies located outside of the United States that reflect or are contained in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the MSCI EAFE Index).

•      The MSCI EAFE Index is an unmanaged, market-value weighted index designed to measure the overall condition of overseas markets. MSCI EAFE Index is a service mark of MSCI. MSCI does not sponsor, endorse, sell or promote iShares Funds which are based on the MSCI EAFE Index and MSCI makes no representations regarding the advisability of investing in shares of such Funds.

The International Fund may invest a portion or substantially all of its assets in the iShares® MSCI EAFE Fund, other iShares Funds, Vanguard exchange traded funds or other equivalent exchange traded funds or products that reflect or closely match the holdings in the MSCI EAFE Index.

•      iShares Trust and iShares, Inc. are open-end investment management companies consisting of separate series that operate as ETFs and seek to provide investment results that correspond generally to the performance of certain market indices. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in the International Fund.

•      Vanguard ETF Shares are an exchange traded class of shares issued by certain Vanguard mutual funds. The Vanguard Group, Inc. is the investment adviser and does not make any representation regarding the advisability of investing in the International Fund.

At present, the Fund expects to invest substantially all of its assets in exchange traded funds. See “Details About How Our Funds Invest” for additional information on the Fund’s investments in exchange traded funds.

•      Under normal circumstances, at least 80% of the Fund’s total assets will be invested, directly or indirectly, in stocks of foreign companies represented in the MSCI EAFE Index through the purchase of such stocks, iShares Funds or equivalent securities designed to track the MSCI EAFE Index.

Risks. An investment in the Fund is subject to Company risk, Market risk, Liquidity risk, Foreign security risk, and ETF risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Stock Funds,” and “Risks of Investing in International Funds.”

Money Market Fund

Objective. The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.

Strategy.  The Fund invests in money market instruments that meet certain requirements.

•      The dollar weighted average maturity of the instruments the Fund holds will be short-term — 90 days or less.

•      The Fund will purchase only securities that are rated in one of the two highest rating categories by at least two rating agencies, and substantially all (at least 95%) that are rated in the highest category by at least two rating agencies.

•      The Fund will diversify its investments, limiting holdings in the securities of any one issuer (except the U.S. Government or its agencies) to 5% of assets.

The Fund pays dividends of income earned on an annual basis, rather than declaring dividends daily to maintain a stable net asset value of $1.00.

•      The Fund’s net asset value will generally rise during the year as the Fund earns income, before dividends are paid.

•      The Fund’s net asset value will decline when the Fund declares dividends and pays income to shareholders at the end of December each year.

Risks. An investment in the Fund is subject to a small amount of Market risk, because the Fund holds high quality securities with short terms to maturity.

Mid-Term Bond Fund

Objective.  The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.

Strategy. The Fund invests primarily in publicly-traded, investment-grade debt securities. The Fund invests in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities, and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.

•      The Fund’s securities holdings will have an average maturity of three to seven years.

•      Under normal circumstances, at least 80% of the Fund’s total assets are invested in investment-grade debt obligations issued by United States corporations or by the U.S. Government or its agencies.

•      The Fund may have a significant portion of its assets invested in a particular type of debt security, such as U.S. Government agency securities, zero coupon securities or securities rated BBB or higher.

•      It is possible at any given time that certain corporate bonds in the Fund’s portfolio can be below investment grade. Below investment grade securities are commonly referred to as “junk bonds.”

Risks. An investment in the Fund is subject to Market risk, Fixed income risk, Mortgage risk, and Zero coupon risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Bond Funds.”

Bond Fund

Objective. The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.

Strategy. The Fund invests primarily in publicly-traded, investment-grade debt securities.

•       The Fund’s securities holdings will have an average maturity that varies according to the Adviser’s view of current market conditions, including the interest rate environment.

•       Under normal circumstances, at least 80% of the Fund’s total assets are invested in investment grade debt obligations issued by U.S. corporations or by the U.S. Government or its agencies.

•       The Fund invests in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.

•       The Fund generally will invest a significant portion of its assets in a particular type of debt security, such as U.S. Government securities, securities rated BBB or higher and mortgage-backed securities and it is possible at any given time that certain corporate bonds in the Fund’s portfolio can be below investment grade. Below investment grade securities are commonly referred to as “junk bonds.”

Risks. An investment in the Fund is subject to Market risk, Fixed income risk, Mortgage risk, and Zero coupon risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Bond Funds.”

Retirement Funds

The Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund and 2045 Retirement Fund are sometimes collectively referred to as the “Retirement Funds”.

Each of the Retirement Funds is a “fund of funds,” which invests substantially all of its assets in shares of other funds of the Investment Company (“IC Funds”), except for the Allocation Funds and other Retirement Funds. IC Funds in which the Retirement Funds invest are sometimes referred to as “acquired funds”. Each of the Retirement Funds, except for the Retirement Income Fund, invests toward an approximate year of retirement which is included in the Retirement Fund’s name (“Target Retirement Date”). The Target Retirement Date included in the name of each Retirement Fund is the approximate year of retirement that is used in setting the allocations for each Retirement Fund.

Generally speaking, for each Retirement Fund except for the Retirement Income Fund, the more time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on achieving capital appreciation and gains, as compared to preserving capital and producing income. The less time that remains until a Retirement Fund’s Target Retirement Date, the more emphasis that Fund will place on preserving capital and producing income, as compared to achieving capital appreciation and gains. As each Fund’s Target Retirement Date approaches, the Adviser will periodically reallocate and change the mix of IC Funds to gradually move toward the objective of preserving capital and producing income. The mix of investments in the Retirement Income Fund is not expected to change over time. The Retirement Income Fund is intended for investors who have passed their retirement date and seek a mix of investments more geared toward the objective of preserving capital and producing income than that offered by the other Retirement Funds. The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds. The Retirement Funds are monitored daily to assure proper application of cash to investments, are expected to be reallocated approximately quarterly or otherwise periodically, and the mix of funds within each Fund is expected to be reviewed at least annually.

A Fund that has reached its Target Retirement Date may not be invested in the mix of IC Funds that is most geared toward preserving capital and producing income (as reflected by the investment targets of the Retirement Income Fund) for up to ten (10) years after reaching its Target Retirement Date, since it is assumed that an investor who retires during the year of the Target Retirement Date will live for many years after that date. A Retirement Fund that has reached its Target Retirement Date (“Maturing Retirement Fund”) may have as much as 40-50% of its assets invested in equity IC Funds. A Maturing Retirement Fund will continue to move toward the Retirement Income Fund’s allocation during the 10 years following its Target Retirement Date. Once a Retirement Fund has reached December 31 of its Target Retirement Date, and at any time within ten (10) years after that date, the Investment Company’s Board of Directors may in its discretion decide to transfer that Fund’s assets into the Retirement Income

Fund by contributing the Maturing Retirement Fund’s net assets to the Retirement Income Fund in exchange for shares of the Retirement Income Fund based on the then-current net asset values of the respective Funds, and to the extent allowed by law and regulation, this action would not be subject to shareholder approval. The Maturing Retirement Fund will then cease to exist. The Investment Company’s Board of Directors expressly reserves the right to authorize such actions in the best interests of shareholders.

The following table shows the target allocation of each Retirement Fund’s assets. The actual allocations at a given date may be different than the target allocations set forth in the table below. The Adviser may from time to time adjust the percentage of assets invested in any specific IC Fund held by a Retirement Fund as well as the specific IC Funds themselves, for reasons such as current market conditions, the economy, unanticipated events and other factors. These target allocations are not expected to vary from the table below by more than plus or minus ten percentage points. Although the Retirement Funds will not generally vary beyond the ten percentage point target allocation range, a Fund may at times determine, in light of market or economic conditions, that this range should be exceeded to protect the Fund or help it to achieve its objective. There is no guarantee that a Fund will correctly predict market or economic conditions and, as with other mutual fund investments, you could lose money. From time to time, the Adviser may also change the specific IC Funds in which the Fund invests.

	Target Allocation of the Retirement Funds
	Income	2010	2015	2020	2025	2030	2035	2040	2045
Domestic Equity	25%	39%	45%	54%	65%	70%	75%	75%	75%
Equity Index Fund	20%	25%	30%	35%	40%	40%	40%	35%	35%
Mid-Cap Index Fund	5%	14%	11%	11%	15%	18%	21%	24%	20%
Small Cap Growth Fund	0%	0%	2%	4%	5%	6%	7%	8%	10%
Small Cap Value Fund	0%	0%	2%	4%	5%	6%	7%	8%	10%
International Equity	0%	4%	8%	9%	9%	10%	12%	14%	15%
TOTAL EQUITY	25%	43%	53%	63%	74%	80%	87%	89%	90%

Bond Fund	30%	25%	25%	24%	20%	20%	13%	11%	10%
Mid-Term Bond Fund	30%	22%	13%	13%	6%	0%	0%	0%	0%
TOTAL FIXED INCOME	60%	47%	38%	37%	26%	20%	13%	11%	10%

Money Market Fund	15%	10%	9%	0%	0%	0%	0%	0%	0%
TOTAL ASSETS	100%	100%	100%	100%	100%	100%	100%	100%	100%

As an example of the operation of the Retirement Funds, if a shareholder invested in the 2035 Retirement Fund in 2010, in approximately five years, in 2015, the Fund will have substantially the same mix of investments as shown above for the 2030 Retirement Fund. The other Retirement Funds, except for the Retirement Income Fund, will operate in the same way.

Retirement Income Fund

Objective: The Retirement Income Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

Strategy: The Fund invests in IC Funds in proportions that are balanced to meet the objective of the Fund, which is to produce current income and preserve the value of the investments of retired individuals. See “Target Allocation of the Retirement Funds” for current target allocations.

Risks: An investment in the Fund is subject to Company risk, Fixed income risk, Market risk, Small and Mid cap risk, Value stock risk, Growth stock risk, and Underlying fund risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Retirement Funds,” “Risks of Investing in Bond Funds,” and “Risks of Investing in Stock Funds.”

2010 Retirement Fund

Objective: The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Strategy: The Fund invests in IC Funds in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches, as noted in the example below the chart, “Target Allocation of the Retirement Funds,” above. See “Target Allocation of the Retirement Funds” for current target allocations.

Risks: An investment in the Fund is subject to Company risk, Fixed income risk, Market risk, Small and Mid cap risk, Value stock risk, Growth stock risk, and Underlying fund risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Retirement Funds,” “Risks of Investing in Bond Funds,” “Risks of Investing in Stock Funds,” and “Risks of Investing in International Funds.”

2015 Retirement Fund

Objective: The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Strategy: The Fund invests in IC Funds in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches, as noted in the example below the chart, “Target Allocation of the Retirement Funds,” above. See “Target Allocation of the Retirement Funds” for current target allocations.

Risks: An investment in the Fund is subject to Company risk, Fixed income risk, Market risk, Small and Mid cap risk, Value stock risk, Growth stock risk, and Underlying fund risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Retirement Funds,” “Risks of Investing in Bond Funds,” “Risks of Investing in Stock Funds,” and “Risks of Investing in International Funds.”

2020 Retirement Fund

Objective: The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Strategy: The Fund invests in IC Funds in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches, as noted in the example below the chart, “Target Allocation of the Retirement Funds,” above. See “Target Allocation of the Retirement Funds” for current target allocations.

Risks: An investment in the Fund is subject to Company risk, Fixed income risk, Market risk, Small and Mid cap risk, Value stock risk, Growth stock risk, and Underlying fund risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Retirement Funds,” “Risks of Investing in Bond Funds,” “Risks of Investing in Stock Funds,” and “Risks of Investing in International Funds.”

2025 Retirement Fund

Objective: The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Strategy: The Fund invests in IC Funds in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches, as noted in the example below the chart, “Target Allocation of the Retirement Funds,” above. See “Target Allocation of the Retirement Funds” for current target allocations.

Risks: An investment in the Fund is subject to Company risk, Fixed income risk, Market risk, Small and Mid cap risk, Value stock risk, Growth stock risk, and Underlying fund risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Retirement Funds,” “Risks of Investing in Bond Funds,” “Risks of Investing in Stock Funds,” and “Risks of Investing in International Funds.”

2030 Retirement Fund

Objective: The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Strategy: The Fund invests in IC Funds in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches, as noted in the example below the chart, “Target Allocation of the Retirement Funds,” above. See “Target Allocation of the Retirement Funds” for current target allocations.

Risks: An investment in the Fund is subject to Company risk, Fixed income risk, Market risk, Small and Mid cap risk, Value stock risk, Growth stock risk, and Underlying fund risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Retirement Funds,” “Risks of Investing in Bond Funds,” “Risks of Investing in Stock Funds,” and “Risks of Investing in International Funds.”

2035 Retirement Fund

Objective: The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Strategy: The Fund invests in IC Funds in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches, as noted in the example below the chart, “Target Allocation of the Retirement Funds,” above. See “Target Allocation of the Retirement Funds” for current target allocations.

Risks: An investment in the Fund is subject to Company risk, Fixed income risk, Market risk, Small and Mid cap risk, Value stock risk, Growth stock risk, and Underlying fund risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Retirement Funds,” “Risks of Investing in Bond Funds,” “Risks of Investing in Stock Funds,” and “Risks of Investing in International Funds.”

2040 Retirement Fund

Objective: The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Strategy: The Fund invests in IC Funds in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches, as noted in the example below the chart, “Target Allocations of the Retirement Funds,” above. See “Target Allocation of the Retirement Funds” for current target allocations.

Risks: An investment in the Fund is subject to Company risk, Fixed income risk, Market risk, Small and Mid cap risk, Value stock risk, Growth stock risk, and Underlying fund risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Retirement Funds,” “Risks of Investing in Bond Funds,” “Risks of Investing in Stock Funds,” and “Risks of Investing in International Funds.”

2045 Retirement Fund

Objective: The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

Strategy: The Fund invests in IC Funds in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches, as noted in the example below the chart, “Target Allocation of the Retirement Funds,” above. See “Target Allocation of the Retirement Funds” for current target allocations.

Risks: An investment in the Fund is subject to Company risk, Fixed income risk, Market risk, Small and Mid cap risk, Value stock risk, Growth stock risk, and Underlying fund risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Retirement Funds,” “Risks of Investing in Bond Funds,” “Risks of Investing in Stock Funds,” and “Risks of Investing in International Funds.”

Allocation Funds

The Aggressive Allocation Fund, Moderate Allocation Fund and Conservative Allocation Fund are sometimes referred to collectively as the “Allocation Funds”.

Each Allocation Fund invests in equity IC Funds and fixed income IC Funds, but each Fund targets different percentages to these asset classes. IC Funds in which the Allocation Funds invest are referred to as acquired funds. The targets reflect three different approaches to asset allocation based on risk tolerance.

Stock prices generally are more volatile than bond prices. Stocks historically have had a larger potential for loss, especially in the short-term, than bonds. The Aggressive Allocation Fund, because it invests primarily in equity Funds, is expected to have more market risk than the other Allocation Funds. The Conservative Allocation Fund, because it invests primarily in bond Funds, is expected to have less market risk but also may have less potential for gain over the long term than the other Allocation Funds.

Conservative Allocation Fund

Objective.  The Fund seeks current income and, to a lesser extent, capital appreciation.

Strategy.  The Fund invests primarily in fixed income IC Funds and also invests in equity IC Funds.

•      The Fund’s target allocation currently is 75% of net assets in fixed income IC Funds and 25% of net assets in equity IC Funds.

•      The Fund seeks to maintain approximately 30% of its net assets in the Bond Fund and approximately 45% in the Mid-Term Bond Fund

•      The Fund seeks to maintain approximately 25% of its net assets in the Equity Index Fund.

Risks: An investment in the Fund is subject to Company risk, Interest rate risk, Market risk, Credit risk, Small and mid cap risk, and Underlying fund risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Stock Funds,” “Risks of Investing in Bond Funds,” and “Risks of Investing in Allocation Funds.”

Moderate Allocation Fund

Objective.  The Fund seeks capital appreciation and current income.

Strategy.  The Fund invests in both equity and fixed income IC Funds.

•      The Fund’s target allocation currently is approximately 50% of net assets in equity IC Funds and approximately 50% of net assets in fixed income IC Funds.

•      The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund and approximately 15% in the Mid-Cap Equity Index Fund.

•      The Fund seeks to maintain approximately 30% of its net assets in the Bond Fund and approximately 20% in the Mid-Term Bond Fund.

Risks: An investment in the Fund is subject to Company risk, Interest rate risk, Market risk, Credit risk, Small and mid cap risk, and Underlying fund risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Stock Funds,” “Risks of Investing in Bond Funds,” and “Risks of Investing in Allocation Funds.”

Aggressive Allocation Fund

Objective. The Fund seeks capital appreciation and, to a lesser extent, current income.

Strategy. The Fund invests primarily in equity IC Funds and also in fixed income IC Funds.

•      The Fund’s target allocation currently is approximately 75% of net assets in equity IC Funds and approximately 25% of net assets in fixed income IC Funds.

•      The Fund seeks to maintain approximately 45% of its net assets in the Equity Index Fund, approximately 20% in the Mid-Cap Equity Index Fund, approximately 5% in the Small Cap Growth Fund and approximately 5% in the Small Cap Value Fund).

•      The Fund seeks to maintain approximately 25% of its net assets in the Bond Fund.

Risks: An investment in the Fund is subject to Company risk, Interest rate risk, Market risk, Credit risk, Small and mid cap risk, Value stock risk, and Growth stock risk, and Underlying Fund risk. See “Principal Risks” for specific information regarding these risks. See also “Risks of Investing in Stock Funds,” “Risks of Investing in Bond Funds,” and “Risks of Investing in Allocation Funds.”

DETAILS ABOUT HOW OUR FUNDS INVEST

Below is a discussion of additional investment strategies the Funds currently follow to seek to achieve their investment objectives.

Equity Index Fund:

The Fund attempts to be fully invested at all times. The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold to more closely follow the S&P 500® Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P 500® Index or in the valuations of the stocks within the Index relative to other stocks within the Index. At December 31, 2009, the S&P 500® Index included large-cap companies with market capitalizations from $480 million up to $400 billion.

The Fund’s investment performance may not precisely duplicate the performance of the S&P 500® Index, due to cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P 500® Index.

All America Fund:

Under normal circumstances, at least 65% of the Fund’s total assets will be invested in equity securities.

•      Indexed Assets. The Fund invests approximately 60% of its assets to provide investment results that correspond to the performance of the S&P 500®  Index. This portion of the All America Fund is called the “Indexed Assets”. The Fund attempts to match the weightings of stocks in the Indexed Assets with the weightings of those stocks in the S&P 500®  Index, and it periodically rebalances the Indexed Assets to maintain those weightings.  At December 31, 2009, the S&P 500®  Index included large-cap companies with market capitalizations from $480 million up to $400 billion.

•      Active Assets. The Fund invests approximately 40% of its assets to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. The Adviser actively manages this portion of the All America Fund, which is called the “Active Assets”.

The Adviser periodically rebalances assets in the All America Fund to retain the approximate 60%/40% relationship between Indexed Assets and Active Assets, based on then current market values.

Approximately one-half of the Active Assets are invested in stocks issued by companies with large market capitalizations. Approximately one-quarter of the Active Assets are invested in value stocks issued by companies with small and mid-market capitalizations and approximately one-quarter of the Active Assets are invested in growth stocks issued by companies with small and mid-market capitalizations.

Small, Mid- and Large Capitalization Value Stocks. The Adviser generally invests in stocks that it considers undervalued and with the potential for above average investment returns. Companies with small market capitalizations whose stocks the Adviser selects may have limited Wall Street research coverage and low institutional ownership, which may make the stocks more difficult to sell in certain market conditions.

•      The Adviser seeks securities that it believes have a depressed valuation compared to their previous valuations or compared to a universe of peer companies. The Adviser identifies such securities primarily through consideration of actual, expected earnings and cash flow.

•      Stocks issued by companies with large market capitalizations generally will have lower than average price volatility and low price/earning ratios, and generally will have below market debt levels and current yield greater than the average of the S&P 500®.

Small Mid- and Large Capitalization Growth Stocks. The Adviser invests in stocks that it considers to be fundamentally sound with the potential for above average earnings growth and long-term capital appreciation, issued by companies with small to mid market capitalizations. Companies with small market capitalizations whose stocks the Adviser selects may have limited Wall Street research coverage and low institutional ownership, which may make the stocks more difficult to sell in certain market conditions.

•      The securities of these companies often are traded in the over-the-counter market.

•      The securities at the time of purchase usually will be issued by companies that have market capitalizations not larger than the capitalization of the largest company in the Russell 2500® Index.

The Adviser uses a “bottom-up” approach in selecting debt securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser evaluates each issuer of securities through in-house analysts before making an investment.

Small Cap Value Fund:

Under normal circumstances, at least 85% of the Fund’s total assets will be invested in equity securities.

The Adviser uses a “bottom-up” approach in selecting debt securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser continually reviews the universe of companies with small market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.

Small Cap Growth Fund:

Under normal circumstances, at least 85% of the Fund’s total assets will be invested in equity securities.

The Adviser uses a “bottom-up” approach in selecting debt securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser continually reviews the universe of companies with small market capitalizations to identify securities with growth characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.

Mid Cap Value Fund:

Under normal circumstances, at least 85% of the Fund’s total assets will be invested in equity securities.

The Adviser uses a “bottom-up” approach in selecting debt securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser continually reviews the universe of companies with mid-sized market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.

Mid-Cap Equity Index Fund:

The Fund attempts to be fully invested at all times. The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold to more closely follow the S&P MidCap 400® Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P MidCap 400® Index or in the valuations of the stocks within the Index relative to other stocks within the Index. At December 31, 2009, the S&P MidCap 400® Index included mid-cap companies with market capitalizations from $90 million up to $4.7 billion.

There is a risk that the Fund’s investment performance may not precisely duplicate the performance of the S&P MidCap 400® Index, due to cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P MidCap 400® Index.

Composite Fund:

By investing in equity securities and debt securities, the Fund tries to reduce the market risk that would exist for an investment in either a stock fund or a bond fund. An investment in the Composite Fund has moderate financial risk, based on the Fund’s purchase of equity securities included in the S&P 500® Index and its purchase of investment grade debt securities.

At December 31, 2009, the Fund’s net assets were 57.4% invested in equity securities and 42.0% invested in fixed-income securities.

For defensive purposes, the Fund may invest up to 75% of its assets in common stock and other equity-type securities, or up to 75% of its assets in debt securities with a remaining maturity of more than one year, or 100% of its assets in money market instruments.

The Fund’s strategy for its equity investments is to invest in approximately 80 to 100 stocks, all of which are included in the S&P 500® Index. The Fund invests in these stocks in a range by economic sector weighting of 50% to 150% of the economic sector weightings of the S&P 500® Index. At December 31, 2009, the S&P 500® Index included large-cap companies with market capitalizations from $480 million up to $400 billion.

The Adviser manages the fixed income portion of the Composite Fund in substantially the same way as it manages the Bond Fund, described below.

International Fund:

Under normal circumstances, at least 85% of the Fund’s total assets will be invested in equity securities (including exchange-traded fund securities). At present the Fund expects to invest substantially all of its assets in exchange traded funds.

During different market cycles, the stocks in the EAFE Index may perform below the level of domestic stocks. The investment in foreign securities is subject to financial, market, currency, geographical and political risks.

The International Fund may invest in Exchange Traded Funds (“ETFs”) that reflect, replicate or closely follow the holdings in the EAFE Index. Generally, under the Investment Company Act of 1940 (“the 1940 Act”), a fund may only acquire limited amounts of shares of other investment companies (including underlying ETFs). However, the SEC has granted exemptive orders to certain ETFs that permit investments by other investment companies, such as the International Fund, to invest in such ETFs in excess of those limits, provided that any conditions to the exemptive order have been fulfilled. The International Fund’s ability to invest in underlying ETFs will be severely constrained unless the underlying ETFs have received such exemptive orders from the SEC and both the underlying ETFs and the International Fund takes all appropriate measures to comply with the terms and conditions of such orders. The SEC has issued an exemptive order to certain of the ETFs in which the International Fund may invest (iShares Trust, iShares, Inc., and Vanguard Trusts), which permits investment companies (such as the International Fund) to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. To the extent other ETFs obtain similar exemptive relief from the SEC, the Fund may seek to qualify to invest in such other ETFs in excess of the limits set forth in the 1940 Act. If such relief is granted by the SEC, the Fund may invest its assets in any such ETF, subject to certain terms and conditions to be contained in the order granting such relief. To the extent the limits of the 1940 Act apply to certain underlying ETFs, such limitations may prevent the Fund from allocating its investments in the manner that the Adviser considers optimal.

The International Fund entered into a participation agreement with the iShares Trust prior to commencing operations, has adopted certain policies and has received Board approvals as required by the SEC exemptive order obtained by the iShares Trust. The International Fund has entered into an agreement with the Vanguard Trusts, has adopted certain policies and has received Board approvals as required.

The Adviser will waive fees otherwise payable to it by the Fund in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by an underlying ETF under rule 12b-1 under the 1940 Act) received from an underlying ETF by the Adviser, or an affiliated person of the Adviser, in connection with the investment by the Fund in the underlying ETF. With respect to registered separate accounts that invest in the Fund, no sales load will be charged at the Fund level or at the underlying ETF level. Other sales charges and service fees, as defined in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), if any, will only be charged at the Fund level or at the underlying ETF level, but not both. With respect to other investments in the Fund, any sales charges and/or service fees charged with respect to shares of the Fund will not exceed the limits applicable to funds of funds set forth in Rule 2830 of the Conduct Rules of FINRA.

Money Market Fund:

In selecting specific investments for the Fund, the Adviser seeks securities or instruments with the highest yield or income that meet the following requirements.

•      The Fund invests only in money market instruments and other short-term debt securities including commercial paper issued by U.S. corporations, Treasury securities issued by the U.S. Government and discount notes issued by U.S. Government agencies. At December 31, 2009, the Fund was 20.7% invested in U.S. Government agency notes and 79.3% invested in commercial paper.

•      At the time of purchase, a security must mature in 13 months or less (or 25 months for U.S. Government securities).

The Fund does not maintain a stable net asset value. The Fund uses the amortized cost method of valuing securities that have a remaining term to maturity of 60 days or less. Because the Fund uses market value for securities that mature in more than 60 days, the Fund does not invest more than 20% of its assets in these securities, to limit the possibility of a decline in the Fund’s net asset value.

The Fund has a high level of current income volatility, because its securities holdings are short term and it reinvests at current interest rates as its holdings mature. Although the Fund seeks current income and preservation of principal within its guidelines, low market interest rates can result in risk to both of these objectives, particularly after fees and expenses of the Investment Company, its adviser and distributor, and fees of any separate accounts associated with an investment in the Fund are taken into account.

Mid-Term Bond Fund:

•      The percentage of the Fund’s portfolio invested in particular types of securities will vary,

depending on market conditions and the Adviser’s assessment of the income and returns available from corporate securities in relation to the risks of investing in these securities.

•      At December 31, 2009, the Mid-Term Bond Fund’s net assets were invested approximately 15% in U.S. Government securities, 26% in U.S. Government agency securities (of which 2% were mortgage-backed obligations), 57% in corporate debt securities and 1% in short-term corporate debt securities. At that date, the Fund had approximately 59% of its net assets in obligations rated AAA-A, 38% in corporate obligations rated BBB and 2% in obligations rated below investment grade or unrated.

•      The Fund may invest in foreign securities

The Adviser uses a “bottom-up” approach in selecting debt securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. Its approach generally is to purchase securities for income. In selecting an individual security, the Adviser reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security.

The Fund generally purchases and sells securities without attempting to anticipate interest rate changes in the economy. The Adviser may sell a security in the Fund’s portfolio that the Adviser considers to have become overvalued relative to alternative investments.

Bond Fund:

The Adviser anticipates that the average maturity of the Fund’s securities holdings will be between five and ten years. The average maturity for the Bond Fund will be longer than the average maturity of the debt securities held by the Mid-Term Bond Fund.

•      The percentage of the Fund’s portfolio invested in particular types of securities will vary, depending on market conditions and the Adviser’s assessment of the income and returns available from corporate securities in relation to the risks of investing in other types of securities.

•      At December 31, 2009, the Bond Fund’s net assets were invested approximately 2% in long-term U.S. Government securities, 43% in long term U.S. Government agency obligations (of which 40% were mortgage-backed obligations), 51% in long-term corporate debt securities, and 3% in short-term corporate debt securities. At that date, the Fund had approximately 62% of its net assets in obligations rated AAA to A, 31% of its net assets in corporate obligations rated BBB, and 6% of its net assets in corporate obligations rated below investment grade or unrated.

•      The Fund may invest in foreign securities.

•      Most of the mortgage-backed securities the Fund purchases are considered to be U.S. Government agency securities, with issuers such as the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”).

The Adviser uses a “bottom-up” approach in selecting debt securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser evaluates each security to be purchased and selects securities based in part on interest income to be generated. In selecting an individual security, it reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security. The Fund may continue to hold securities that have been downgraded if the Adviser considers the securities to be undervalued due to factors such as lack of liquidity or uncertainty in the marketplace.

The Fund generally purchases and sells securities without attempting to anticipate interest rate changes in the economy. The Adviser may sell a security that it considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.

Retirement Funds:

See the discussion of each acquired IC Fund for a description of the investment strategies of each acquired fund.

Generally, the more time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on capital appreciation, and thus, the more heavily that Fund will be invested in equity IC Funds. This means that Retirement Funds with Target Retirement Dates that are farther in the future will have a greater percentage of their assets subject to the risks of investing in equity securities, which include market risk and credit risk, as compared to the Retirement Income Fund and Retirement Funds with less time remaining until their Target Retirement Dates. The value of equity securities, and particularly those issued by companies with smaller market capitalizations and those issued by foreign companies, may increase or decrease dramatically at any given time. The value of equity securities is generally considered to be more volatile than that of fixed income securities. Investments in equity securities may have more risk of loss and also more potential to generate greater investment returns over a long-term period than investments in fixed income securities.

Generally, the less time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on preserving capital and producing income, and thus, the more heavily that Fund will be invested in fixed income IC Funds. This means that Retirement Funds with less time remaining until their Target Retirement Dates and the Retirement Income Fund will have a greater percentage of their assets subject to the risks of investing in fixed income securities, which include market risk and credit risk, as compared to Retirement Funds with more time remaining until their Target Retirement Dates. Fixed income securities may decline in value, depending on various market conditions. The value of fixed income securities is generally considered to be less volatile than that of equity securities. Fixed income securities may have less risk of loss and also less potential to generate greater investment returns over a long-term period than equity securities. It is important to understand that the Retirement Funds will have as much as 45% of their assets invested in equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

The Retirement Income Fund may have less risk of dramatic fluctuations in asset value than the other Retirement Funds. Each of the other Retirement Funds may have less risk of dramatic fluctuations in asset value than a Retirement Fund with a later Target Retirement Date, and more risk of dramatic fluctuations in asset value than the Retirement Income Fund.

Conservative Allocation Fund:

The Fund will invest 70%-80% of its net assets in fixed income IC Funds and 20%-30% of its net assets in equity IC Funds.

•      The Adviser will periodically rebalance assets in the Fund to maintain an approximate 75%/25% relationship between fixed income IC Funds and equity IC Funds.

•      The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Funds and equity IC Funds.

From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.

Moderate Allocation Fund:

The Fund will invest 45%-55% of its net assets in fixed income IC Funds and 45%-55% of its net assets in equity IC Funds.

•      The Adviser will periodically rebalance assets in the Fund to maintain an approximate 50%/50% relationship between fixed income IC Funds and equity IC Funds.

•      The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Funds and equity IC Funds.

From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.

Aggressive Allocation Fund:

The Fund will invest 70% to 80% of its net assets in equity IC Funds and 20%-30% of its net assets in fixed income IC Funds.

•      The Adviser will periodically rebalance assets in the Fund to maintain an approximate 75%/25% relationship between equity IC Funds and fixed income IC Funds.

•      The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in equity IC Funds and fixed income IC Funds.

From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.

Risks of Investing in Stock Funds

When you invest in a stock fund, and for the equity portion of a composite fund, you should consider that:

•                       The fund is subject to market risk — the value of your investment will go up or down, depending on movements in the stock markets. As a result, you may lose money from your investment, or your investment may increase in value.

•                       The investment results for a particular Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.

•                       The investment results for a particular Fund may be better or worse than the results of other funds that invest in the same types of securities. In other words, stock selection by a Fund’s investment adviser(s) will impact the Fund’s performance.

•                       The prices and investment performance of stocks that are issued by companies with smaller market capitalizations may fluctuate more than the prices and investment performance of stocks that are issued by companies with larger market capitalizations.

•                       A Fund may have more difficulty selling a small capitalization stock or any stock that trades “over-the-counter”, as compared to larger capitalization stocks or stocks that trade on a national or regional stock exchange.

•                       Value stocks and growth stocks usually have different investment results, and either investment style may become out of favor with stock investors at a given time.

Risks of Investing in Bond Funds

When you invest in a bond fund, and for the debt securities portion of a composite fund, you should consider that:

•                       The fund has market risk — the value of your investment will go up or down depending on movements in the bond markets. As a result, you may lose money from your investment, or your investment may increase in value.

•                       The investment results for a particular Fund may be better or worse than the results for the comparable bond market taken as a whole, depending on the type of debt securities in which the Fund invests and the portion of the Fund invested in debt securities.

•                       The investment results for a particular Fund may be better or worse than the results of other funds that invest in the same types of securities. In other words, security selection by a Fund’s investment adviser will impact the Fund’s performance.

•                       Changes in prevailing interest rates usually will impact the value of debt securities. The longer the time period before the security matures (or is expected to be redeemed), the more impact interest rate changes will have on the price of the bond. When interest rates rise, the prices of outstanding debt securities tend to fall. When interest rates fall, the prices of outstanding debt securities tend to rise.

•                       Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates change. When interest rates fall, the underlying mortgages may be prepaid at a faster rate than previously assumed in pricing the mortgage-backed security, which would shorten the period to maturity of the security. When interest rates rise, the underlying mortgages may be prepaid at a slower rate than previously assumed, which would lengthen the period to maturity of the security.

•                       In periods of economic uncertainty, investors may favor U.S. government debt securities over debt securities of corporate issuers, in which case the value of corporate debt securities would decline in relation to the value of U.S. government debt securities.

•                       Zero coupon securities and discount notes do not pay interest, and they may fluctuate more in market value and be more difficult for a Fund to resell during periods of interest rate changes than other securities with comparable maturities that pay interest in cash at regular intervals. In addition, the Fund may lose a portion of the principal amount of a zero coupon security if it sells the security after an increase in interest rates.

•                       Unrated securities or securities rated below investment grade may be subject to a greater market risk than higher rated (lower yield) securities. Since lower rated and unrated securities are generally issued by corporations that are not as creditworthy or financially secure as issuers of higher rated securities, there is a greater risk that issuers of lower rated (higher yield) securities will not be able to pay the principal and interest due on such securities, especially during periods of adverse economic conditions.

•                       The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years.

Risks of Investing in International Funds

When you invest in an international fund, you should consider that:

•                       The fund has the risks of investing in equity securities. See “Risks of Investing in Stock Funds”

•                       The fund has market risk, country risk and currency risk as a result of investing in securities that trade in foreign stock markets. The prices of foreign stocks as compared to U.S. stocks may move in opposite directions. Political and financial events, as well as natural disasters, may weaken a country’s securities markets. The value of foreign securities may decrease as a result of changes in currency exchange rates. Domestic equities indices could outperform the EAFE for periods of time.

•                       The fund may invest substantially all or a significant portion of its assets in ETFs.

•                       Depending on economic conditions, an international fund may carry more overall risk than other types of equity funds.

Risks of Investing in Retirement Funds

When you invest in a Retirement Fund, you should consider that:

•                       The fund has market risk and credit risk based on the underlying IC Funds (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.

•                       If you are considering investing in a Retirement Fund, you should read carefully all risk disclosures contained in this prospectus for the other IC Funds before investing because the Retirement Funds will own shares of such other IC Funds.

•                       There is no guarantee that the allocations and reallocations of the general categories of acquired funds, the specific choices of acquired funds or the mix of such funds in each Retirement Fund will prove to be correct under all market and economic conditions, and you could lose money by investing in the Retirement Funds, as is possible with all mutual fund investments. An investment in a “fund of funds” in which allocations gradually shift over time also bears the risk that the target allocation mix, at any given time, may not be the ideal allocation mix based on the existing conditions in the financial markets.

•                       It is important to note that all of the Retirement Funds have assets allocated across equity and fixed income IC Funds, and therefore each Retirement Fund is subject to the risks of investing in both equity and fixed income securities. It is also important to note that all of the Retirement Funds, with the exception of the Retirement Income Fund, have assets allocated to the International Fund, and therefore a portion of the portfolio of each Retirement Fund is subject to the risks of investing in international securities.

•                       It is important to understand that the Retirement Funds will have as much as 45% of their assets invested in equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

•                       In addition to your anticipated date of retirement, you must consider whether a Retirement Fund will suit your tolerance for risk and your personal financial goals. For example, an investor with high tolerance for fluctuations in the value of their investments may prefer a Retirement Fund with a later Target Retirement Date that places a greater emphasis on capital appreciation, while an investor with lower tolerance for such fluctuations may prefer a Retirement Fund with an earlier Target Retirement Date that places a greater emphasis on capital preservation and current income.

Risks of Investing in Allocation Funds

When you invest in a composite or asset allocation fund, you should consider that:

•                      The fund has market risk and credit risk based on the asset classes (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.

•                       Different asset classes may have different investment performance, and the positive performance of one class may be offset in whole or in part by the negative performance of another asset class.

•                       Stock prices and bond prices will increase or decrease differently, especially over the long run, and the performance of these two asset classes may offset each other during certain periods. Because the Allocation Funds hold two asset classes, their performance may be lower than that of equity Funds during periods when stocks outperform bonds and may be lower than that of fixed income Funds during periods when bonds outperform stocks.

Specific Investments or Strategies

This section provides additional information about certain of the principal investment strategies used by the Funds and additional investment strategies the Funds may use from time to time.

Options and Futures Contracts

Investment Strategies. Each Fund except the Allocation Funds may purchase and sell put and call options contracts, futures contracts and options on futures contracts. Depending on the types of securities in which a Fund invests, the contracts relate to fixed-income securities (including U.S. Government and agency securities), equity securities or indexes of securities. All contracts relate to U.S. issuers or U.S. stock indexes, and those of the International Fund may also relate to foreign securities.

A put option on a security gives a Fund the right to sell the security at a certain price. The purchase of a put option on a security protects the Fund against declines in the value of the security. A Fund may buy a put option contract on a security only if it holds the security in its portfolio.

A call option on a security gives a Fund the right to buy the security at a certain price. The purchase of a call option on a security protects the Fund against increases in the value of the security that it is considering purchasing. A Fund may sell a call option contract on a security only if it holds the security in its portfolio (a covered call).

A Fund may use futures contracts, or options on futures contracts, to protect against general increases or decreases in the levels of securities prices:

•                  When a Fund anticipates a general decrease in the market value of portfolio securities, it may sell futures contracts. If the market value falls, the decline in the Fund’s net asset value may be offset, in whole or in part, by corresponding gains on the futures position.

•                  When a Fund projects an increase in the cost of fixed-income securities or stocks to be acquired in the future, the Fund may purchase futures contracts on fixed-income securities or stock indexes. If the hedging transaction is successful, the increased cost of securities subsequently acquired may be offset, in whole or in part, by gains on the futures position.

Zero Coupon Securities and Discount Notes

The Bond Funds and the fixed income portion of the Composite Fund, as well as the All America Fund to the extent it invests in fixed income securities, may invest in discount notes and zero coupon securities. Discount notes mature in one year or less from the date of issuance. Zero coupon securities may be issued by corporations, the U.S. Government or certain U.S. Government agencies. Discount notes and zero coupon securities do not pay interest. Instead, they are issued at prices that are discounted from the principal (par) amount due at maturity.

Redeemable Securities

An issuer of debt securities, including zero coupon securities, often has the right after a period of time to redeem (call) securities prior to their stated maturity date, either at a specific date or from time to time. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, a Fund may be unable to reinvest proceeds in comparable securities with similar yields.

Mortgage-Backed Securities

The Bond Funds and the fixed income portion of the Composite Fund, as well as the All America Fund to the extent it invests in debt securities, may invest in mortgage-backed securities. These securities represent interests in pools of mortgage loans, or they may be collateralized mortgage obligations secured by pools of mortgage loans (“CMOs”). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages.

Some mortgage-backed securities are issued by private corporations. Mortgage-backed securities also include securities guaranteed by the Government National Mortgage Association (“Ginnie Maes”), securities issued by the Federal National Mortgage Association (“Fannie Maes”), and participation certificates issued by the Federal Home Loan Mortgage Corporation (“Freddie Macs”). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (“full faith and credit”) in the case of Ginnie Maes, and Fannie Maes and Freddie Macs are now government-sponsored enterprises.

Disclosure of Portfolio Securities Information

A description of the Investment Company’s policies and procedures with respect to the disclosure of the Investment Company’s portfolio securities is available in the Statement of Additional Information. See the back cover for information on how to obtain a copy of the Statement of Additional Information.

PRINCIPAL RISKS

Below is a discussion of the risks of investing in the Funds.

General risks: There is no assurance that a Fund will achieve its investment objective. An investment in any Fund could decline in value, and you could lose money by investing in any Fund. The investment results for a Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests. As with all mutual funds, an investment in any of these Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR risk: ADRs are dollar-denominated receipts that U.S. banks generally issue. An ADR represents the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or are traded over-the-counter in the United States. An ADR has currency risk, because its value is based on the value of the security issued by a foreign issuer. ADRs are subject to many of the same risks as foreign securities, such as possible unavailability of financial information, changes in currency or exchange rates, and difficulty by the Adviser in assessing economic or political trends in a foreign country.

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Fund to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies. See “Foreign investment risk” for information on foreign securities.

ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges, unlike traditional mutual funds. Their net asset values may differ from the prices of the ETF shares offered on the exchanges. There are also risks associated with investing in ETFs that invest in the securities of companies located throughout the world. See “Foreign investment risk” for information on foreign securities. In addition to the risks of the underlying securities in which an ETF may invest, the following risks are associated with a fund that invests in ETFs:

Depositary Receipts Risk: The underlying ETF may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. See “ADR risk.” European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. An underlying ETF may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Inactive Market Risk: Although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for the shares of the ETFs will develop or be maintained. The lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged.

Investment Company Risk: The Fund indirectly bears fees and expenses charged by the underlying ETFs in which it invests in addition to the Fund’s direct fees and expenses. Therefore, the cost of investing in the Fund may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. The underlying ETFs may change their investment objectives or policies without the approval of the Fund. If that were to occur, the Fund might be forced to withdraw its investment from the underlying ETF at a time that is unfavorable to the Fund.

Leveraging Risk: When an underlying ETF borrows money or otherwise leverages its holdings, the value of an investment in that underlying ETF will be more volatile and all other risks will tend to be compounded. The underlying ETF may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Net Asset Value Risk: The market price of an underlying ETF may be different from its net asset value (i.e., the underlying ETF may trade at a discount or premium to its net asset value). The performance of the Fund could be adversely impacted.

Passive Investment Risk: Many ETFs are not actively managed. Each underlying ETF invests in the securities included in, or representative of, its underlying index regardless of its investment merit or market trends. In addition, the underlying ETFs generally do not change their investment strategies to respond to changes in the economy. This means that an underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its index.

Underlying ETF Management Risk: No underlying ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of each underlying ETF may not produce the intended results.

Valuation Risk: An underlying ETF may value certain securities at higher prices than the prices at which it can sell them.

Fixed income risk:  Investments in fixed income securities are subject to the following risks:

Interest rate risk: Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates risk. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

Corporate debt risk: In periods of economic uncertainty, investors may favor U.S. government debt securities over debt securities of corporate issuers, in which case the value of corporate debt securities would decline in relation to the value of U.S. government debt securities.

Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Securities rated BBB or lower generally have more credit risk than higher-rated securities. Non-investment grade debt — also known as “High-yield bonds” and “junk bonds” — have a higher risk of default and tend to be less liquid than higher-rated securities.

Lower rated investment-grade debt securities: Junk bonds are subject to a greater market risk than higher rated debt securities, with adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Foreign investment risk: An investment in foreign securities involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. An investment in foreign securities may be subject to the following risks:

Currency risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from an investment in securities denominated in a foreign currency or may widen existing losses.

Settlement risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for delivery of securities) not typically associated with the settlement of U.S. investments.

Geographic risk: The economies and financial markets of certain regions, such as Latin America and the Pacific region, can be highly interdependent and may decline all at the same time.

Political/Economic risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on foreign investments.

Regulatory risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Transaction costs risk: the costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth stock risk: Growth stocks are stocks considered to possess above average growth potential and generally have low dividends and higher prices relative to standard measures, such as earnings and book value. There are times when value stocks outperform growth stocks. A risk of choosing growth style investing is that it will not outperform value style investing.

Large cap risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Securities that trade over-the-counter may be more difficult to sell than securities traded over a national securities exchange, and they can be less liquid as a result.

Market risk: Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The price of equity securities may fluctuate depending on market conditions, and therefore the value of an investment in equity securities may increase or decrease dramatically at any time. A Fund may experience a substantial or complete loss on an individual stock.

Mortgage risk: A Fund that purchases mortgage related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates fall, the underlying mortgages may be prepaid at a faster rate than previously assumed in pricing the mortgage-backed security, which would shorten the period to maturity. When interest rates rise, the underlying mortgages may be prepaid at a slower rate than previously assumed, which would lengthen the period to maturity.

Characteristics of underlying mortgage pools will vary, and it is not possible to precisely predict the realized yield or average life of a particular mortgage-backed security, because of the principal prepayment feature inherent in the security. A decline in interest rates may lead to increased prepayment of the underlying mortgages, and the security holder may have to reinvest proceeds received at lower yields. Unscheduled or early payments on the underlying mortgages may shorten the effective maturity of a mortgage-backed security and impact the yield and price of the security. An increase in interest rates may lead to prepayment of the underlying mortgages over a longer time period than was assumed when the mortgage-backed security was purchased, and the security holder may not receive expected levels of payments to reinvest at higher rates of return. Delay in payments on the underlying mortgages may lengthen the effective maturity of the security and impact the price and yield of the security. Mortgage-backed securities issued by private corporations generally will have more credit risk than securities issued by U.S. Government agencies. Fannie Mae and Freddie Mac mortgage-backed securities are now government-sponsored enterprises. In addition, terms and features of some underlying mortgages may increase the likelihood of defaults by borrowers due to declining collateral values, inability of borrowers to make scheduled payments upon interest rate resets and other factors.

Options and Futures Risk: Risks to a Fund in options and futures transactions include: (a) the securities held in a Fund’s portfolio may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Fund, and as a result the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index, securities or debt obligation; (b) a Fund purchasing an option may lose the entire amount of the premium plus transaction costs; (c) if a Fund has written a covered call option and the price of the underlying security increases sufficiently, the option may be exercised. The Fund will be required to sell the security at a price below current market value with the loss offset only by the amount of the premium the Fund received from writing the option.

Small and Mid-cap risk: The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times it may be difficult for a Fund to sell small-to-mid-cap stocks at reasonable prices.

Underlying fund risk: A Fund’s ability to achieve its investment objective will depend largely on the ability of the Adviser to select the appropriate mix of underlying funds. In addition, achieving the Fund’s objective will depend on the performance of the underlying funds which depends on the underlying fund’s ability to meet their investment objectives. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective.

A Fund is subject to the same risks as the underlying funds in which it invests. The Fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent an underlying fund invests in these securities directly or engages in hedging and other strategic transactions, the Fund will be subject to the same risks. When a Fund has a greater mix of equity securities it will be less conservative and have more equity securities risk exposure. When a Fund has a greater mix of fixed-income and short-term fixed-income securities, it will be more conservative and have more fixed income securities risk exposure.

Value stock risk: Value stocks are stocks considered to be undervalued in the marketplace and generally have above average dividends with prices that are considered low as compared with standard measures, such as earnings and book value. Value stocks are subject to the risk that they will remain undervalued. Value stocks are also subject to the risk that the Adviser’s measure of intrinsic value may not be accurate and stocks chosen by the Adviser may perform poorly. There are times when growth stocks outperform value stocks. A risk of choosing value style investing is that it will not outperform growth style investing.

Zero coupon risk: Zero coupon securities and discount notes do not pay interest, and they may fluctuate more in market value and be more difficult for a Fund to resell during periods of interest rate changes than comparable securities that pay interest in cash at regular intervals. For example, a fund may lose a portion of the principal amount of a zero coupon security if it sells the security after an increase in interest rates.

Zero coupon securities and discount notes may fluctuate more in market value and be more difficult for a Fund to resell during periods of interest rate changes in the market place than comparable securities that pay interest in cash at regular intervals. The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Fund may lose more if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.

MANAGEMENT OF THE FUNDS

The Advisory contract is renewed for one year periods, as approved by the Investment Company’s Board of Directors. The Advisory contract has been renewed for the year 2010. Information regarding the basis for the approval of the contract renewal by the Board will be included in the semiannual report to shareholders for the period ending June 30, 2010.

The Adviser

Mutual of America Capital Management Corporation, 320 Park Avenue, New York, New York 10022-6839 (the “Adviser” or “Capital Management”) is the investment adviser for the Funds of the Investment Company. The Adviser is a registered investment adviser which has managed the assets of the Insurance Company and the funds of the Investment Company since 1993. The Adviser had total assets under management of approximately $8.7 billion at December 31, 2009, including $2.3 billion for the Investment Company. As Adviser, Capital Management:

•                  places orders for the purchase and sale of securities,

•                  engages in securities research,

•                  makes recommendations to and reports to the Investment Company’s Board of Directors,

•                  supplies administrative, accounting and recordkeeping services for the Funds,

•                  provides the office space, facilities, equipment, material and personnel necessary to perform its duties, and

•                  performs reallocation and rebalancing services.

For its investment management services, the Adviser receives compensation from each Fund at an annual rate of the Fund’s net assets, calculated as a daily charge. These annual rates are:

•                  All America, Composite, Bond, and Mid-Term Bond Funds — .40%

•                  Small Cap Value and Small Cap Growth Funds — .75%

•                  Mid Cap Value Fund — .55%

•                  Equity Index and Mid-Cap Equity Index Funds — .075%

•                  International Fund — .075%

•                  Money Market Fund — .15%

•                  Allocation Funds — 0%

•                  Retirement Funds — .05%

The Allocation Funds indirectly incur advisory fees of the Adviser. See “Annual Fees and Expenses.”

Portfolio Managers

The person(s) primarily responsible for the day-to-day management of the Funds’ investment portfolios are listed below. No information is given for the Money Market Fund because of the type of investments it makes. No information is given for the Allocation Funds, because each of these Funds invests in other Funds of the Investment Company which are selected in a formulaic manner. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Investment Company.

Thomas J. Dillman, Executive Vice President of the Adviser, joined the Adviser in August, 2003. Prior to joining the Adviser, Mr. Dillman was Director of Equity Research at Deutsche Bank, and prior to that he was head of research at State Street Research. He has approximately 29 years of investment management experience, with an emphasis on senior research roles.

Andrew L. Heiskell, Executive Vice President of the Adviser, has approximately 35 years of experience in selecting securities for, and managing, fixed-income portfolios. Mr. Heiskell has been employed by the Adviser since 1993.

Eleanor Innes, Second Vice President of the Adviser, joined the Adviser in 2000 from Nikko Global Asset Management (USA), Inc. Ms. Innes has approximately 17 years of experience in the financial industry. For a significant portion of her first year at the Adviser, she was a marketing assistant. Thereafter, she has performed research and has assisted portfolio managers in managing equity funds, as well as overseeing the index funds’ investment and performance.

Stephen J. Rich, Executive Vice President of the Adviser, joined the Adviser in February 2004 from his position as Vice President, Senior Portfolio Manager at J.P. Morgan Fleming Investment Management Inc. He has approximately 19 years of experience selecting securities for and managing equity portfolios. Mr. Rich was a portfolio manager at J.P. Morgan Fleming for 2 years prior to joining the Adviser where he was responsible for managing small cap portfolios.

Paul Travers, Senior Vice President of the Adviser, joined the Adviser in 1984. He has approximately 23 years of experience in the investment management industry.

Marguerite Wagner, Executive Vice President of the Adviser, joined the Adviser in 2005 from her position as Managing Director, Citigroup Asset Management. She was employed by Citigroup in various portfolio management roles from 1985 until she joined the Adviser. Ms. Wagner has approximately 25 years of experience selecting securities and managing portfolios.

Gary P. Wetterau, Executive Vice President of the Adviser, joined the Adviser in August 1995 from his position of Assistant Vice President and Portfolio Manager of M.D. Sass. He has approximately 22 years of experience in selecting securities for and managing fixed income portfolios. Mr. Wetterau has managed fixed income portfolios for the Adviser and currently manages mortgage-backed securities portfolios.

Equity Index Fund

The Equity Index Fund is managed by Eleanor Innes. See “Portfolio Managers” for additional information.

All America Fund

The large cap value and large cap growth segments of the All America Fund are managed by a team of research analysts overseen by Thomas J. Dillman, who makes all portfolio management decisions. The small cap value segment of the Fund is managed by Stephen J. Rich. The small cap growth segment of the Fund is managed by Marguerite Wagner. The index portion of the Fund is overseen by Eleanor Innes. See “Portfolio Managers” for additional information.

Small Cap Value Fund

The Small Cap Value Fund is managed by Stephen J. Rich. See “Portfolio Managers” for additional information.

Small Cap Growth Fund

The Small Cap Growth Fund is managed by Marguerite Wagner. See “Portfolio Managers” for additional information.

Mid Cap Value Fund

The Mid Cap Value Fund is managed by Stephen J. Rich. See “Portfolio Managers” for additional information.

Mid Cap Equity Index Fund

The Mid Cap Equity Index Fund is managed by Eleanor Innes. See “Portfolio Managers” for additional information.

Composite Fund

The fixed income portion of the Composite Fund is managed by Andrew L. Heiskell. The mortgage backed segment of the Fund is managed by Gary P. Wetterau. The large cap equity portion of the Fund is managed by Thomas J. Dillman. See “Portfolio Managers” for additional information.

International Fund

The International Fund is managed by Eleanor Innes. See “Portfolio Managers” for additional information.

Bond Fund and Mid-Term Bond Fund

The fixed income investment strategy and day-to-day operations of the Bond Fund and Mid-Term Bond Fund are managed by Andrew L. Heiskell. The mortgage-backed segment of each Fund is managed by Gary P. Wetterau. See “Portfolio Managers” for additional information.

Retirement Funds

The Retirement Funds are managed by Paul Travers. See “Portfolio Managers” for additional information.

INFORMATION ABOUT FUND SHARES

Pricing of Fund Shares

The purchase or redemption price of a Fund share is equal to its net asset value (“NAV”) that we next calculate after we receive the purchase or redemption order. Orders received by the Separate Account sponsor on a business day prior to the close of regular trading on The New York Stock Exchange (“Exchange”) and communicated to the Fund or its Transfer Agent prior to 9:00 a.m. Eastern Time on the following business day will be effected at the NAV determined on the business day when the order was received by the Separate Account. A Fund’s net asset value per share is equal to the sum of the value of the securities it holds plus any cash or other assets (including accrued interest and dividends), minus all liabilities (including accrued expenses) divided by the number of shares outstanding. For any portion of a Fund’s assets that are invested in an underlying investment company which is not an ETF, that Fund’s net asset value is calculated based on the net asset values of the investment company in which the Fund has invested. The net asset value of the portion of a Fund’s net assets that are invested in ETFs is determined based on the market value of the ETF holdings. The Adviser calculates a Fund’s net asset value as of the close of trading on the Exchange on each day the Exchange is open for trading (a “Valuation Day”). Fund shares will not be priced on days that the Exchange is not open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

In determining a Fund’s net asset value, the Adviser uses market value. If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value (the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium).

If there are any equity or debt securities or assets for which market quotations are not readily available, the Adviser will use fair value pricing, as determined in good faith by, or under the direction of, the Investment Company’s Board of Directors or its Valuation Committee.

Fair Value Pricing. The Investment Company strictly complies with Rule 22c-1 of the Investment Company Act of 1940 in calculating the net asset value of its shares each business day. A daily pricing routine is followed, which contains controls to ensure that all prices are properly obtained and recorded in conjunction with a computer program. Prices are obtained from Bloomberg for equities and from FT Interactive Data for fixed income securities. In the event that a price is missing from the automatic data transmission, it is obtained from these sources manually. In the unusual event that Bloomberg or FT Interactive cannot supply a price, a secondary pricing source approved in advance by the Investment Company’s Board of Directors is used. In the event that the secondary source cannot supply a price, then fair value pricing is used. All prices are reviewed for reasonableness by the Finance Division Pricing Unit of the Insurance Company, pursuant to an agreement with the Adviser. In the event that the Pricing Unit disagrees with the primary and secondary pricing sources price determinations, or there is a material occurrence which is reasonably likely to have a substantial effect on the prices received from the pricing sources mentioned above or on the net asset value calculated from all prices received by the Investment Company, fair value pricing will be applied to arrive at a correct price or net asset value as the case may be. Fair Value is reviewed and approved by a Valuation Committee appointed by the Investment Company’s Board of Directors. The effects of using fair value pricing are to conform the prices recorded and utilized by the Investment Company in determining its net asset value to the amounts that the Investment Company reasonably views as accurate. When Fair Value Pricing takes place the prices of the securities in a portfolio that are used in creating its net asset value may differ from published or quoted prices for the same securities.

Purchase of Shares

The Investment Company offers shares in the Funds only to the Insurance Companies, without sales charge, for allocation to their Separate Accounts. Acceptance by the Insurance Company of an order for allocating account balance to one of the separate account funds constitutes a purchase order for shares of the corresponding Fund of the Investment Company. In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept funds or issue shares or effect subsequent transactions, including accepting additional contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law. The Investment Company also offers its shares to a limited number of owners of contracts and policies maintained by Wilton Re, which is a closed block of business to which newly established funds are not available.

Redemption of Shares

The Investment Company redeems all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share we next determine. We do not impose any deferred sales charge on redemptions.

We pay redemption proceeds normally within seven days of receipt of the redemption request, unless the Investment Company suspends or delays payment of redemption proceeds as permitted in accordance with SEC regulations. Acceptance by the Insurance Company of an order for withdrawal of account balance from one of the separate account funds constitutes a redemption order for shares of the corresponding Fund of the Investment Company.

Frequent Purchases and Redemptions of Fund Shares

Risks of frequent trading occurring may be greater for portfolios investing in certain securities, such as funds that invest in securities traded on foreign markets like the International Fund, in small cap stocks that may trade infrequently like the Small Cap Value Fund and Small Cap Growth Fund, and in securities that are illiquid or do not otherwise have readily available market quotations.

The Investment Company Funds are offered only to the Separate Accounts of the Insurance Company and solely with respect to its variable life insurance and annuity contracts (“contracts”). The purpose of the contracts that invest in the Investment Company Funds is to assist with the accumulation of long term retirement savings. These contracts are not intended to provide contractholders and participants with a means to engage in market timing through frequent transfers of their account balances in an attempt to take advantage of daily fluctuations in the securities markets.

Excessive frequent transfer practices designed to take advantage of short-term changes in the securities markets may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Such transfer practices may cause harm to the investment performance of a Fund if transfers involve amounts which are substantial when compared to the Fund’s total net assets under management.

The Insurance Company has the exclusive relationship with the individual contractholders and, as such, aggregates all daily purchase and redemption orders received from all contractholders and participants under the contracts into a net purchase or redemption order for shares of the Funds offered by the Investment Company. Accordingly, other than as discussed below, the Investment Company does not have access to the records or identities of individual contractholders or participants of the Insurance Company and may not be aware of any individual contractholder or participant who may be engaging in excessive frequent transfers. There can be no assurance that frequent transfers in the Funds will not occur.

In view of the above, the Investment Company Board has adopted and implemented the following policies and procedures with regard to frequent transfers.

The Investment Company monitors the aggregate net daily purchase or redemption activity of each Fund to make a determination, in its opinion, as to whether such aggregate net trading activity could have an adverse impact on a Fund’s investment performance. The Investment Company periodically meets with the Insurance Company to discuss any factors that may be materially impacting investment performance of the Funds, including excessive frequent transfer activity, if any. The Investment Company also periodically requests a description of the procedures and controls in place at the Insurance Company to identify any excessive frequent transfer activity together with a report on whether such activity, if any, might be having an adverse effect on the investment performance of the Funds.

In this regard, the Investment Company seeks to work with the Insurance Company to discourage contractholders and participants from engaging in excessive frequent transfers which could harm the Funds’ investment performance. The Investment Company has not set a restriction on the volume or number of transactions allowed in a given period and it has not established a minimum holding period nor an exchange or redemption fee. There may be legal and technological limitations on the ability of the Insurance Company to impose restrictions or limitations on the transfer practices of its contractholders and participants. Consequently, the Investment Company’s ability to monitor and discourage frequent transfer practices in a Fund may be limited. If not detected, frequent transfer practices may harm the investment performance of a Fund.

If in the Investment Company’s opinion, excessive frequent transfer activity involving material amounts is causing an adverse effect on a Fund’s investment performance, the Investment Company will request access to data of individual contractholders’ and participants’ transaction activity and instruct the Insurance Company take such actions as are appropriate to cause the activity to cease. If the Insurance Company, after consultation in such circumstances, does not take reasonable steps to substantially eliminate such activity by its contractholders, the Investment Company reserves the right to reject any purchase order it receives thereafter that, in the Investment Company’s opinion, may adversely affect a Fund’s investment performance. This policy will be applied on a uniform basis.

The Investment Company has no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. The Investment Company does not accommodate frequent purchases and redemptions of Fund shares which may adversely affect a Fund’s investment performance.

Intermediaries Purchasing Shares in the Investment Company

The Separate Accounts through which contractholders participate in the Investment Company may impose frequent trading restrictions that differ from those described above. Participants should consult the prospectus of the Separate Account in which they own units for disclosures provided by the Separate Account to determine what restrictions apply to them. The prospectuses of the Separate Account will contain a description of the Insurance Company’s policies and procedures with respect to frequent purchases and redemptions of fund shares. The restrictions described above, which are designed to prevent or minimize frequent trading that could have an adverse impact on a fund’s performance, apply to trades that occur through the Separate Accounts, based upon their net purchases or redemptions and will not be imposed in circumstances where the Separate Account’s frequent trading policies sufficiently protect Fund shareholders.

Dividends, Capital Gains Distributions and Taxes

Each Fund declares dividends at least annually to pay out substantially all of the Fund’s net investment income (dividends) and net realized short and long term capital gains (capital gains distributions). All dividends and capital gains distributions are reinvested in additional shares of the distributing Fund.

A Fund is not subject to federal income tax on ordinary income and net realized capital gains that it distributes to shareholders, as long as it meets certain federal tax law requirements including, but not limited to requirements related to source of income, diversification of assets and minimum distributions. Each Fund is treated as a separate corporation for federal income tax purposes and must satisfy the tax requirements independently.

The Insurance Company, through the Separate Accounts, is the shareholder of the Investment Company’s Funds. Under current federal tax law, the Separate Accounts do not pay taxes on the income dividends and capital gains distributions they receive through ownership of the Fund’s shares. Each Fund intends to comply or continue to comply with the diversification requirements imposed by section 817(h) of the Internal Revenue Code of 1986, as amended, and the regulations thereunder. These requirements place certain limitations on the assets of each Separate Account — and, because section 817(h) and those regulations treat the assets of each Fund as assets of the related Separate Account, of each Fund — that may be invested in securities of a single issuer. A Fund’s failure to satisfy the section 817(h) requirements would result in taxation of the Insurance Company and treatment of the holders other than as described in the applicable Contract prospectus.

A contractholder or policyowner should refer to the Contract prospectus or brochure for a summary discussion of the tax consequences for increases in account balance and distributions under the Contract.

Breakpoint Discounts

Since the Investment Company does not charge front end or back end sales charges, there are no breakpoint discounts.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years, or for the period of a Fund’s operations if shorter. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the particular Fund (assuming reinvestment of all dividends and other distributions). This information is excerpted from the financial statements of the Fund the Fund’s independent registered public accounting firm, whose report, along with the Investment Company’s financial statements, are included in the Investment Company’s annual report, which is available upon request.

The total returns shown below do not include charges and expenses imposed at the Separate Account level. If they did, the returns shown would have been lower. Therefore, the returns do not represent the rate that a contractholder or policyowner would have earned or lost on the portion of the account balance allocated to the corresponding Fund.

Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, 2009 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following: [Tables to include data from 2009-2005]

Equity Index Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$2.41	$2.38	$2.14	$2.12	$1.95
Income (Loss) From Investment Operations:
Net Investment Income	0.04	0.05	0.04	0.04	0.05
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.93)	0.07	0.30	0.06	0.17
Total From Investment Operations	(0.89)	0.12	0.34	0.10	0.22
Less: Dividend Distributions:
From Net Investment Income	(0.03)	(0.05)	(0.04)	(0.03)	(0.04)
From Capital Gains	(0.01)	(0.04)	(0.06)	(0.05)	(0.01)
Total Distributions	(0.04)	(0.09)	(0.10)	(0.08)	(0.05)
Net Asset Value, End of Period	$1.48	$2.41	$2.38	$2.14	$2.12

Total Return (%) (b)	(37.08)	5.22	15.59	4.81	10.69
Net Assets, End of Period ($ millions)	$545	$816	$811	$726	$722
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.07	1.82	1.85	1.76	1.91
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.25	0.20	0.17	0.24	0.22
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.25	0.20	0.14	0.13	0.13
Portfolio Turnover Rate (%) (a)	4.70	4.66	4.91	9.36	4.87

(a)           Portfolio turnover rate excludes all short-term securities.

(b)          Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement through April 30, 2006.

All America Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.86	$2.00	$1.94	$2.05	$2.12
Income (Loss) From Investment Operations:
Net Investment Income	0.03	0.03	0.02	0.01	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.68)	0.06	0.28	0.06	0.15
Total From Investment Operations	(0.65)	0.09	0.30	0.07	0.17
Less: Dividend Distributions:
From Net Investment Income	(0.02)	(0.03)	(0.03)	(0.01)	(0.02)
From Capital Gains	(0.04)	(0.20)	(0.21)	(0.17)	(0.22)
Total Distributions	(0.06)	(0.23)	(0.24)	(0.18)	(0.24)
Net Asset Value, End of Period	$1.15	$1.86	$2.00	$1.94	$2.05

Total Return (%) (b)	(35.49)	4.27	15.74	3.71	8.23
Net Assets, End of Period ($ millions)	$222	$389	$423	$407	$458
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.64	1.30	1.36	1.17	1.16
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.56	0.55	0.52	0.64	0.62
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.56	0.55	0.49	0.50	0.50
Portfolio Turnover Rate (%) (a)	31.03	29.24	33.84	48.00	53.03

Small Cap Value Fund

	Year Ended December 31,
	2008	2007	2006	2005(e)
Net Asset Value, Beginning of Period	$1.06	$1.24	$1.07	$1.00
Income (Loss) From Investment Operations:
Net Investment Income	0.01	0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.30)	(0.06)	0.18	0.07
Total From Investment Operations	(0.29)	(0.05)	0.19	0.08
Less: Dividend Distributions:
From Net Investment Income	(0.01)	(0.01)	(0.01)	(0.01)
From Capital Gains	(0.00)	(0.12)	(0.01)	—
From Return of Capital	(0.01)	—	—	—
Total Distributions	(0.02)	(0.13)	(0.02)	(0.01)
Net Asset Value, End of Period	$0.75	$1.06	$1.24	$1.07

Total Return (%) (b)	(27.76)	(3.99)	17.68	7.61	(c)
Net Assets, End of Period ($ millions)	$155	$215	$246	$34
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.23	0.96	1.42	1.19	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.92	0.89	0.81	0.96	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.92	0.89	0.80	0.84	(d)
Portfolio Turnover Rate (%) (a)	59.64	55.77	62.55	32.67	(c)

(a)              Portfolio turnover rate excludes all short-term securities.

(b)             Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement through April 30, 2006.

(c)              Not annualized.

(d)             Annualized.

(e)              For the period July 1, 2005 (commencement of operations) through December 31, 2005.

Small Cap Growth Fund

	Year Ended December 31,
	2008	2007	2006	2005(e)
Net Asset Value, Beginning of Period	$1.08	$1.19	$1.06	$1.00
Income (Loss) From Investment Operations:
Net Investment Income	—	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.36)	0.05	0.16	0.06
Total From Investment Operations	(0.36)	0.05	0.16	0.06
Less: Dividend Distributions:
From Net Investment Income	—	—	—	—
From Capital Gains	(0.02)	(0.16)	(0.03)	—
Total Distributions	(0.02)	(0.16)	(0.03)	—
Net Asset Value, End of Period	$0.70	$1.08	$1.19	$1.06

Total Return (%) (b)	(34.37)	4.68	15.14	5.49	(c)
Net Assets, End of Period ($ millions)	$147	$223	$224	$24
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.16)	(0.26)	(0.20)	0.00	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.92	0.89	0.83	0.95	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.92	0.89	0.81	0.83	(d)
Portfolio Turnover Rate (%) (a)	93.16	94.06	85.67	64.38	(c)

Mid Cap Value Fund

	Years Ended December 31,
	2008		2007	2006	2005(e)
Net Asset Value, Beginning of Period	$1.20		$1.21	$1.06	$1.00
Income (Loss) From Investment Operations:
Net Investment Income	0.02		0.02	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.41)		(0.01)	0.16	0.06
Total From Investment Operations	(0.39)		0.01	0.17	0.07
Less: Dividend Distributions:
From Net Investment Income	(0.02	)(h)	(0.02)	(0.01)	(0.01)
From Capital Gains	—		—	(0.01)	—
Total Distributions	(0.02)		(0.02)	(0.02)	(0.01)
Net Asset Value, End of Period	$0.79		$1.20	$1.21	$1.06

Total Return (%) (b)	(32.64)		0.88	15.93	6.91	(c)
Net Assets, End of Period ($ millions)	$30		$40	$33	$11
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.62		1.54	1.69	1.76	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.74		0.75	0.70	0.75	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.74		0.75	0.66	0.62	(d)
Portfolio Turnover Rate (%) (a)	33.80		27.24	30.41	14.39	(c)

(a)              Portfolio turnover rate excludes all short-term securities.

(b)             Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement through April 30, 2006.

(c)              Not annualized.

(d)             Annualized.

(e)              For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(h)             Includes less than $0.005 of tax-basis return of capital distributions.

Mid-Cap Equity Index Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.51	$1.56	$1.53	$1.46	$1.30
Income (Loss) From Investment Operations:
Net Investment Income	0.02	0.03	0.02	0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.56)	0.09	0.14	0.16	0.19
Total From Investment Operations	(0.54)	0.12	0.16	0.18	0.20
Less: Dividend Distributions:
From Net Investment Income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)
From Capital Gains	(0.02)	(0.14)	(0.10)	(0.09)	(0.03)
Total Distributions	(0.04)	(0.17)	(0.13)	(0.11)	(0.04)
Net Asset Value, End of Period	$0.93	$1.51	$1.56	$1.53	$1.46

Total Return (%) (b)	(36.31)	7.74	10.10	12.50	16.28
Net Assets, End of Period ($ millions)	$248	$379	$357	$358	$295
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.47	1.52	1.40	1.37	1.08
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.25	0.22	0.17	0.25	0.24
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.25	0.22	0.14	0.13	0.13
Portfolio Turnover Rate (%) (a)	22.66	20.53	16.02	18.65	15.73

International Fund

	Year Ended	Period Ended
	December 31,	December 31,
	2008	2007(h)
Net Asset Value, Beginning of Period	$0.95	$1.00
Income (Loss) From Investment Operations:
Net Investment Income	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.40)	(0.05)
Total From Investment Operations	(0.38)	(0.03)
Less: Dividend Distributions:
From Net Investment Income	(0.02)	(0.02)
From Capital Gains	(0.00)	—
Total Distributions	(0.02)	(0.02)
Net Asset Value, End of Period	$0.55	$0.95

Total Return (%)	(40.06)	(2.93	)(c)
Net Assets, End of Period ($ millions)	$12	$3
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	5.17	3.38	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.20	0.22	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.20	0.22	(d)
Portfolio Turnover Rate (%) (a)	0.00	—

(a)              Portfolio turnover rate excludes all short-term securities.

(b)             Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement through April 30, 2006.

(c)              Not annualized.

(d)             Annualized.

(h)             For the period November 5, 2007 (commencement of operations) through December 31, 2007.

Composite Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.60	$1.55	$1.43	$1.46	$1.40
Income (Loss) From Investment Operations:
Net Investment Income	0.04	0.05	0.05	0.04	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.40)	0.05	0.11	(0.03)	0.06
Total From Investment Operations	(0.36)	0.10	0.16	0.01	0.10
Less: Dividend Distributions:
From Net Investment Income	(0.04)	(0.05)	(0.04)	(0.04)	(0.04)
From Capital Gains	—	—	—	—	—
Total Distributions	(0.04)	(0.05)	(0.04)	(0.04)	(0.04)
Net Asset Value, End of Period	$1.20	$1.60	$1.55	$1.43	$1.46

Total Return (%) (b)	(22.51)	6.69	10.80	0.96	6.34
Net Assets, End of Period ($ millions)	$150	$220	$229	$232	$257
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.01	2.72	2.70	2.48	2.46
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.57	0.55	0.52	0.63	0.61
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.57	0.55	0.48	0.50	0.50
Portfolio Turnover Rate (%) (a)	37.98	24.95	26.77	93.84	94.56

Retirement Income Fund

	Year Ended	Period Ended
	December 31,	December 31,
	2008	2007(h)
Net Asset Value, Beginning of Period	$0.96	$1.00
Income (Loss) From Investment Operations:
Net Investment Income	0.03	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.13)	(0.04)
Total From Investment Operations	(0.10)	—
Less: Dividend Distributions:
From Net Investment Income	(0.03)	(0.03)
From Capital Gains	(0.00)	(0.01)
Total Distributions	(0.03)	(0.04)
Net Asset Value, End of Period	$0.83	$0.96

Total Return (%)	(9.61)	0.07	(c)
Net Assets, End of Period ($ millions)	$4	$1
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	5.42	6.12	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (f)	0.05	0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (f)	0.05	0.05	(d)
Portfolio Turnover Rate (%) (a)	82.92	14.38	(c)

(a)              Portfolio turnover rate excludes all short-term securities.

(b)             Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement through April 30, 2006.

(c)              Not annualized.

(d)             Annualized.

(f)                Allocation and Retirement Funds exclude expenses of the underlying funds.

(h)             For the period November 5, 2007 (commencement of operations) through December 31, 2007.

2010 Retirement Fund

	Year Ended	Period Ended
	December 31,	December 31,
	2008	2007(h)
Net Asset Value, Beginning of Period	$0.94	$0.99
Income (Loss) From Investment Operations:
Net Investment Income	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.20)	(0.03)
Total From Investment Operations	(0.17)	—
Less: Dividend Distributions:
From Net Investment Income	(0.03)	(0.03)
From Capital Gains	(0.00)	(0.02)
Total Distributions	(0.03)	(0.05)
Net Asset Value, End of Period	$0.74	$0.94

Total Return (%)	(17.45)	(0.68	)(c)
Net Assets, End of Period ($ millions)	$8	$2
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	5.36	5.28	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (f)	0.05	0.04	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (f)	0.05	0.04	(d)
Portfolio Turnover Rate (%) (a)	32.37	32.49	(c)

2015 Retirement Fund

	Year Ended		Period Ended
	December 31,		December 31,
	2008		2007(h)
Net Asset Value, Beginning of Period	$0.92		$0.98
Income (Loss) From Investment Operations:
Net Investment Income	0.03		0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.22)		(0.04)
Total From Investment Operations	(0.19)		(0.01)
Less: Dividend Distributions:
From Net Investment Income	(0.03	)(g)	(0.03)
From Capital Gains	(0.00)		(0.02)
Total Distributions	(0.03)		(0.05)
Net Asset Value, End of Period	$0.70		$0.92

Total Return (%)	(21.01)		(1.18	)(c)
Net Assets, End of Period ($ millions)	$20		$5
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	4.65		5.39	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (f)	0.05		0.04	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (f)	0.05		0.04	(d)
Portfolio Turnover Rate (%) (a)	21.47		2.79	(c)

(a)              Portfolio turnover rate excludes all short-term securities.

(c)              Not annualized.

(d)             Annualized.

(f)                Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)             Includes less than $0.005 of tax-basis return of capital distributions.

(h)             For the period November 5, 2007 (commencement of operations) through December 31, 2007.

2020 Retirement Fund

	Year Ended		Period Ended
	December 31,		December 31,
	2008		2007(h)
Net Asset Value, Beginning of Period	$0.91		$0.97
Income (Loss) From Investment Operations:
Net Investment Income	0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.25)		(0.04)
Total From Investment Operations	(0.23)		(0.02)
Less: Dividend Distributions:
From Net Investment Income	(0.02	)(g)	(0.02)
From Capital Gains	(0.00)		(0.02)
Total Distributions	(0.02)		(0.04)
Net Asset Value, End of Period	$0.66		$0.91

Total Return (%)	(24.81)		(1.54	)(c)
Net Assets, End of Period ($ millions)	$21		$5
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	4.73		5.29	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (f)	0.05		0.04	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (f)	0.05		0.04	(d)
Portfolio Turnover Rate (%) (a)	14.74		2.51	(c)

2025 Retirement Fund

	Year Ended		Period Ended
	December 31,		December 31,
	2008		2007(h)
Net Asset Value, Beginning of Period	$0.92		$0.99
Income (Loss) From Investment Operations:
Net Investment Income	0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.28)		(0.04)
Total From Investment Operations	(0.26)		(0.02)
Less: Dividend Distributions:
From Net Investment Income	(0.02	)(g)	(0.02)
From Capital Gains	(0.00)		(0.03)
Total Distributions	(0.02)		(0.05)
Net Asset Value, End of Period	$0.64		$0.92

Total Return (%)	(28.32)		(1.95	)(c)
Net Assets, End of Period ($ millions)	$15		$2
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	5.06		4.48	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (f)	0.05		0.04	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (f)	0.05		0.04	(d)
Portfolio Turnover Rate (%) (a)	10.06		0.28	(c)

(a)              Portfolio turnover rate excludes all short-term securities.

(c)              Not annualized.

(d)             Annualized.

(f)                Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)             Includes less than $0.005 of tax-basis return of capital distributions.

(h)             For the period November 5, 2007 (commencement of operations) through December 31, 2007.

2030 Retirement Fund

	Year Ended		Period Ended
	December 31,		December 31,
	2008		2007(h)
Net Asset Value, Beginning of Period	$0.92		$0.99
Income (Loss) From Investment Operations:
Net Investment Income	0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.30)		(0.04)
Total From Investment Operations	(0.28)		(0.02)
Less: Dividend Distributions:
From Net Investment Income	(0.02	)(g)	(0.02)
From Capital Gains	(0.00)		(0.03)
Total Distributions	(0.02)		(0.05)
Net Asset Value, End of Period	$0.62		$0.92

Total Return (%)	(29.95)		(2.22	)(c)
Net Assets, End of Period ($ millions)	$12		$2
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	4.61		4.82	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (f)	0.05		0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (f)	0.05		0.05	(d)
Portfolio Turnover Rate (%) (a)	12.34		4.11	(c)

2035 Retirement Fund

	Year Ended		Period Ended
	December 31,		December 31,
	2008		2007(h)
Net Asset Value, Beginning of Period	$0.92		$1.00
Income (Loss) From Investment Operations:
Net Investment Income	0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.32)		(0.05)
Total From Investment Operations	(0.30)		(0.03)
Less: Dividend Distributions:
From Net Investment Income	(0.02	)(g)	(0.02)
From Capital Gains	(0.00)		(0.03)
Total Distributions	(0.02)		(0.05)
Net Asset Value, End of Period	$0.60		$0.92

Total Return (%)	(32.53)		(2.54	)(c)
Net Assets, End of Period ($ millions)	$9		$2
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	4.21		3.76	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (f)	0.05		0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (f)	0.05		0.05	(d)
Portfolio Turnover Rate (%) (a)	7.62		0.71	(c)

(a)              Portfolio turnover rate excludes all short-term securities.

(c)              Not annualized.

(d)             Annualized.

(f)                Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)             Includes less than $0.005 of tax-basis return of capital distributions.

(h)             For the period November 5, 2007 (commencement of operations) through December 31, 2007.

2040 Retirement Fund

	Year Ended		Period Ended
	December 31,		December 31,
	2008		2007(h)
Net Asset Value, Beginning of Period	$0.91		$0.99
Income (Loss) From Investment Operations:
Net Investment Income	0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.32)		(0.05)
Total From Investment Operations	(0.30)		(0.03)
Less: Dividend Distributions:
From Net Investment Income	(0.02	)(g)	(0.02)
From Capital Gains	(0.00)		(0.03)
Total Distributions	(0.02)		(0.05)
Net Asset Value, End of Period	$0.59		$0.91

Total Return (%)	(32.75)		(2.68	)(c)
Net Assets, End of Period ($ millions)	$6		$1
Ratio of Net Investment Income to (Loss) Average Net Assets (%)	4.20		3.93	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (f)	0.05		0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (f)	0.05		0.05	(d)
Portfolio Turnover Rate (%) (a)	7.79		1.18	(c)

2045 Retirement Fund

	Year Ended		Period Ended
	December 31,		December 31,
	2008		2007(h)
Net Asset Value, Beginning of Period	$0.91		$0.99
Income (Loss) From Investment Operations:
Net Investment Income	0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.32)		(0.05)
Total From Investment Operations	(0.30)		(0.03)
Less: Dividend Distributions:
From Net Investment Income	(0.02	)(g)	(0.02)
From Capital Gains	(0.00)		(0.03)
Total Distributions	(0.02)		(0.05)
Net Asset Value, End of Period	$0.59		$0.91

Total Return (%)	(32.90)		(2.79	)(c)
Net Assets, End of Period ($ millions)	$7		$1
Ratio of Net Investment Income to (Loss) Average Net Assets (%)	4.49		4.17	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (f)	0.05		0.03	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (f)	0.05		0.03	(d)
Portfolio Turnover Rate (%) (a)	6.77		6.34	(c)

(a)              Portfolio turnover rate excludes all short-term securities.

(c)              Not annualized.

(d)             Annualized.

(f)                Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)             Includes less than $0.005 of tax-basis return of capital distributions.

(h)             For the period November 5, 2007 (commencement of operations) through December 31, 2007.

Conservative Allocation Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.03	$1.02	$1.00	$1.02	$1.01
Income (Loss) From Investment Operations:
Net Investment Income	0.04	0.04	0.04	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.14)	0.02	0.03	(0.01)	0.02
Total From Investment Operations	(0.10)	0.06	0.07	0.02	0.05
Less: Dividend Distributions:
From Net Investment Income	(0.04)	(0.04)	(0.03)	(0.03)	(0.03)
From Capital Gains	(0.00)	(0.01)	(0.02)	(0.01)	(0.01)
Total Distributions	(0.04)	(0.05)	(0.05)	(0.04)	(0.04)
Net Asset Value, End of Period	$0.89	$1.03	$1.02	$1.00	$1.02

Total Return (%) (b)	(10.19)	6.43	6.96	2.30	4.72
Net Assets, End of Period ($ millions)	$24	$20	$13	$11	$8
Ratio of Net Investment Income to (Loss) Average Net Assets (%)	4.04	4.48	4.11	3.39	4.51
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (f)	0.00	0.00	0.00	0.00	0.00
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (f)	0.00	0.00	0.00	0.00	0.00
Portfolio Turnover Rate (%) (a)	38.30	13.72	49.05	8.39	92.83

Moderate Allocation Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.14	$1.14	$1.11	$1.11	$1.08
Income (Loss) From Investment Operations:
Net Investment Income	0.03	0.04	0.03	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.25)	0.03	0.06	0.02	0.06
Total From Investment Operations	(0.22)	0.07	0.09	0.05	0.09
Less: Dividend Distributions:
From Net Investment Income	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)
From Capital Gains	(0.01)	(0.03)	(0.03)	(0.02)	(0.03)
Total Distributions	(0.04)	(0.07)	(0.06)	(0.05)	(0.06)
Net Asset Value, End of Period	$0.88	$1.14	$1.14	$1.11	$1.11

Total Return (%) (b)	(19.85)	6.36	9.20	4.35	8.27
Net Assets, End of Period ($ millions)	$90	$102	$76	$56	$37
Ratio of Net Investment Income to (Loss) Average Net Assets (%)	3.14	3.54	3.30	3.28	3.81
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (f)	0.00	0.00	0.00	0.00	0.00
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (f)	0.00	0.00	0.00	0.00	0.00
Portfolio Turnover Rate (%) (a)	25.21	12.35	9.78	14.09	99.27

(a)              Portfolio turnover rate excludes all short-term securities.

(b)             Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement through April 30, 2006.

(f)                Allocation and Retirement Funds exclude expenses of the underlying funds.

Aggressive Allocation Fund

	Years Ended December 31,
	2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$1.24		$1.27		$1.22	$1.21	$1.17
Income (Loss) From Investment Operations:
Net Investment Income	0.02		0.03		0.03	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.37)		0.04		0.11	0.05	0.09
Total From Investment Operations	(0.35)		0.07		0.14	0.07	0.11
Less: Dividend Distributions:
From Net Investment Income	(0.02	)(h)	(0.04	)(h)	(0.03)	(0.02)	(0.03)
From Capital Gains	(0.01)		(0.06)		(0.06)	(0.04)	(0.04)
Total Distributions	(0.03)		(0.10)		(0.09)	(0.06)	(0.07)
Net Asset Value, End of Period	$0.86		$1.24		$1.27	$1.22	$1.21

Total Return (%) (b)	(28.20)		5.52		11.87	5.78	9.92
Net Assets, End of Period ($ millions)	$81		$101		$73	$48	$30
Ratio of Net Investment Income to (Loss) Average Net Assets (%)	2.41		2.75		2.82	2.58	2.98
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (f)	0.00		0.00		0.00	0.00	0.00
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (f)	0.00		0.00		0.00	0.00	0.00
Portfolio Turnover Rate (%) (a)	20.56		9.14		6.75	14.96	48.24

Money Market Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.21	$1.21	$1.20	$1.19	$1.18
Income (Loss) From Investment Operations:
Net Investment Income	0.03	0.05	0.05	0.04	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.00	—	—	—	—
Total From Investment Operations	0.03	0.05	0.05	0.04	0.02
Less: Dividend Distributions:
From Net Investment Income	(0.03)	(0.05)	(0.04)	(0.03)	(0.01)
From Capital Gains	—	—	—	—	—
Total Distributions	(0.03)	(0.05)	(0.04)	(0.03)	(0.01)
Net Asset Value, End of Period	$1.21	$1.21	$1.21	$1.20	$1.19

Total Return (%) (b)	2.34	5.03	4.89	2.97	1.10
Net Assets, End of Period ($ millions)	$201	$312	$239	$130	$78
Ratio of Net Investment Income to Average Net Assets (%)	2.38	4.89	4.83	3.05	1.12
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.32	0.28	0.24	0.38	0.38
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.32	0.28	0.22	0.25	0.25
Portfolio Turnover Rate (%) (a)	N/A	N/A	N/A	N/A	N/A

(a)              Portfolio turnover rate excludes all short-term securities.

(b)             Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement through April 30, 2006.

(f)                Allocation and Retirement Funds exclude expenses of the underlying funds.

(h)             Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

Mid-Term Bond Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$0.96	$0.93	$0.92	$0.94	$0.96
Income (Loss) From Investment Operations:
Net Investment Income	0.04	0.04	0.03	0.03	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.02)	0.03	0.01	(0.02)	(0.01)
Total From Investment Operations	0.02	0.07	0.04	0.01	0.01
Less: Dividend Distributions:
From Net Investment Income	(0.04)	(0.04)	(0.03)	(0.03)	(0.03)
From Capital Gains	—	—	—	—	—
Total Distributions	(0.04)	(0.04)	(0.03)	(0.03)	(0.03)
Net Asset Value, End of Period	$0.94	$0.96	$0.93	$0.92	$0.94

Total Return (%) (b)	1.84	7.22	4.22	0.77	2.26
Net Assets, End of Period ($ millions)	$183	$122	$107	$71	$73
Ratio of Net Investment Income to Average Net Assets (%)	4.27	4.28	3.88	3.30	3.25
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.55	0.56	0.50	0.66	0.65
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.55	0.56	0.47	0.50	0.50
Portfolio Turnover Rate (%) (a)	34.95	26.78	30.91	21.99	27.23

Bond Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.27	$1.26	$1.26	$1.29	$1.29
Income (Loss) From Investment Operations:
Net Investment Income	0.07	0.06	0.06	0.06	0.06
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.09)	0.01	—	(0.03)	—
Total From Investment Operations	(0.02)	0.07	0.06	0.03	0.06
Less: Dividend Distributions:
From Net Investment Income	(0.07)	(0.06)	(0.06)	(0.06)	(0.06)
From Capital Gains	—	—	—	—	—
Total Distributions	(0.07)	(0.06)	(0.06)	(0.06)	(0.06)
Net Asset Value, End of Period	$1.18	$1.27	$1.26	$1.26	$1.29

Total Return (%) (b)	(1.75)	5.90	4.79	1.79	4.61
Net Assets, End of Period ($ millions)	$372	$384	$343	$369	$369
Ratio of Net Investment Income to Average Net Assets (%)	5.05	4.95	4.84	4.30	4.44
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.56	0.53	0.50	0.61	0.59
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.56	0.53	0.47	0.50	0.50
Portfolio Turnover Rate (%) (a)	23.76	17.56	19.03	23.27	35.12

(a)              Portfolio turnover rate excludes all short-term securities.

(b)             Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement through April 30, 2006.

Mutual of America Investment Corporation

Investment Adviser

Mutual of America Capital Management Corporation

Fund Counsel

Ropes & Gray LLP

Custodian

JPMorgan Chase Bank

MUTUAL OF AMERICA INVESTMENT CORPORATION

320 Park Avenue, New York, New York 10022-6839

You May Obtain More Information

Registration Statement. We have filed with the SEC a Registration Statement about the Investment Company. The Registration Statement includes this prospectus, a Statement of Additional Information (the “SAI”), and exhibits which are incorporated by reference and are legally a part of this Prospectus. You may examine and copy the Registration Statement at the SEC’s Public Reference Room in Washington, DC. You may call 1-800-942-8090 to learn about the operation of the Public Reference Room.

Statement of Additional Information. The SAI contains additional information about the Investment Company and its Funds. We incorporate the SAI into this Prospectus by reference.

Semi-annual and Annual Reports. Additional information about the Funds’ investments is available in the Investment Company’s annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion (for all Funds except the Money Market Fund) of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

How to Obtain the SAI and Reports. You may obtain a free copy of the SAI or of the most recent annual and semi-annual reports, by:

•          writing to Mutual of America Investment Corporation at 320 Park Avenue, New York, NY 10022-6839, or

•          calling 1-800-468-3785 and asking for Mutual of America Investment Corporation.

You may obtain the SAI and the annual and semi-annual reports free of charge through the Mutual of America Life Insurance Company website at http://www.mutualofamerica.com.

The SEC has an Internet website at http://www.sec.gov. You may obtain the Investment Company’s Registration Statement, including the SAI, and its semi-annual and annual reports through the SEC’s Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov., or by writing to the SEC’s Public Reference Section, Washington, DC 20549-6009.

Where to Direct Questions. If you have questions about the operations of the Investment Company, you should contact your representative at Mutual of America Life Insurance Company.

Intended Use. This prospectus is intended to be used in connection with variable annuity and variable life insurance products issued by Mutual of America Life Insurance Company, and also in connection with certain variable products issued by its former subsidiary company, The American Life Insurance Company of New York, now known as Wilton Re.

Investment Company Act of 1940 Act File Number 811-5084

Prospectus dated May 1, 2010

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MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839
www.mutualofamerica.com

MUTUAL OF AMERICA INVESTMENT CORPORATION

320 Park Avenue, New York, New York 10022

800-468-3785

EQUITY INDEX FUND
ALL AMERICA FUND
MID CAP VALUE FUND
MID-CAP EQUITY INDEX FUND
SMALL CAP VALUE FUND
SMALL CAP GROWTH FUND
COMPOSITE FUND
INTERNATIONAL FUND
BOND FUND
MID-TERM BOND FUND
MONEY MARKET FUND
RETIREMENT INCOME FUND
2010 RETIREMENT FUND
2015 RETIREMENT FUND
2020 RETIREMENT FUND
2025 RETIREMENT FUND
2030 RETIREMENT FUND
2035 RETIREMENT FUND
2040 RETIREMENT FUND
2045 RETIREMENT FUND
CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

This Statement of Additional Information (SAI) is not a prospectus. You should read it in conjunction with the Mutual of America Investment Corporation (the “Investment Company”) Prospectus dated May 1, 2010, and you should keep it for future use. The Investment Company’s audited financial statements, and the independent registered public accounting firm’s report thereon, included in its most recent annual report to shareholders are incorporated by reference and made a part of this SAI. (See File No. 811-05084, filed [         ], 2010).

Copies of the Prospectus and most recent shareholder report are available to you at no charge. To obtain a copy of either document, you may write to the Investment Company at the above address or call the toll-free telephone number listed above.

INVESTMENT COMPANY’S FORM OF OPERATIONS

History and Operating Form

The Investment Company was formed on February 21, 1986 as a Maryland corporation. It is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was created to replace a former actively managed separate account of Mutual of America Life Insurance Company (“Insurance Company”).

The Investment Company issues separate classes (or series) of stock, each of which represents a separate portfolio of investments (a “Fund”). There are currently twenty-three Funds: the Equity Index Fund, All America Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Composite Fund, International Fund, Bond Fund, Mid-Term Bond Fund, Money Market Fund, Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund (together, these nine Funds are sometimes referred to as the “Retirement Funds”), Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (together, these three Funds are sometimes referred to as the “Allocation Funds”). Prior to May 1, 1994, the All America Fund was known as the Stock Fund and had different investment objectives.

Offering of Shares

The Investment Company offers Fund shares only to separate accounts of the Insurance Company and to certain separate accounts of the Insurance Company’s former indirect wholly-owned subsidiary, The American Life Insurance Company of New York, now known as Wilton Reassurance Life Company of New York (“Wilton Re”). In this SAI, the Insurance Company and Wilton Re are referred to as the “Insurance Companies” and the separate accounts of the Insurance Companies are referred to as the “Separate Accounts”.

Contractholders, participants and policyowners of variable annuity contracts and variable life policies issued by the Insurance Companies allocate their contributions and premiums to funds of the Separate Accounts that purchase shares in the corresponding Funds that are available to each Separate Account. The Allocation Funds, Retirement Funds, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and International Fund are not available to the American Separate Accounts, which are the Separate Accounts through which allocations may be made by owners of contracts and policies issued by the American Life Insurance Company of New York, now known as Wilton Re. The Retirement Funds are not available to Separate Account No. 3, which serves variable universal life insurance contracts. The Insurance Companies are the record holders of the Investment Company Funds’ shares.

Description of Shares

The authorized capital stock of the Investment Company consists of 5 billion shares of common stock, $.01 par value. The Investment Company currently has twenty-three classes of common stock, with each class representing a Fund. The Investment Company may establish additional Funds and may allocate its authorized shares either to new classes or to one or more of the existing classes.

All shares of common stock, of whatever class, are entitled to one vote. The votes of all classes are cast on an aggregate basis, except that if the interests of the Funds differ, the voting is on a Fund-by-Fund basis. Examples of matters that would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of the Investment Advisory Agreement or a Subadvisory Agreement for the Fund. The shares of each Fund, when issued, will be fully paid and nonassessable and will have no preference, preemptive, conversion, exchange or similar rights. Shares do not have cumulative voting rights. Each issued and outstanding share in a Fund is entitled to participate equally in dividends and other distributions declared by the Fund and in the net assets of that Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Accrued liabilities that are not allocable to one or more Funds will generally be allocated among the Funds in proportion to their relative net assets. In the unlikely event that any Fund incurred liabilities in excess of its assets, the other Funds could be liable for the excess.

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INVESTMENT STRATEGIES AND RELATED RISKS

The Prospectus describes each Fund’s principal investment strategy(ies) and the related risks. You should refer to “Summary of How Our Funds Invest” and “Details about How Our Funds Invest” in the Prospectus to learn about those strategies and risks.

Additional Permitted Investments

The Investment Company’s Funds may use investment strategies and purchase types of securities in addition to those discussed in the Prospectus.

Equity Index Fund and Mid-Cap Equity Index Fund: In addition to common stocks and futures contracts, the Funds may invest in:

•      money market instruments, and

•      U.S. Government and U.S. Government agency obligations.

All America Fund: In addition to common stocks, the Adviser, who actively manages approximately 40% of the net assets of the All America Fund (the “Active Assets”), may invest assets in:

•      securities convertible into common stocks, including warrants and convertible bonds,

•      bonds,

•      money market instruments,

•      U.S. Government and U.S. Government agency obligations,

•      foreign securities and ADRs,

•      futures and options contracts, and

•      preferred stock.

The portion of the All America Fund invested to replicate the S&P 500® Index (the “Indexed Assets”) also may be invested in:

•      money market instruments, and

•      U.S. Government and U.S. Government agency obligations.

The Adviser may manage cash allocated to the Active Assets prior to investment in securities.

Mid Cap Value Fund: In addition to common stocks, the Mid Cap Value Fund may invest in:

•      securities convertible into common stocks, including warrants and convertible bonds,

•      bonds,

•      money market instruments,

•      U.S. Government and U.S. Government agency obligations,

•      foreign securities and ADRs,

•      futures and options contracts, and

•      preferred stock.

Small Cap Value Fund: In addition to common stocks, the Small Cap Value Fund may invest in:

•      securities convertible into common stocks, including warrants and convertible bonds,

•      bonds,

•      money market instruments,

•      U.S. Government and U.S. Government agency obligations,

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•      foreign securities and ADRs,

•      futures and options contracts, and

•      preferred stock.

Small Cap Growth Fund: In addition to common stocks, the Small Cap Growth Fund may invest in:

•      securities convertible into common stocks, including warrants and convertible bonds,

•      bonds,

•      money market instruments,

•      U.S. Government and U.S. Government agency obligations,

•      foreign securities and ADRs,

•      futures and options contracts, and

•      preferred stock.

Composite Fund: In addition to common stocks, the equity portion of the Composite Fund may be invested in:

•      securities convertible into common stocks, including warrants,

•      preferred stock,

•      money market instruments,

•      U.S. Government and U.S. Government agency obligations,

•      foreign securities and ADRs, and

•      futures and options contracts.

In addition to investment grade debt securities of the type described in the Prospectus, the fixed-income portion of the Composite Fund may be invested in:

•      asset-backed securities,

•      money market instruments,

•      non-investment grade securities,

•      foreign securities,

•      options, futures contracts and options on futures contracts, and

•      equipment trust certificates.

International Fund: In addition to common stocks, iShares Funds, Vanguard exchange traded funds, and exchange traded funds that track or reflect the MSCI EAFE Index, the International Fund may invest in:

•      foreign securities and ADRs,

•      futures and options contracts, and

•      money market instruments.

Bond Fund and Mid-Term Bond Fund (the “Bond Funds”): In addition to investment grade debt securities of the type described in the Prospectus, each Bond Fund may invest in:

•      asset-backed securities,

•      non-investment grade securities, for up to 20% of its assets,

•      foreign securities,

•      cash and money market instruments,

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•      stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached to fixed income securities,

•      preferred stock,

•      options, futures contracts and options on futures contracts, and

•      equipment trust certificates.

•      The Fund does not currently invest in foreign securities, although it is possible that such investments can be made in the future.

Money Market Fund: In addition to commercial paper and U.S. Treasury Bills, the Fund may invest in any of the following kinds of money market instruments, payable in United States dollars:

•      securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality;

•      negotiable certificates of deposit, bank time deposits, bankers’ acceptances and other short-term debt obligations of domestic banks and foreign branches of domestic banks and U.S. branches of foreign banks, which at the time of their most recent annual financial statements show assets in excess of $5 billion;

•      certificates of deposit, time deposits and other short-term debt obligations of domestic savings and loan associations, which at the time of their most recent annual financial statements show assets in excess of $1 billion;

•      repurchase agreements covering government securities, certificates of deposit, commercial paper or bankers’ acceptances;

•      variable amount floating rate notes; and

•      debt securities issued by a corporation.

The Money Market Fund may enter into transactions in options, futures contracts and options on futures contracts on United States Treasury securities.

Under the Money Market Fund’s investment policy, money market instruments and other short-term debt securities means securities that have a remaining term to maturity of up to 13 months (25 months in the case of government securities). The dollar-weighted average maturity of the securities held by the Money Market Fund will not exceed 90 days.

The securities in the Money Market Fund must meet the following quality requirements —

•      All of the securities held by the Money Market Fund must have received (or be of comparable quality to securities which have received), at the time of the purchase, a rating in one of the two highest categories by any two nationally recognized statistical rating agencies; and

•      At least 95% of the securities held by the Money Market Fund must have received (or be of comparable quality to securities which have received), at the time of purchase, a rating in the highest category by any two such rating agencies.

The Board of Directors of the Investment Company must approve or ratify the purchase of any security (other than any U.S. government security) that has not received a rating or that has been rated by only one rating agency. The Fund will sell any securities that are subsequently downgraded below the two highest categories as soon as practicable, unless the Board of Directors determines that sale of those securities would not be in the best interests of the Fund.

The Money Market Fund will not invest more than 5% of its total assets in securities of, or subject to puts from, any one issuer (other than U.S. government securities and repurchase agreements fully collateralized by U.S. government securities) provided that (a) the Fund may invest up to 10% of its total assets in securities issued or guaranteed by a single issuer with respect to which the Fund has purchased an unconditional put and (b) with respect to 25% of its total assets the Fund may, with respect to securities meeting the highest investment criteria, exceed the 5% limit for up to three business days.

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Retirement Funds: In addition to shares of other Funds of the Investment Company, the Retirement Funds may each invest in:

•      securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality; and

•      commercial paper and other short-term paper as defined in the 1940 Act.

Allocation Funds: In addition to shares of other Funds of the Investment Company, the Aggressive Allocation, Moderate Allocation and Conservative Allocation Funds may each invest in:

•      securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality; and

•      commercial paper and other short-term paper as defined in the 1940 Act.

Additional Investment Strategies

Lending of Securities

The Funds have the authority to lend their securities. The Funds will not lend any securities until the Investment Company’s Board of Directors approves a form of securities lending agreement. Refer to “Fundamental Investment Restrictions”, paragraph 9, and “Non-Fundamental Investment Policies”, paragraph 9, for descriptions of the fundamental and current restrictions on lending by the Funds.

Upon lending securities, a Fund must receive as collateral cash, securities issued or guaranteed by the United States Government or its agencies or instrumentalities, or letters of credit of certain banks selected by the Adviser. The collateral amount at all times while the loan is outstanding must be maintained in amounts equal to at least 100% of the current market value of the loaned securities.

The Fund will continue to receive interest or dividends on the securities lent. In addition, it will receive a portion of the income generated by the short-term investment of cash received as collateral, or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. A Fund will have the right to terminate a securities loan at any time. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights, such as voting rights or subscription rights.

Loans of securities will be made only to firms that the Adviser deems creditworthy. There are risks of delay in recovery and even loss of rights in the collateral, however, if the borrower of securities defaults, becomes the subject of bankruptcy proceedings or otherwise is unable to fulfill its obligations or fails financially.

Repurchase Agreements

The Funds have the authority to enter into repurchase agreements. A Fund may not invest more than 10% of its total assets in repurchase agreements or time deposits that mature in more than seven days. The Funds will not enter into any repurchase agreements until the Investment Company’s Board of Directors approves a form of repurchase agreement and authorizes entities as counterparties.

Under a repurchase agreement, a Fund acquires underlying debt instruments for a relatively short period (usually not more than one week and never more than one year) subject to an obligation of the seller to repurchase (and the Fund to resell) the instrument at a fixed price and time, thereby determining the yield during the Fund’s holding period. This results in a fixed rate of return insulated from market fluctuation during such period. Accrued interest on the underlying security will not be included for purposes of valuing a Fund’s assets.

Repurchase agreements have the characteristics of loans by a Fund and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Fund retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors the market value of the security subject to the agreement and requires the Fund’s seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement.

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The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with dealers in U.S. Government securities whose creditworthiness has been reviewed and found satisfactory. Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers’ acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the Funds may otherwise invest.

A seller of a repurchase agreement could default and not repurchase from a Fund the security that is the subject of the agreement. The Fund would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. There is a risk that if the issuer of the repurchase agreement becomes involved in bankruptcy proceedings, the Fund might be delayed or prevented from liquidating the underlying security or otherwise obtaining it for its own purposes, if the Fund did not have actual or book entry possession of the security.

When Issued and Delayed Delivery Securities

The Funds may from time to time in the ordinary course of business purchase fixed income securities on a when-issued or delayed delivery basis, which means that at the time of purchase the price and yield are fixed, but payment and delivery occur at a future date. Upon purchase of a when-issued or delayed delivery security, a Fund will record the transaction and include the security’s value in determining its net asset value and will segregate cash, cash equivalents or other liquid securities in an amount sufficient to pay the purchase price of the security upon delivery. When the security is delivered to the Fund, its market value may be more or less than the purchase price. A Fund will enter into commitments for when-issued or delayed delivery securities only when it intends to acquire the securities, but if it does sell securities before delivery, the Fund may have a capital gain or loss.

Rule 144A Investments, Section 4(2) Commercial Paper and Illiquid Securities

Each Fund, with respect to not more than 10% of its total assets, may purchase securities that are not readily marketable, or are “illiquid”. Repurchase agreements of more than seven days’ duration and variable and floating rate demand notes not requiring receipt of the principal note amount within seven days’ notice are considered illiquid. A Fund may incur higher transaction costs and require more time to complete transactions for the purchase and sale of illiquid securities than for readily marketable securities. When a Fund determines to sell an illiquid security within a relatively short time period, it may have to accept a lower sales price than if the security were readily marketable. Refer to “Non-Fundamental Investment Policies”, paragraph 10. The Adviser will make a factual determination as to whether securities with contractual or legal restrictions on resale purchased by a Fund are liquid, based on the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the marketplace, pursuant to procedures adopted by the Board of Directors of the Investment Company. Securities that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 (the 1933 Act) shall be considered liquid, provided the Adviser has not made a contrary determination regarding liquidity in accordance with the Board’s procedures. Rule 144A permits certain qualified institutional buyers to trade in securities even though the securities are not registered under the 1933 Act. In addition, commercial paper privately placed in accordance with Section 4(2) of the 1933 Act also will be considered liquid, provided the requirements set forth in the Board’s procedures are satisfied.

Options and Futures Contracts

Each of the Funds other than the Asset Allocation Funds may purchase and sell options and futures contracts, as described below. Refer to “Non-Fundamental Investment Policies” below, paragraph 1, for a description of the current restrictions on the Funds’ purchase of options and futures contracts.

Each Fund may sell a call option contract on a security it holds in its portfolio (called a covered call), and it may buy a call option contract on the security to close out a position created by the sale of a covered call.

•      A call option is a short-term contract (generally having a duration of nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for writing a covered call option, a Fund (the seller) receives from the purchaser a premium, which the Fund retains whether or not the option is exercised. The seller of the call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period.

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Each Fund may buy a put option contract on a security it holds in its portfolio, and it may sell a put option contract on the security to close out a position created by the purchase of the put option contract.

•      A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, a Fund (the purchaser) pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of the put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price at any time during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid.

Each Fund may purchase and sell futures contracts, and purchase options on futures contracts, on fixed-income securities or on an index of securities, such as the Standard & Poor’s 100® Index, the Standard & Poor’s 500® Index or the New York Stock Exchange Composite Index.

•      A futures contract on fixed income securities requires the seller to deliver, and the purchaser to accept delivery of, a stated quantity of a given type of fixed income security for a fixed price at a specified time in the future. A futures contract or option on a stock index provides for the making and acceptance of a cash settlement equal to the change in value of a hypothetical portfolio of stocks between the time the contract is entered into and the time it is liquidated, times a fixed multiplier. Futures contracts may be traded domestically only on exchanges which have been designated as “contract markets” by the Commodity Futures Trading Commission, such as the Chicago Board of Trade.

•      An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a “long” position in the underlying futures contract (in the case of a call option on a futures contract), or a “short” position in the underlying futures contract (in the case of a put option on a futures contract), at a fixed price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties are subject to all of the risks associated with the trading of futures contracts, such as payment of margin deposits.

•      A Fund does not pay or receive a payment upon its purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the Fund’s custodian in the broker’s name an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This amount is known as “initial margin.”

•      While a futures contract is outstanding, there will be subsequent payments, called “maintenance margin”, to and from the broker. These payments will be made on a daily or intraday basis as the price of the underlying instrument or stock index fluctuates making, the long and short positions in the futures contract more or less valuable. This process is known as “mark to market”. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s position in the futures contract and may require additional transaction costs. A final determination of margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

A Fund may use futures contracts to protect against general increases or decreases in the levels of securities prices, in the manner described below.

•      When a Fund anticipates a general decrease in the market value of portfolio securities, it may sell futures contracts. If the market value falls, the decline in the Fund’s net asset value may be offset, in whole or in part, by corresponding gains on the futures position.

•      A Fund may sell futures contracts on fixed-income securities in anticipation of a rise in interest rates, that would cause a decline in the value of fixed-income securities held in the Fund’s portfolio.

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•      A Fund may sell stock index futures contracts in anticipation of a general market wide decline that would reduce the value of its portfolio of stocks.

•      When a Fund projects an increase in the cost of fixed-income securities or stocks to be acquired in the future, the Fund may purchase futures contracts on fixed-income securities or stock indexes. If the hedging transaction is successful, the increased cost of securities subsequently acquired may be offset, in whole or in part, by gains on the futures position.

•      Instead of purchasing or selling futures contracts, a Fund may purchase call or put options on futures contracts in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired.

•      Purchases of options on futures contracts may present less risk in hedging a portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium paid for the option, plus related transaction costs.

•      As in the case of purchases and sales of futures contracts, a Fund may be able to offset declines in the value of portfolio securities, or increases in the cost of securities acquired, through gains realized on its purchases of options on futures.

•      The Funds also may purchase put options on securities or stock indexes for the same types of securities for hedging purposes. The purchase of a put option on a security or stock index permits a Fund to protect against declines in the value of the underlying security or securities in a manner similar to the sale of futures contracts.

•      In addition, the Funds may write call options on portfolio securities or on stock indexes for the purpose of increasing their returns and/or to protect the value of their portfolios.

•      When a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option, less related transaction costs, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the option may have been written.

•      If the price of the security underlying the option moves adversely to the Fund’s position, the option may be exercised and the Fund will be required to sell the security at a disadvantageous price, resulting in losses which may be only partially offset by the amount of the premium.

•      A call option on a security written by a Fund will be covered through ownership of the security underlying the option or through ownership of an absolute and immediate right to acquire such security upon conversion or exchange of other securities held in its portfolio.

Risks in futures and options transactions include the following:

•      There may be a lack of liquidity, which could make it difficult or impossible for a Fund to close out existing positions and realize gains or limit losses.

The liquidity of a secondary market in futures contracts or options on futures contracts may be adversely affected by “daily price fluctuation limits,” established by the exchanges on which such instruments are traded, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the limit in a particular contract has been reached, no further trading in such contract may occur beyond such limit, thus preventing the liquidation of positions, and requiring traders to make additional variation margin payments. Market liquidity in options, futures contracts or options on futures contracts may also be adversely affected by trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity.

•      The securities held in a Fund’s portfolios may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Fund, and as a result the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index, securities or debt obligation.

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•      A Fund purchasing an option may lose the entire amount of the premium plus related transaction costs.

•      For options on futures contracts, changes in the value of the underlying futures contract may not be fully reflected in the value of the option.

•      With respect to options and options on futures contracts, the Funds are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder.

•      In writing a covered call option on a security or a stock index, a Fund may incur the risk that changes in the value of the instruments used to cover the position will not correlate precisely with changes in the value of the option or underlying the index or instrument.

•      The opening of a futures position and the writing of an option are transactions that involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses.

Additional Information about Specific Types of Securities

Non-Investment Grade Securities

The Bond Funds may purchase non-investment grade debt securities. In addition, the Bond Funds and the other Funds that purchase debt securities may hold a security that becomes non-investment grade as a result of impairments of the issuer’s credit.

Fixed-income securities that are rated in the lower rating categories of the nationally recognized rating services (Ba or lower by Moody’s and BB or lower by Standard & Poor’s), or unrated securities of comparable quality, are commonly known as non-investment grade securities or “junk bonds”. Junk bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in non-investment grade securities involves substantial risk. Junk bonds may be issued by less creditworthy companies or by larger, highly leveraged companies, and are frequently issued in corporate restructurings, such as mergers and leveraged buy-outs. Such securities are particularly vulnerable to adverse changes in the issuer’s industry and in general economic conditions. Junk bonds frequently are junior obligations of their issuers, so that in the event of the issuer’s bankruptcy, claims of the holders of junk bonds will be satisfied only after satisfaction of the claims of senior security holders.

Non-investment grade bonds tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed-income securities. Junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the non-investment grade bond market, and the market may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices that a Fund may receive for any non-investment grade bonds to be reduced, or might cause a Fund to experience difficulty in liquidating a portion of its portfolio.

U.S. Government and U.S. Government Agency Obligations

All of the Funds may invest in U.S. Government and U.S. Government agency obligations. Some of these securities also may be considered money market instruments. Some also may be mortgage-backed securities or zero coupon securities.

U.S. Government Obligations: These securities are issued or guaranteed as to principal and interest by the United States Government. They include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes at the time of issuance have maturities of one to seven years and Treasury bonds generally have a maturity of greater than five years.

U.S. Government Agency Obligations: Agencies of the United States Government that issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Student Loan Marketing Association, Maritime Administration, Small Business Administration and the Tennessee Valley Authority. Instrumentalities of the United States Government that issue or guarantee obligations include, among others

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Federal Farm Credit Banks, Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Banks for Cooperatives.

Some of the securities issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while others are supported only by the credit of the instrumentality that issued the obligation.

Money Market Instruments

All of the Funds may purchase money market instruments, which include the following.

Certificates of Deposit. Certificates of deposit are generally short term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate, for which no negotiable certificate is received.

Bankers’ Acceptance. A bankers’ acceptance is a draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Variable Amount Floating Rate Notes. Variable floating rate notes are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a weekly basis.

Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

Treasury Bills.  See “U.S. Government and U.S. Government Agency Obligations” above.

Because the Money Market Fund and the other Funds generally will purchase only money market instruments that are rated high quality and have short terms to maturities, these money market instruments are considered to have low levels of market risk and credit risk.

Zero Coupon Securities and Discount Notes; Redeemable Securities

The Bond Funds and the fixed income portion of the Composite Fund, and the All America Fund to the extent it invests in fixed income securities, may invest in discount notes and zero coupon securities. Discount notes mature in one year or less from the date of issuance. Zero coupon securities may be issued by corporations or by certain U.S. Government agencies.

Discount notes and zero coupon securities do not pay interest. Instead, they are issued at prices that are discounted from the principal (par) amount due at maturity. The difference between the issue price and the principal amount due at maturity (or the amount due at the expected redemption date in some cases if the securities are callable) is called “original issue discount”. A Fund must accrue original issue discount as income, even if the Fund does not actually receive any payment under the security during the accrual period. The purchase price paid for zero coupon securities at the time of issuance, or upon any subsequent resale, reflects a yield-to-maturity required by the purchaser from the purchase date to the maturity date (or expected redemption date).

Zero coupon securities and discount notes may fluctuate more in market value and be more difficult for a Fund to resell during periods of interest rate changes in the economy than comparable securities that pay interest in cash at regular intervals. The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Fund may lose more investment capital if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.

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Foreign Securities and American Depository Receipts (ADRs)

In addition to investing in domestic securities, each of the Funds other than the Money Market Fund and the Allocation Funds may invest in securities of foreign issuers, including securities traded outside the United States. Foreign issues guaranteed by domestic corporations are considered to be domestic securities.

ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.

The Investment Company has a non-fundamental investment policy that limits foreign securities, including foreign exchange transactions, and ADRs to 25% of a Fund’s total assets, except that this policy does not apply to the International Fund. (See “Non-Fundamental Investment Policies”, paragraph 2.) The Investment Company currently anticipates that no Fund, except for the International Fund, will invest more than 10% of its total assets in foreign securities or foreign exchange transactions.

The Investment Company will consider special factors before investing in foreign securities and ADRs. These include:

•      changes in currency rates or currency exchange control regulations,

•      the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards,

•      less liquidity and more volatility in foreign securities markets (not applicable to ADRs),

•      the impact of political, social or diplomatic developments, and

•      the difficulty of assessing economic trends in foreign countries.

The Funds could encounter greater difficulties in bringing legal processes abroad than would be encountered in the United States. In addition, transaction costs in foreign securities may be higher.

Exchange Traded Funds

An exchange traded fund (ETF) is a type of investment company that is similar to an index fund in that it primarily invests in securities of companies that are included in a particular market index. The shares of ETFs are traded on an exchange, similar to shares of stocks. The International Fund may invest in ETFs that reflect, replicate or closely follow the holdings in the EAFE Index. As described in the Prospectus, the International Fund’s ability to invest in underlying ETFs will be severely constrained unless the underlying ETFs have received exemptive orders from the SEC permitting such investments in excess of the limitations set forth in the 1940 Act and both the underlying ETFs and the International Fund takes all appropriate measures to comply with the terms and conditions of such orders. Other risks associated with investments in ETFs are described in more detail in the Prospectus.

Convertible Securities

The Bond Funds and the fixed income portion of the Composite Fund, as well as the All America Fund to the extent it invests in debt securities, may invest in convertible securities. Convertible securities can be converted by the holder into common stock of the issuer, at the price and on the terms set forth by the issuer when the convertible securities are initially sold. Convertible securities normally provide a higher yield than the underlying stock but a lower yield than a fixed-income security without the convertibility feature. The price of the convertible security normally will vary to some degree with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. The price of the convertible security also will vary to some degree inversely with interest rates.

Equipment Trust Certificates

The Bond Funds and the fixed income portion of the Composite Fund, may invest in equipment trust certificates. The proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serve as collateral for the related issue of certificates.

The equipment subject to a trust generally is leased by a railroad, airline or other business, and rental payments provide the projected cash flow for the repayment of the equipment trust certificates. Holders of equipment trust certificates must look to the collateral securing the certificates, and any guarantee provided by the lessee or any parent corporation for the payment of lease amounts, in the case of default in the payment of principal and interest on the certificates.

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The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 5% of its total assets in equipment trust certificates.

Asset-Backed Securities

The Bond Funds and the fixed income portion of the Composite Fund, may invest in securities backed by consumer or credit card loans or other receivables or may purchase interests in pools of such assets.

Changes in interest rates may significantly affect the value of these securities, and prepayment rates will impact the yield and price of the securities. A decline in interest rates may result in increases in prepayment, and a Fund will have to invest prepayment proceeds at the prevailing lower interest rates. Asset-backed securities generally are not expected to prepay to the same extent as mortgage-backed securities in such circumstances. An increase in interest rates may result in prepayment at a rate slower than was assumed when the security was purchased. The creditworthiness of an issuer of asset-backed securities also may impact the value of the securities.

The Investment Company currently has a non-fundamental investment policy that no Fund will:

•      invest more than 10% of its total assets in asset-backed securities,

•      invest in interest-only strips or principal-only strips of asset-backed securities, or

•      purchase the most speculative series or class of asset-backed securities issues.

Mortgage-Backed Securities

The Bond Funds and the fixed income portion of the Composite Fund, as well as the All America Fund to the extent it invests in debt securities, may invest in mortgage-backed securities. You should refer to the discussion of Mortgage-Backed Securities in the Prospectus under “Details about How Our Funds Invest and Related Risks — Specific Investments or Strategies and Related Risks”.

•      The Investment Company currently has a non-fundamental investment policy that no Fund will:

•      if the Fund invests primarily in fixed income securities, invest more than 10% of its total assets in mortgage-backed securities that are not also considered to be U.S. Government or U.S. Government agency securities,

•      if the Fund invests primarily in equity securities, invest in mortgage-backed securities unless they are also considered to be U.S. Government Securities,

•      invest in interest-only strips or principal-only strips of mortgage-backed securities, or

•      purchase the most speculative series or class of collateralized mortgage obligation issues or other mortgage-backed securities issues.

Warrants

The All America Fund and Bond Fund may acquire warrants. A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrantholder generally may pay cash for the common stock to be purchased or may surrender principal amount of the related debt security the warrantholder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 5% of its assets in warrants.

Preferred Stock

The All America Fund and Bond Fund may purchase preferred stock. A corporation may issue a form of equity security called preferred stock. Compared to common stock, preferred stock has advantages in the receipt of dividends and in the receipt of the corporation’s assets upon liquidation. Preferred stockholders, however, usually do not have voting rights at meetings of the corporation’s shareholders.

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An issuer of preferred stock must pay a dividend to holders of preferred stock before it distributes a dividend to holders of common stock. When a corporation issues preferred stock, it sets a dividend rate, or a formula to determine the rate. If a corporation does not have sufficient earnings to pay the specified dividend to preferred stockholders, the unpaid dividend may accrue (cumulate) and become payable when the corporation’s earnings increase. Bondholders, in contrast, are entitled to receive interest and principal due, regardless of the issuer’s earnings.

Some issues of preferred stock give the holder the right to convert the preferred stock into shares of common stock, when certain conditions are met. A holder of preferred stock that is not convertible, or of preferred stock that is convertible but has not met the conditions for conversion, does not share in the earnings of the issuer other than through the receipt of dividends on the preferred stock. The market value of convertible preferred stock generally fluctuates more than the market value of nonconvertible preferred stock, because the value of the underlying common stock will affect the price of the convertible stock.

Preferred stock has the risk that a corporation may not have earnings from which to pay the dividends as they become due. Even if a corporation is paying dividends, if the dividend rate is fixed (and not variable), changes in interest rates generally will affect the market value of the preferred stock in the same manner as for debt obligations.

The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 10% of its assets in preferred stock.

Insurance Law Restrictions

Insurance laws and regulations in States where the Insurance Companies operate govern investments by Separate Accounts. If necessary in order for shares of the Investment Company’s Funds to remain eligible investments for the Separate Accounts, a Fund may from time to time limit the amount of its investments in certain types of securities, such as foreign securities and debt or equity securities of certain issuers.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies. The Funds may not change these policies unless a majority of the outstanding voting shares of each affected Fund approves the change. No Fund will:

1.     underwrite the securities issued by other companies, except to the extent that the Fund’s purchase and sale of portfolio securities may be deemed to be an underwriting;

2.     purchase physical commodities or contracts involving physical commodities;

3.     based on its investments in individual issuers, be non-diversified as defined under the 1940 Act, which currently restricts a Fund, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than (i) securities issued or guaranteed by the United States Government or its agencies or instrumentalities (“U.S. Government Securities”), and (ii) securities of other registered investment companies; in addition the Money Market Fund will not invest in any securities that would cause it to fail to comply with applicable diversification requirements for money market funds under the 1940 Act and rules thereunder, as amended from time to time;

4.     based on its investment in an issuer’s voting securities, be non-diversified as defined under the 1940 Act, which currently restricts a Fund, with respect to 75% of the value of its total assets, from purchasing more than 10% of the outstanding voting securities of any one issuer other than (i) U.S. Government Securities, and (ii) securities of other registered investment companies, and imposes additional restrictions on the Money Market Fund;

5.     issue senior securities, except as permitted under the 1940 Act and the rules thereunder as amended from time to time;

6.     invest more than 25% of its assets in the securities of issuers in one industry, other than U.S. Government Securities, except that the Money Market Fund may invest more than 25% of its total assets in the financial services industry;

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7.               purchase real estate or mortgages directly, but a Fund may invest in mortgage-backed securities and may purchase the securities of companies whose businesses deal in real estate or mortgages, including real estate investment trusts;

8.               borrow money, except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Fund’s borrowing to 33 1/3% of total assets (including the amount borrowed) minus liabilities (other than borrowings) and require the reduction of any excess borrowing within three business days; or

9.               lend assets to other persons (with a Fund’s entry into repurchase agreements or the purchase of debt securities not being considered the making of a loan), except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Fund’s lending to 33 1/3% of its total assets, or pursuant to any exemptive relief granted by the SEC.

Current 1940 Act provisions applicable to fundamental investment restriction #3 above: The 1940 Act and rules thereunder currently restrict a Fund, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than (i) securities issued or guaranteed by the United States Government or its agencies or instrumentalities (“U.S. Government Securities”), and (ii) securities of other registered investment companies;

Current 1940 Act provisions applicable to fundamental investment restriction #4 above: The 1940 Act and rules thereunder currently restrict a Fund, with respect to 75% of the value of its total assets, from purchasing more than 10% of the outstanding voting securities of any one issuer other than (i) U.S. Government Securities, and (ii) securities of other registered investment companies, and imposes additional restrictions on the Money Market Fund.

Current 1940 Act provisions applicable to fundamental investment restriction #8 above: The 1940 Act and rules thereunder currently limit a Fund’s borrowing to 33 1/3% of total assets (including the amount borrowed) minus liabilities (other than borrowings) and require the reduction of any excess borrowing within three days (excluding Sundays and holidays).

Current 1940 Act provisions applicable to fundamental investment restriction #9 above: The 1940 Act and rules thereunder currently limit a Fund’s lending to 33 1/3% of its total assets, with a Fund’s entry into repurchase agreements or the purchase of debt securities not being considered the making of a loan for this purpose.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment restrictions are not fundamental policies. They may be changed without shareholder approval by a vote of the Board of Directors of the Investment Company, subject to any limits imposed by the 1940 Act or applicable regulatory authorities and subject to each Fund’s investment objectives and permitted investments. No Fund will:

1.               purchase or sell options or futures contracts or options on futures contracts unless the options or contracts relate to U.S. issuers or U.S. stock indexes and are not for speculation, and in addition (i) a Fund may write only covered call options and may buy put options only if it holds the related securities, (ii) a Fund may invest in futures contracts to hedge not more than 20% of its total assets, and (iii) premiums paid on outstanding options contracts may not exceed 5% of the Fund’s total assets;

2.               with the sole exception of the International Fund, invest in foreign exchange nor invest more than 25% of its total assets in securities of foreign issuers and American Depository Receipts (ADRs);

3.               invest for the purpose of exercising control over management of an issuer (either separately or together with any other Funds);

4.               make short sales, except when the Fund owns or has the right to obtain securities of equivalent kind and amount that will be held for as long as the Fund is in a short position;

5.               if its investment policy is to invest primarily in equity securities, purchase mortgage-backed securities unless they are also U.S. Government Securities, or if its investment policy is to invest primarily in fixed income

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securities, invest more than 10% of its total assets in mortgage-backed securities that are not also U.S. Government Securities;

6.               invest in the securities of any registered investment company except as permitted under the Investment Company Act of 1940 and the rules thereunder, as amended from time to time, or by any exemptive relief granted by the SEC, except that the Funds other than the Allocation Funds and the Retirement Funds may not acquire any securities of registered open-end investment companies in reliance on the provisions of Section 12(d)(1)(F) or (G) of the 1940 Act;

7.               purchase securities on margin, except that credits for the clearance of portfolio transactions and the making of margin payments for futures contracts and options on futures contracts shall not constitute the purchasing of securities on margin;

8.               borrow money except for temporary or emergency purposes (not for investment or leveraging) or under any reverse repurchase agreement, provided that a Fund’s aggregate borrowings may not exceed 10% of the value of the Fund’s total assets and it may not purchase additional securities if its borrowings exceed that limit;

9.               lend more than 10% of its assets;

10.         invest more than 10% of its total assets in securities that are considered to be illiquid because they are subject to legal or contractual restrictions on resale or are otherwise not readily marketable, including repurchase agreements and time deposits that do not mature within seven days but excluding Rule 144A securities and other restricted securities that are determined to be liquid pursuant to procedures adopted by the Board of Directors;

11.         invest more than 5% of its total assets in equipment trust certificates;

12.         invest more than 10% of its total assets in asset-backed securities or purchase the most speculative series or class of asset-backed securities issues;

13.         purchase the most speculative series or class of collateralized mortgage obligation issues or other mortgage-backed securities issues;

14.         invest in interest-only strips or principal only strips of asset-backed securities, mortgage-backed securities or other debt securities;

15.         invest more than 5% of its assets in warrants; or

16.         invest more than 10% of its assets in preferred stock.

Disclosure of Portfolio Securities Information. The policies and procedures of the Investment Company with respect to disclosure of portfolio securities information are set forth in its compliance manual, which has been approved and adopted by the Board of Directors. The Board has also approved the Principal Underwriter’s, Adviser’s and other service providers’ written compliance policies and procedures, which contain their policies and procedures with respect to disclosure of portfolio securities information. The Investment Company posts its top 10 holdings on its website each month. Typically the information is five to ten calendar days old when posted. The Investment Company discloses to shareholders and others only information that is made available to the public, on a quarterly basis. With the sole exception of certain disclosures to certain parties (“Recipients”) that are for legitimate business purposes and beneficial to the Investment Company, such as providing information reasonably requested by consultants and rating services, no information on portfolio securities will be disclosed to any party until it has first been made available to the public on the Investment Company’s website. Requests by Recipients will be reviewed on a case-by-case basis, and aside from the agreements described below, there are no ongoing arrangements for disclosing information to Recipients. Any disclosures to Recipients may be made only with advance approval of the Chief Executive Officer (“CEO”), Chief Compliance Officer (“CCO”) and counsel, and, if the requested disclosure should include information not already available to the public as stated above, it must be covered by a confidentiality and nondisclosure agreement which includes an agreement not to use the information to make trading decisions on behalf of the Recipient or others.

Recipients at the present time include third-parties that calculate information derived from holdings for use by the Adviser, third parties that supply analyses of holdings, and may include reputable ratings and ranking organizations. Entities receiving this information must agree to: reasonably ensure that the holdings information will be kept confidential, prevent employee use of the information for their personal benefit, and restrict the nature and type

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of information that they may disclose to third-parties. Primary reliance is placed on the reputation and experience of the third party in properly handling confidential information and non-disclosure agreements when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the prior paragraph under agreements containing confidentiality obligations are: FT Interactive (full or partial fund holdings daily), Factset Research Systems Inc. (full or partial fund holdings daily), Thompson Baseline (full or partial fund holdings daily), Bloomberg Finance, L.P., (full or partial fund holdings daily), Princeton Financial Systems (full or partial fund holdings daily) (periodically when needed), Bondedge (partial holdings on a periodic basis); GT Analytics (monthly), Telekurs (USA) Inc (full or partial holdings on a periodic basis) and Institutional Shareholder Services, the proxy voting service for portfolio shares (full or partial Fund holdings daily).

Since there has been no disclosure to other Recipients of information which is not otherwise publicly available, there are no other confidentiality agreements in effect as of May 1, 2010 for Recipients. Because of this strict policy on disclosure, the potential for conflict of interest is very low, and the prior approval of the CEO and CCO for disclosure to Recipients, in part, seeks to determine and eliminate such conflicts as may arise and to assure that disclosure of information to Recipients is in the best interests of the Fund’s shareholders. Aside from the above listed agreements, there are no special or routine arrangements to permit disclosure of portfolio securities information that is not already available to the public. Further, it is the Investment Company’s policy that neither the Investment Company, the Adviser nor any other party receives any compensation for any disclosure of portfolio securities information by the Investment Company

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MANAGEMENT OF THE INVESTMENT COMPANY

Directors and Officers

The tables below show information about the Directors and officers of the Investment Company. The Directors of the Investment Company consist of seven individuals, six of whom are not “interested persons” of the Investment Company as defined in the 1940 Act (“Independent Directors”). The Directors are responsible for the overall supervision of the Investment Company’s operations and perform the various duties imposed on the directors of investment companies by the 1940 Act and the laws of Maryland. The Directors elect officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022-6839.

The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or the Insurance Company with the sole exception of Mr. Waide who is a Director of Mutual of America Institutional Funds, Inc., an affiliated registered management investment company (Mr. Kearney resigned from the Board of Mutual of America Institutional Funds effective April 24, 2008). The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Altstadt does not serve as director of any other investment company advised by or affiliated with the Adviser.

Currently, the Chairman of the Board is an interested person of the Fund.  The Board has an Audit Committee consisting entirely of the independent directors.  The Audit Committee serves as the Nominating Committee as and when required. The Board has determined that the Board’s current structure, with an interested person as Chairman of the Board is satisfactory given the characteristics of the Corporation and its business.  The Chairman of the Audit Committee has been named as the Lead Director of the disinterested members of the Board of Directors.

Board oversight of risk is carried out through Board reports and Audit Committee reports.  The full Board receives comprehensive and detailed reports at each quarterly meeting on the financial situation of the Corporation, the performance of the Corporation’s funds, portfolio management matters, a Chief Compliance Officer Report covering the Corporation’s Codes of Ethics, Compliance Policy and other matters, a Frequent Trading report, reports confirming compliance with Rule 2a-7, investment valuation procedures, and the trading policy of the Corporation, and regulatory updates.  In addition, annually the Board directly receives the Chief Compliance Officer’s annual Compliance Report, meets in a separate session at least once per year with the Chief Compliance Officer, and on a periodic basis directly receives reports on the proxy voting of the Funds’ securities, the Investment Advisory and Distribution Agreements, the Corporation’s Fidelity Bond and annual updates to the Corporation’s registration statement.  The independent directors making up the Audit Committee receive quarterly reports from the internal and independent auditors, review annual Audit Reports, review the Corporation’s insurance coverages and examine the quarterly and annual financial statements in detail.

The Board is made up of persons possessing a variety of skills and experience that, at this time, support the conclusion that they should serve on the Board.  A brief description of such skills and experience for each Director follows:

•                  Manfred Altstadt.        Mr. Altstadt is the Chairman and Chief Executive Officer of Mutual of America Capital Management Corporation, the Corporation’s investment adviser.  Mr. Altstadt is currently the Chief Operating Officer of Mutual of America Life Insurance Company and served for many years as the Chief Financial Officer, Treasurer and Controller of that Company going back to 1981.  He has a broad background in finance and investments, and has served as Chairman of the Board of the Corporation since 2003.  Mr. Altstadt is a Certified Public Accountant with demonstrated financial and investment expertise.  He brings to bear strong leadership qualities developed as a senior executive at Mutual of America and his prior position at a leading accounting firm.

•                  Kevin M. Kearney.      Mr. Kearney served on the Board of Mutual of America Institutional Funds, a retail mutual fund open for investment by institutions, for twelve years, holding the position of Chairman of the Audit Committee at the time he joined the Corporation in 2008.  Mr. Kearney is a practicing attorney for over 30 years and a partner in a law firm based in Brooklyn, New York.  Mr. Kearney has a diverse background in transactional, business and investment matters through his representation of various clients and through his long service on the Board of Mutual of America Institutional Funds.

•                  George J. Mertz.           Mr. Mertz is currently retired, but brings to the Board his perspective gained from approximately 35 years as President and Chief Executive Officer of National Industries for the Blind, a non-for-profit similar to the employers investing in the Corporation through the Mutual of America Separate Accounts.

•                  Howard J. Nolan.          Mr. Nolan is the President and Chief Executive Officer of United Way of San Antonio and Bexar County, Texas, a position he has held for over 30 years.  He has served on the Corporation’s Board for over 20 years and he possesses the experience required to be responsible for a not-for-profit, bringing the perspective of the companies investing in the Corporation through the Mutual of America Separate Accounts.

•                  Margaret M. Smyth.    Ms. Smyth spent eight years as partner-in-charge North America of Arthur Andersen and Managing Partner of Deloitte Touche, following which she served as Vice President and Chief Accounting Officer of 3M Corporation.  She currently holds the position of Vice President and Controller of United Technologies Corporation.  She brings strong accounting and corporate financial experience to the Board.

•                  Patrick J. Waide, Jr.      Mr. Waide is a Certified Public Accountant who has served many years in accounting and consulting positions for major accounting firms.  He is in his fourteenth year as a member of this Board and seven years as a member of the Board of Mutual of America Investment Corporation. He serves as the Audit Committee Financial Expert.  Mr. Waide is the Chairman of the Corporation’s Audit Committee as well as its Financial Expert for both the Corporation and Mutual of America Investment Corporation.  He brings to the Board strong financial and accounting expertise and experience.  Mr. Waide’s experience and attributes make him well-suited for the role of lead director.

Independent Directors

				Number of
				Portfolios in	Other Directorships
	Position	Length of	Principal Occupation(s)	Fund Complex	Held in Past Five
Name and Age	With Fund	Time Served	in Past Five Years	Overseen	Years

Kevin M. Kearney, age 57	Director	since May 2008	Partner, Wingate, Kearney & Cullen (law firm)	23	Concern Worldwide, USA

George Mertz, age 81	Director	since 1989	Retired, since September 1994	23	none

Howard J. Nolan, age 73	Director	since 1989	President & CEO, United Way of San Antonio & Bexar County	23	none

Margaret M. Smyth age 46	Director	since February 2007	Vice President, Controller, United Technologies; prior thereto, Vice President and Chief Accounting Officer, 3M; prior thereto, Managing Partner, Deloitte & Touche, 2002-2005	23	Trustee, Concern Worldwide (U.S.) Inc.; Fordham University Trustee Fellow; Executive Board Member, Financial Executives International Committee on Corporate Reporting

Patrick J. Waide, Jr. age 72	Director	since December 2003		30	John Simon Guggenheim Memorial Foundation; National Catholic Reporter; Mutual of America Institutional Funds, Inc.

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Interested Directors

				Number of
				Portfolios in
	Position	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
Name and Age	With Fund	Time Served	in Past Five Years	Overseen	Held by Director

Manfred Altstadt, age 60	Chairman, President, Chief Executive Officer	Director since 1992, Chairman of the Board since September 2003	Chief Operating Officer, Mutual of America, and Mutual of America Holding Company, Inc. since November 2007, prior thereto, Senior Executive Vice President and Chief Financial Officer; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation; Chairman and Chief Executive Officer, Mutual of America Capital Management Corporation	23

Mutual of America; Mutual of America Securities Corporation; Mutual of America Holding Company, Inc, Mutual of America Capital Management Corporation; Calvary Hospital; Calvary Fund; Calvary Holding Company; Army War College Foundation; Hazelden New York; Leader to Leader Institute

Mr. Altstadt is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.

Officers

				Number of
				Portfolios in
Name, Age and	Position	Length of	Principal Occupation(s)	Fund Complex	Directorships
Address(1)	With Fund	Time Served	in Past Five Years	Overseen	Held by Director

John R. Greed, age 50	Senior Executive Vice President, Chief Financial Officer and Treasurer	since September 2003	Chairman, President and Chief Executive Officer, Mutual of America Institutional Funds, Inc., Senior Executive Vice President and Chief Financial Officer, Mutual of America and Mutual of America Holding Company, Inc. since December 2007, prior thereto, Senior Executive Vice President and Treasurer; Senior Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Institutional Funds, Inc. and Mutual of America Capital Management Corporation	30	Mutual of America Institutional Funds, Inc., Mutual of America Holding Company, Inc.

James R. Roth, age 60	Executive Vice President and General Counsel	since April 2009	Executive Vice President and General Counsel, Mutual of America since April 2009, prior thereto Senior Vice President, Chief Compliance Officer, Mutual of America; prior thereto Senior Vice President and Associate General Counsel, Mutual of America, Executive Vice President and General Counsel, Mutual of America Institutional Funds, Inc.	30	Mutual of America Holding Company, Inc; Mutual of America Foundation; Respect for Law Alliance; Stuyvesant Town Peter Cooper Village Tenants Association

Thomas L. Martin, age 60	Executive Vice President, Deputy General Counsel and Secretary	since August 2003	Executive Vice President and Deputy General Counsel, Mutual of America, prior thereto Senior Vice President and Associate General Counsel, Mutual of America; Executive Vice President Deputy General Counsel and Secretary, Mutual of America Institutional Funds, Inc.	30	None

Kathryn A. Lu, age 49	Senior Vice President and Chief Compliance Officer	since July 2008	Senior Vice President and Chief Compliance Officer, Mutual of America, prior thereto Senior Vice President and Associate General Counsel, Mutual of America; Senior Vice President and Chief Compliance Officer, Mutual of America Institutional Funds, Inc.	30	None

John J. Corrigan, age 49	Senior Vice President and Internal Auditor	since February 2008	Senior Vice President, Internal Audit, Mutual of America; Senior Vice President and Internal Auditor, Mutual of America Institutional Funds, Inc.	30	None

(1) The address of each officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022-6839.

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Officers and Directors who are participants under group or individual variable accumulation annuity or life insurance contracts issued by the Insurance Company or Wilton Re, may allocate portions of their account balances to one or more of the Investment Company’s Funds. At December 31, 2009, the Investment Company’s officers and its interested director each had $100,000 or more in accounts under such contracts. The following table shows the amounts allocated to each Fund under contracts owned by each independent director of the Investment Company as of December 31, 2009.

Dollar Range of Equity Securities in the Funds
Fund	Kevin M. Kearney	George J. Mertz	Howard J. Nolan	Margaret M. Smyth	Patrick J. Waide, Jr.
Equity Index	None	$10,001-$50,000	$1-$10,000	None	None
All America	None	Over $100,000	None	None	None
Mid-Cap Value	None	None	$1-$10,000	None	None
Mid Cap Equity Index	None	$50,001-$100,000	None	None	None
Small Cap Value	None	None	None	None	None
Small Cap Growth	None	None	None	None	None
Composite	None	None	None	None	None
International	None	None	None	None	None
Bond	None	None	None	None	None
Mid-Term Bond	None	None	None	None	None
Money Market	None	None	None	None	None
Conservative Allocation	None	None	None	None	None
Moderate Allocation	None	None	None	None	None
Aggressive Allocation	None	None	None	None	None
Retirement Income	None	None	None	None	None
2010 Retirement	None	None	None	None	None
2015 Retirement	None	None	None	None	None
2020 Retirement	None	None	None	None	None
2025 Retirement	None	None	None	None	None
2030 Retirement	None	None	None	None	None
2035 Retirement	None	None	None	None	None
2040 Retirement	None	None	None	None	None
2045 Retirement	None	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Funds:	None	Over $100,000	Over $100,000	None	None

The officers and directors of the Investment Company own none of its outstanding shares directly (as the Investment Company only offers shares to separate accounts of the Insurance Company and the American Separate Accounts).

The Investment Company has an Audit Committee consisting of all the independent directors, which meets four times per year prior to each and every quarterly Board meeting. The purposes of the Committee are to assist the Board with its oversight of management and the Investment Company’s auditors regarding corporate accounting, financial reporting practices, and the quality and integrity of the Investment Company’s financial reports, including the Investment Company’s compliance with legal and regulatory requirements, the independent auditors’ qualifications and independence, the performance of the Investment Company’s internal audit function and of its independent auditors, and the preparation of all reports required by SEC rules. The Audit Committee met four times in 2009. Mr. Kearney is the Chairman of the Audit Committee.

The Investment Company has formed a Nominating Committee consisting of all the independent directors, which meets on an as-needed basis. The purposes of the Nominating Committee are to assist the Board, as necessary by identifying individuals qualified to become Board members; to recommend to the Board the director nominees if any are to be voted on at the next annual meeting of shareholders; to assist the Board in the event of any vacancy on the Board by identifying individuals qualified to become Board members, and to recommend to the Board qualified individuals to fill any such vacancy; and to recommend to the Board director nominees for each Board committee. The Nominating Committee did not meet in 2009. Due to the retirement of Patrick A. Burns on April 3, 2009, the annual election bf officers, which is ordinarily conducted at the May Board meeting, was conducted by Unanimous Consent in Lieu of a Meeting to ensure that the position vacated by Mr. Bums’ retirement would not remain vacant for a prolonged period of time. The slate for the Board of Directors was voted on by shareholders by Unanimous Consent in Lieu of a Meeting on March 16, 2009. The next regular Election of Officers of the Corporation is scheduled to take place at the May 2010 Board meeting. The Nominating Committee will consider nominees recommended by shareholders. Shareholders may submit nominations in writing to the Secretary of Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022-6839.

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The Insurance Company, through its Separate Accounts, owns 99.9% of the shares of the Funds.

Set forth below is a table showing compensation paid to the Independent Directors during 2009. [Compensation to be updated for 2009 in “B” filing]

	Aggregate	Pension or		Total Compensation from
	Compensation from	Retirement Benefits	Estimated	Investment Company and
	Investment	Accrued as Part of	Benefits	Other Investment
Name of Director	Company(1)	Fund Expenses	Upon Retirement	Companies in Complex(2)
Kevin M. Kearney	$28,500	None	None	$38,000
George J. Mertz	$39,000	None	None	$39,000
Howard J. Nolan	$39,000	None	None	$39,000
Margaret M. Smyth	$34,500	None	None	$34,500
Patrick J. Waide, Jr.	$41,000	None	None	$82,500

Note: All directors listed above were elected to the Board at a meeting of shareholders held on May 5, 2008.

(1)             Directors who are not “interested persons” of the Investment Company receive from the Investment Company an annual retainer of $24,000 and a fee of $1,500 for each Board or Committee meeting they attend. In addition, they receive business travel and accident insurance and life insurance coverage of $75,000. The Audit Committee Chairman and Audit Committee Financial Expert receive an additional $500 for each committee meeting they attend.

(2)             Directors who are not interested persons of the Investment Company do not serve on the Board of any other investment company in the same complex as the Investment Company or an affiliated fund complex, with the sole exception of Mr. Waide.

21

INVESTMENT ADVISORY ARRANGEMENTS

Investment Adviser. The Investment Company’s investment adviser is Mutual of America Capital Management Corporation (the “Adviser” or “Capital Management”), an indirect wholly-owned subsidiary of the Insurance Company. The Adviser’s address is 320 Park Avenue, New York, New York 10022-6839. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940.

Capital Management has served as Adviser since November 1993, when it assumed investment management obligations for the Investment Company from the Insurance Company. The Adviser provides investment management services to the Investment Company, Mutual of America Institutional Funds, Inc., the General Account of the Insurance Company and other unaffiliated entities.

The Adviser provides advisory services for the Investment Company’s Funds, in accordance with the Funds’ investment policies, objectives and restrictions as set forth in the Prospectus and this Statement of Additional Information. The Adviser’s activities are subject at all times to the supervision and approval of the Investment Company’s Board of Directors.

Under the Investment Advisory Agreement, the Adviser agrees to provide investment management services to the Investment Company. These services include:

•	performing investment research and evaluating pertinent economic, statistical and financial data;

•	consultation with the Investment Company’s Board of Directors and furnishing to the Investment Company’s Board of Directors recommendations with respect to the overall investment plan;

•	implementation of the overall investment plan, including carrying out decisions to acquire or dispose of investments;

•	management of investments;

•	reporting to the Investment Company’s Board of Directors on a regular basis on the implementation of the investment plan and the management of investments;

•	maintaining all required records;

•	making arrangements for the safekeeping of assets; and

•	providing office space facilities, equipment, material and personnel necessary to fulfill its obligations.

The Adviser is responsible for all expenses incurred in performing the investment advisory services, including compensation of officers and payment of office expenses, and for providing investment management services.

The Adviser has entered into an arrangement with the Insurance Company for the provision of investment accounting and recordkeeping, legal and certain other services.

Advisory Fees. As compensation for its services to each of the Funds of the Investment Company, the Funds pay the Adviser a fee at the following annual rates of net assets, calculated as a daily charge:

Equity Index and Mid-Cap Equity Index Funds — .075%

All America, Composite, Bond and Mid-Term Bond Funds — .40%

Small Cap Growth Fund — ..75%

Small Cap Value Fund — ..75%

Mid Cap Value Fund — .55%

International Fund — ..075%

Money Market Fund — .15%

Allocation Funds — 0%

Retirement Funds — .05%

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Investment Advisory Fees Paid by Funds to Adviser For Past Three Years

Fund	2009	2008	2007
Equity Index	[Update for 2009]	$510,918	$619,845
All America		$1,224,347	$1,677,724
Mid-Cap Equity Index		$239,653	$293,313
Small Cap Value		$1,382,956	$1,852,061
Small Cap Growth		$1,382,544	$1,723,031
Mid Cap Value		$198,987	$243,775
Money Market		$347,510	$411,821
Composite		$749,004	$907,521
International		$5,424	$143	(see note)
Bond		$1,570,383	$1,430,001
Mid-Term Bond		$698,015	$444,573
Retirement Income		$1,181	$45	(see note)
2010 Retirement		$2,622	$60	(see note)
2015 Retirement		$6,849	$178	(see note)
2020 Retirement		$6,803	$150	(see note)
2025 Retirement		$4,177	$64	(see note)
2030 Retirement		$3,424	$70	(see note)
2035 Retirement		$2,536	$56	(see note)
2040 Retirement		$1,759	$31	(see note)
2045 Retirement		$1,780	$14	(see note)
Total Fees		$8,340,872	$9,604,476

Other Fund Expenses. Each Fund is responsible for paying its advisory fee and other expenses incurred in its operation, including:

•	brokers’ commissions, transfer taxes and other fees relating to the Fund’s portfolio transactions,

•	directors’ fees and expenses,

•	fees and expenses of its independent registered public accountants,

•	fees and expenses of its legal counsel,

•	the cost of the printing and mailing semi-annual reports to shareholders, Proxy Statements, Prospectuses, Prospectus Supplements and Statements of Additional Information,

•	the cost of preparation and filing registration statements and amendments thereto,

•	bank transaction charges and custodian’s fees,

•	any proxy solicitors’ fees and expenses,

•	SEC filing fees,

•	any federal, state or local income or other taxes,

23

•	any membership or licensing fees of the Investment Company Institute and similar organizations,

•	fidelity bond and directors’ liability insurance premiums,

•	accounting and recordkeeping services, and

•	any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Additional Disclosure — Information Concerning Portfolio Managers of the Adviser

The following information is current as of December 31, 2009.

Portfolio Manager Compensation — Adviser

This description of the structure of, and the method used to determine the compensation of, the portfolio managers applies to all portfolio managers of the Adviser and the person overseeing the index Funds of the Investment Company.

All portfolio managers of the Adviser receive a fixed base annual salary and may qualify for an annual incentive compensation award, or bonus. The bonus is based upon the pre-tax annual performance of the portions or segments (“portfolio”) of Funds managed by the portfolio manager relative to the appropriate nationally recognized benchmarks which have been selected for each portfolio, which can be adjusted by a factor related to the performance of the Insurance Company. The portfolio benchmarks consist of well-recognized indices such as the Standard and Poor’s® 500 Index, and the Russell 2000® Index, which vary by portfolio and are more specifically described by portfolio in the Prospectus and this SAI.

All employees of the Adviser are entitled to health insurance, group life insurance and group disability coverage, a non-contributory defined benefit pension plan, and an employer-matched 401(k) plan. Certain senior management employees are also eligible for a long term performance-based incentive compensation plan. Under the plan, shares are granted each year and generally vest over a three-year period. The value of such shares is based upon increases in the Insurance Company’s General Account statutory surplus and the maintenance of certain financial ratios. No relocation plan applies to the portfolio managers.

Incentive Compensation
Name	Title	Portfolios Managed/Overseen	Benchmark

Stephen Rich	Executive Vice	Small Cap Value (All America)	Russell 2000® Value
	President	Small Cap Value Fund	Russell 2000® Value
	Portfolio Manager	Mid Cap Value Fund	Russell Midcap® Value*

Marguerite	Executive Vice	Small Cap Growth (All America)	Russell 2000® Growth
Wagner	President	Small Cap Growth Fund	Russell 2000® Growth
Portfolio Manager

Andrew Heiskell	Executive Vice	Bond Fund	Barclays Capital U.S.
	President	Fixed Income (Composite Fund)	Aggregate
	Director of Fixed	Mid-Term Bond Fund	Barclays Capital U.S.
	Income		Aggregate
Citigroup Bond Index

Gary Wetterau	Executive Vice	Bond Fund	Barclays Capital U.S.
	President	Fixed Income (Composite Fund)	Aggregate
	Portfolio Manager	Mid-Term Bond Fund	Barclays Capital U.S.
Aggregate
Citigroup Bond Index

Thomas J.	Executive Vice	Large Cap (All America Fund);	S&P 500®
Dillman	President	Large Cap Core (Composite Fund)	S&P 500®

Eleanor Innes	Second Vice	Equity Index Fund	S&P 500®
	President	Mid-Cap Equity Index Fund	S&P 400®
		Equity Index (All America Fund)	S&P 500®
		International Fund	MSCI EAFE

24

Incentive Compensation
Name	Title	Portfolios Managed/Overseen	Benchmark

Paul Travers	Senior Vice President	Retirement Funds	S&P 500®
Barclays Capital U.S.
Aggregate

*

The benchmark index for the Mid Cap Value Fund was changed in August 2005 from the S&P Barra Value Index to the Russell Midcap® Value Index. The reason for this change is that the Russell Midcap® Value Index includes a larger universe of equity securities and is more commonly used as a benchmark for mid cap value funds within the industry.

Other Information — Adviser

The Adviser’s portfolio managers do not manage funds or portfolios for entities other than clients of the Adviser. In addition to unaffiliated entities, the Adviser manages funds of the Investment Company and Mutual of America Institutional Funds, Inc., and a few individually managed pension plans holding contracts with the Insurance Company, all of which are identified below. In regard to possible conflicts, if a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Funds have adopted procedures for allocating portfolio transactions across multiple Funds and accounts. The following information concerning the portfolio managers and the person overseeing the index Funds is in addition to that provided in the Prospectus under the heading, “Portfolio Managers”. The Allocation Funds are not specified because they are simply groupings of other select Investment Company Funds.

The section under each person’s name entitled “Ownership of Securities” (and the column of the chart entitled “Dollar Range of Securities in the Fund”) sets forth a range within which the person’s investments in the Investment Company Funds fall. The access persons of the Adviser are subject to restrictions contained in the Code of Ethics adopted by the Adviser in accordance with Rule 204A-1 under the Investment Advisers Act of 1940, which addresses conflicts of interest between access persons and a Fund. Trades are allocated pro rata among clients. The information is presented in tabular format followed by more detailed explanatory text.

Other
			Pooled		Dollar
			Investment	Other	Range of
		Registered Investment	Vehicles	Accounts	Securities
		Companies [Assets	[Assets as of	[Assets as of	owned
Name	Title	as of 12/31/09]	12/31/09]	12/31/09]	in Fund

Stephen Rich	Executive Vice President, Portfolio Manager	Investment Company (“IC”) All America Fund Small Cap Value portfolio [$28 million] IC Small Cap Value Fund [$155 million] IC Mid Cap Value Fund [$30 million] Mutual of America Institutional Funds (“MOAIF”) All America Fund Small Cap Value portfolio [$4 million] MOAIF Small Cap Value Fund [$3 million]	0		IC Equity Index Fund [$10,001-50,000]

25

			Other
			Pooled		Dollar
			Investment	Other	Range of
		Registered Investment	Vehicles	Accounts	Securities
		Companies [Assets	[Assets as of	[Assets as of	owned
Name	Title	as of 12/31/09]	12/31/09]	12/31/09]	in Fund

Marguerite Wagner	Executive Vice President and Portfolio Manager	IC All America Fund Small Cap Growth portfolio [$26 million] IC Small Cap Growth Fund [$147 million] MOAIF All America Fund Small Cap Growth portfolio [$4 million] MOAIF Small Cap Growth Fund [$3 million]	0	2 other accounts: [$5 million], [2 million]	None

Andrew Heiskell	Executive Vice President and Portfolio Manager	IC Bond Fund [$372 million] IC Mid-Term Bond Fund [$183 million] IC Composite Fund Fixed Income portfolio [$60 million] MOAIF Bond Fund [$50 million]	0	5 other accounts: [$51 million] [$15 million] [$6 million] [[$5.98 billion] [$4 million]	IC Equity Index Fund [50,001-100,000]

Gary Wetterau	Executive Vice President and Portfolio Manager	IC Bond Fund [$372 million] IC Mid-Term Bond Fund [$183 million] IC Composite Fund Fixed Income portfolio [$60 million] MOAIF Bond Fund [$50 million]	0	5 other accounts: [$51 million] [$13 million] [$15 million] [$5.98 billion] [$4 million]	IC Equity Index Fund [$1-50,000] IC Mid-Term Bond Fund [$1-50,000]

Thomas Dillman	Executive Vice President	IC All America Fund Large Cap portfolio [$49 million] IC Composite Fund Large Cap portfolio [$90 million] MOAIF All America Fund Large Cap portfolio [$7 million]	0		IC Small Cap Value Fund [$1-,10,000] IC Small Cap Growth Fund [$1-10,000] IC Bond Fund [$50,000-100,000]

26

Other
			Pooled		Dollar
			Investment	Other	Range of
		Registered Investment	Vehicles	Accounts	Securities
		Companies [Assets	[Assets as of	[Assets as of	owned
Name	Title	as of 12/31/08]	12/31/08]	12/31/08]	in Fund

Paul Travers	Senior Vice President	IC Retirement Income Fund [$3.5 million] IC 2010 Retirement Fund [$8.3 million] IC 2015 Retirement Fund [$20.0 million] IC 2020 Retirement Fund [$20.7 million] IC 2025 Retirement Fund [$14.8 million] IC 2030 Retirement Fund [$11.7 million] IC 2035 Retirement Fund [$8.8 million] IC 2040 Retirement Fund [$6.2 million] IC 2045 Retirement Fund [$6.9million]	0	0	IC All America Fund [$10,001-50,000] IC Mid- Cap Equity Index Fund [$1-10,000] IC Equity Index Fund [$1-10,000] IC Small Cap Growth Fund [$1-10,000] IC Small Cap Value Fund [$1-10,000]

Eleanor Innes	2nd Vice President	IC Equity Index Fund [$545 million] IC Mid-Cap Index Fund [$248 million] IC All America Fund Indexed portfolio [$222 million] IC International Fund [$12.3 million] MOAIF Equity Index Fund [$36 million] MOAIF Mid-Cap Index Fund [$31 million] MOAIF All America Fund Indexed portfolio [$21 million]	0	1 other account [$3 million]	IC Small Cap Growth Fund [$10,001-50,000] IC Small Cap Value Fund [$10,001-50,000]

27

Stephen Rich — Executive Vice President, Portfolio Manager

•  Length of Service:                                                                                   6 years at Adviser; 19 years investment experience

•  Role:                                                                                                                                                         Portfolio manager for the IC Small Cap Value Fund, Mid Cap Value Fund and the Small Cap Value portfolio of the All America Fund and portfolio manager for the MOAIF Small Cap Value Fund and Small Cap portfolio of the MOAIF All America Fund

•  Education:                                                                                                                           Undergraduate, Princeton University; MBA, New York University

Marguerite Wagner — Executive Vice President and Portfolio Manager

•  Length of Service:                                                                                   5 years at Adviser; 245years investment experience

•  Role:                                                                                                                                                         Portfolio manager for the Small Cap Growth Fund and Small Cap Growth portfolio of the IC All America Fund and portfolio manager for the MOAIF Small Cap Growth Fund and Small Cap Growth portfolio of the MOAIF All America Fund

•  Education:                                                                                                                           Undergraduate, Penn State University; MBA New York University

Andrew Heiskell — Executive Vice President and Portfolio Manager

•  Length of Service:                                                                                   19 years at Adviser, 35 years investment experience

•  Role:                                                                                                                                                         Sets fixed income strategy and manages the IC Bond Fund, Mid-Term Bond Fund and the Composite Fund Fixed Income portfolio, and MOAIF Bond Fund

•  Education:                                                                                                                           Undergraduate, University of Tennessee; JD, Georgia School of Law

Gary Wetterau — Executive Vice President and Portfolio Manager

•  Length of Service:                                                                                   14 years at Adviser, 22 years investment experience

•  Role:                                                                                                                                                         Manager of mortgage backed portfolio of fixed income funds and portfolios for IC and MOAIF

•  Education:                                                                                                                           Undergraduate, U.S. Air Force Academy; MBA University of Arizona

Thomas Dillman — Executive Vice President

•  Length of Service:                                                                                   6 years at Adviser, 29 years investment experience

•  Role:                                                                                                                                                         Director of research, manages large cap portfolios for IC and MOAIF

•  Education:                                                                                                                           Undergraduate and MS Ed., Lehigh University; MBA University of Pennsylvania (Wharton)

Paul Travers — Senior Vice President

•  Length of Service:                                                                                   25 years at Adviser, 23 years in the investment management field

•  Role:                                                                                                                                                         Responsible for rebalancing and reallocation of the investments of the IC Retirement Funds

•  Education:                                                                                                                           Undergraduate, Iona College; MBA New York University

Eleanor Innes — Second Vice President

•  Length of Service:                                                                                   9 years at Adviser, 17 years investment experience

•  Role:                                                                                                                                                         Oversees the MOAIF and IC index portfolios and International Fund for IC

•  Education:                                                                                                                           Undergraduate, State University of New York at Binghamton

Subadvisory Fees. There were no Subadvisory fees paid during 2009, 2008 or 2007.

Codes of Ethics. The Investment Company, the Adviser, and the Insurance Company have adopted codes of ethics under Rule 17j-1 of the 1940 Act. Persons subject to these codes (generally, persons with access to information about the investment programs of the Funds) may not purchase securities in which the Investment Company’s Funds may invest unless their purchases have been precleared in accordance with the codes and do not occur within certain black-out periods imposed under the codes. The Investment Company has also adopted a code of ethics applicable to its chief executive officer and principal financial and accounting officers as disclosed in its shareholder reports. The Adviser has adopted a code of ethics that meets the requirements of Rule 204A-1 under the Investment Advisers Act of 1940.

28

PORTFOLIO TRANSACTIONS AND BROKERAGE

Selection of Brokers and Dealers

The Adviser is responsible for decisions to buy and sell securities for the Funds of the Investment Company for which it provides services as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid.

•	The Adviser selects broker-dealers which, in its best judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates.

•

The Adviser may select broker-dealers that provide it with research services and may cause a Fund to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.

•	When purchasing or selling securities trading on the over-the-counter market, the Adviser will generally execute the transaction with a broker engaged in making a market for such securities.

•	The Adviser may place certain orders with their affiliates, subject to the requirements of the 1940 Act.

•	No transactions may be effected by a Fund with an affiliate of the Adviser acting as principal for its own account.

Brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made. Some brokerage firms routinely provide research and statistical data to their customers, and some firms customarily provide research reports on particular companies and industries to customers that place a certain volume of trades with them.

The Adviser will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available from brokers not providing such services. The Adviser uses these services in connection with all investment activities, and some of the data or services obtained in connection with the execution of transactions for the Investment Company may be used in managing other investment accounts. Conversely, data or services obtained in connection with transactions in other accounts may be used by the Adviser in providing investment advice to the Investment Company. To the extent that the Adviser uses research and statistical data services so obtained, its expenses may be reduced and such data has therefore been and is one of the factors considered by the Adviser in determining its fee for investment advisory services.

At times, transactions for the Investment Company may be executed together with purchases or sales of the same security for other accounts of the Adviser. When making concurrent transactions for several accounts, an effort is made to allocate executions fairly among them. Transactions of this type are executed only when the Adviser believes it to be in the best interests of the affected Fund(s), as well as any other accounts involved. However, the possibility exists that concurrent executions may work out to the disadvantage of the Fund(s) involved.

The Investment Company paid aggregate brokerage commissions of $[   ] in 2009, $319,452 in 2008 and $310,864 in 2007.

Commissions to Affiliated Brokers

For the years 2007, 2008 and 2009, no commissions were paid to affiliated brokers.

Portfolio Turnover

The Adviser does not consider portfolio turnover rate to be a limiting factor when the Adviser deems it appropriate to purchase or sell securities for a Fund. The portfolio turnover rate for a Fund in any year will depend on market conditions, and the rate may increase depending on market conditions or if a new portfolio manager for a Fund restructures its holdings. The Separate Accounts do not pay taxes on the dividends and other distributions they

29

receive from the Funds. As a consequence, the Adviser does not consider how long a Fund has held a security, or how capital gain upon sale would be characterized, in deciding whether to sell that security.

The Equity Index Fund and the Mid-Cap Equity Index Fund each attempt to duplicate the investment results of an S&P Index. As a result, the Adviser anticipates that these Funds will hold investments generally for longer periods than actively managed funds.

[Per Form N-1A instructions, only significant variation in the Fund’s portfolio turnover rates over the two most recently completed fiscal years or any anticipated variation needs to be reported and will be put in “B” filing] [The Conservative Allocation Fund’s portfolio turnover rate for the year ended December 31, 2008 was 38% as compared with 14% for the year ended December 31, 2007. Similarly, the Moderate Allocation Fund’s portfolio turnover rate in 2008 was 25% as compared with 12% in 2007 and the Aggressive Allocation Fund’s 2008 portfolio turnover rate was 21% as compared with 9% in 2007. All of these increases in portfolio turnover rates were due to increased investor activity in the funds.]

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Net Asset Value

A Separate Account purchases or redeems shares of a Fund at net asset value. A Fund’s net asset value is equal to:

•          the sum of the value of the securities the Fund holds,

•          plus any cash or other assets, including interest and dividends accrued, and

•          minus all liabilities, including accrued expenses.

The net asset value of each Fund is determined once daily immediately after the declaration of dividends, if any, and is determined as of the time of the close of the regular trading session on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each day the Exchange is open for trading (a Valuation Day). A Valuation Period for calculation of a Fund’s net asset value per share is the period after the close of a Valuation Day and ending at the close of the next Valuation Day. The Investment Company determines the net asset value for a Valuation Period by multiplying a Fund’s net asset value per share as of the preceding Valuation Period by that Fund’s Change Factor (described below) for the current Valuation Period.

The Change Factor for a Fund for any Valuation Period is determined as:

(a)          the ratio of (i) the net asset value of the Fund at the end of the current Valuation Period, before any amounts are allocated to or withdrawn from the Fund for that Valuation Period, to (ii) the net asset value of the Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

(b)         1.00000 plus the component of the annual rate of the Adviser’s fee against a Fund’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

Pricing of Securities Held by the Funds

In determining a Fund’s net asset value, the Adviser must value the securities and other assets the Fund owns.

1)              If market quotations are readily available for an investment, the Adviser uses market value as follows:

•                  An equity security will be valued at the last sale price for the security on the principal exchange on which the security is traded, or at the last bid price on the principal exchange on which such security is traded if such bid price is of a more recent day than the last sale price.

•                  For any equity security not traded on an exchange but traded in the over-the-counter market, the value will be the last sale price available, or if no sale, at the latest available bid price.

•                  Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

30

2)              If there are any portfolio securities or assets for which market quotations are not readily available, or for other reasons set forth in the Prospectus, the Adviser will use fair value pricing, as determined in good faith by or under the direction of the Board of Directors of the Investment Company. See “Pricing of Fund Shares” in the Prospectus.

3)              If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value, as follows:

•                  A security is initially valued at cost on the date of purchase (or at market value on the 61st day prior to maturity if the security had more than 60 days remaining to maturity at date of purchase by a Fund), and the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium.

•                  The maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted.

•                  Market value will be used instead if the amortized cost value is materially different from the actual market value of the security.

4)              For stock options and futures contracts, these valuations apply:

•                  Stock options written by a Fund are valued at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on that exchange.

•                  When a Fund writes a call option, the amount of the premium is included in the Fund’s assets and the market value of the call is included in its liabilities and adjusted thereafter to current market value.

•                  If a call expires or if the Fund enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished.

•                  If a call is exercised, the Fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale increased by the premium originally received.

•                  A premium a Fund pays on the purchase of a put will be deducted from a Fund’s assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put.

•                  Futures contracts, and options thereon, traded on commodities exchanges are valued at their official settlement price as of the close of such commodities exchanges.

5)              For Funds that invest in underlying investment companies:

•                  For any portion of a Fund’s assets that are invested in an underlying investment company, that Fund’s net asset value is calculated based on the net asset values of the investment company in which the Fund has invested except for investments in ETFs, which are based on the market value of the ETFs.

Frequent Transfers

The Prospectus discloses the Investment Company’s policy on frequent transfers.

The Investment Company has no arrangements with any person or entities to permit frequent transfers and no such arrangements are permitted.

TAXATION OF THE FUNDS

Taxes on Funds’ Investment Earnings and Income

Each of the International Fund and the Retirement Funds (none of which had commenced operations before the date of this SAI) intends to qualify, and each other Fund has in the past qualified for the special tax treatment

31

afforded a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and each Fund intends to continue to qualify for treatment under Subchapter M. A Fund will not owe Federal income tax on the ordinary income and net realized capital gains that it distributes to shareholders, if it qualifies as a regulated investment company.

If any Fund were to fail to qualify for treatment as a regulated investment company, it would be subject to Federal income tax on its ordinary income and net realized capital gains, whether or not it distributes the income and gains to shareholders. If a Fund were to pay Federal income tax, its investment performance would be negatively affected.

To qualify or continue to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. Government Securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, “RIC Diversification Requirements”).

Each Fund also intends to comply or continue to comply with the diversification requirements imposed on the Separate Accounts by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the RIC Diversification Requirements, place certain limitations on the assets of each Separate Account — and, because section 817(h) and those regulations treat the assets of each Fund as assets of the related Separate Account, of each Fund — that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty days thereafter, no more than 55% of the value of a Fund’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies. A Fund’s failure to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

If any Fund failed to qualify for treatment as a RIC for any taxable year, then for Federal tax purposes it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment. Most importantly, each Separate Account invested therein would fail to satisfy the diversification requirements of section 817(h), with the result that the variable annuity contracts and variable life policies supported by that account would no longer be eligible for tax deferral.

Generally, Section 4982 of the Code imposes an excise tax of 4% on a regulated investment company that does not make a “required distribution” to shareholders of 98% of its ordinary income for each calendar year and 98% of its capital gain income for the one year period ending October 31 of each year, plus certain undistributed income from the previous years. However, under Code Section 4982(f), the 4% excise tax does not apply to a segregated asset account of a life insurance company held in connection with variable contracts (unless “seed money” exceeds $250,000).

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The tax treatment of the Insurance Companies and the Separate Accounts and the tax implications of an investment in any Contract are described in the prospectus or brochure for the Contract.

DISTRIBUTION ARRANGEMENTS

The Investment Company sells shares of its Funds on a continuous basis, and it sells only to the Separate Accounts of the Insurance Companies. The shares are sold at their respective net asset values, without the imposition of a sales charge. The Investment Company has entered into a Distribution Agreement with the Insurance Company, as principal underwriter, for the distribution of the Funds’ shares. The Insurance Company is a registered broker-dealer with the Financial Industry Regulatory Authority (“FINRA”) (formerly the National Association of Securities Dealers, Inc.). The registered representatives of the Insurance Company are salaried employees and are eligible to receive a yearly cash incentive payment based in part on aggregate sales by all representatives in the representative’s office compared to sales targets established for the office in that year. Representatives and certain staff from the top five regional offices will receive a trip to a conference site in the United States or its territories to attend a sales meeting.

YIELD AND PERFORMANCE INFORMATION

Performance information is computed separately for each Fund in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there can be no assurance that any historical results will continue.

Yield of the Money Market Fund. The Money Market Fund calculates a seven-day “current yield” (eight days when the seventh prior day has no net asset value because the Investment Company is closed on that day) based on a hypothetical shareholder account containing one share at the beginning of the seven-day period. The return is calculated for the period by determining the net change in the hypothetical account’s value for the period, excluding capital changes. The net change is divided by the share value at the beginning of the period to give the base period return. This base period return is then multiplied by 365/7 to annualize the yield figure, which is carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the Money Market Fund are included in the hypothetical account for the beginning of the period but changes in these items during the period are not included in the value for the end of the period. Income other than investment income is excluded for the period. Values also reflect asset charges (for advisory fees) as well as brokerage fees and other expenses.

Current yields will fluctuate daily. Accordingly, yields for any given seven-day period do not necessarily represent future results. It should be remembered that yield depends on the type, quality, maturities and rates of return of the Money Market Fund’s investments, among other factors. The Money Market Fund yield does not reflect the cost of insurance and other insurance company separate account charges. It also should not be compared to the yield of money market funds made available to the general public because they may use a different method to calculate yield. In addition, their yields are usually calculated on the basis of a constant one dollar price per share and they pay out earnings and dividends which accrue on a daily basis.

The following is an example of the calculation of the Money Market Fund’s yield of [1.10]% for the seven-day period ended December 31, 2009 (excluding Christmas Day). Yields may fluctuate substantially from the example shown. [Update for 2009]

1.           Value for December 24, 2009..........$[1.241740] (after adjustment for dividends)

2.           Value for December 31, 2009 (exclusive of capital changes and any non-investment income, but after adjustment for dividends)..........$[1.242002]

3.           Net change equals Line 1 subtracted from Line 2..........$[.000262]

4.           Base period return equals Line 3 divided by Line 1.....  [.000211]

5.           Current yield equals Line 4 annualized (multiplied by 365/7)..........[1.10]%

The Money Market Fund calculates effective yield by following steps 1 - 4 above to obtain a base period return, then compounding the base period return as follows:

Effective Yield = [(Base Period Return + 1) 365/7] –1

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Calculation of Total Return and Average Annual Total Return. Total Return reflects changes in the price of a Fund’s shares and assumes that any dividends or capital gain distributions are reinvested in that Fund’s shares immediately rather than paid to the investor in cash.

Average Annual Total Return is calculated by finding the average annual compounded rates of return of a hypothetical investment over the periods shown, according to the following formula (Total Return is then expressed as a percentage):

T = (ERV/P)1/n -1

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value. ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Yield of the Bond Funds. Yield of the shares of the Bond Funds will be computed by annualizing net investment income, as determined by the Commission’s formula, calculated on a per share basis, for a recent one-month or 30-day period and dividing that amount by the net asset value per share of the Fund on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Yield of the Fund will vary from time to time depending upon market conditions, the composition of the portfolio and operating expenses allocated to the Fund.

Performance Comparisons. Each Fund may from time to time include the Total Return, the Average Annual Total Return and Yield of its shares in advertisements or in information furnished to shareholders. The Money Market Fund may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Any statements of a Fund’s performance will also disclose the performance of the respective separate account issuing the Contracts.

Each Fund may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (“Lipper”), or by similar services that monitor the performance of mutual funds as having the same or similar investment objectives. Each Fund may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis or compiled by similar services that monitor performance.

Advertisements or information the Investment Company furnishes to current or prospective investors also may include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized. These publications may include Barron’s, Business Week, CDA Technologies, Inc.,

Changing Times, Dow Jones Industrial Average, Financial Planning, Financial World, Forbes, Fortune, Hulbert’s Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Stanger’s Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

In reports or other communications to shareholders, the Investment Company also may describe general economic and market conditions affecting the Funds and may compare the performance of the Funds with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue’s Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by the Adviser derived from such indices or averages.

Comparative Indices for the Funds

The Investment Company compares the performance of each Fund (other than the Money Market Fund) against a widely recognized index or indices for stock or bond market performance, based on the type of securities the Fund purchases. The annual and semi-annual financial reports that the Investment Company prepares will contain graphs with the Funds’ performances compared to their indices.

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It is not possible for an investor to directly invest in an unmanaged index. Performance comparisons to indices are for informational purposes and do not reflect any actual investment. The Funds pay investment advisory and other expenses that are not applicable to unmanaged indices.

Equity Index Fund and All America Fund: Performance of each of these Funds is compared to the Standard & Poor’s 500® Composite Stock Index (the “S&P 500® Index”).

The S&P 500® Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500® Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded on the Nasdaq National Market (over-the-counter) are included. The 500 companies represented include approximately 400 industrial concerns, as well as financial services, utility and transportation concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

Mid Cap Value Fund: Performance is compared to the Russell Midcap®  Value Index.

The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values.

Mid-Cap Equity Index Fund: Performance is compared to the Standard & Poor’s MidCap 400® Index (the “S&P MidCap 400® Index”).

The S&P MidCap 400® Index is a market value weighted and unmanaged index showing the changes in the aggregate market value of 400 stocks issued by U.S. companies with medium market capitalizations. Almost 70% of the stocks are listed on the NYSE and approximately 30% are traded over-the-counter.

Small Cap Value Fund: Performance is compared to the Russell 2000®  Value Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Small Cap Growth Fund: Performance is compared to the Russell 2000®  Growth Index.

The Russell 2000® Growth Index contains those Russell 2000® securities with higher price-to-book ratios and higher price-earnings ratios. Securities in this index have a greater than average growth orientation.

Composite Fund: Performance is compared to the S&P 500® Index, the Barclays Capital U.S. Aggregate Index and the 90-day Treasury bill rate. (See “Equity Index Fund and All America Fund” above and “Bond Fund” below).

These three indices represent the three asset allocation categories in which the Composite Fund invests.

International Fund: Performance is compared to the MSCI EAFE Index. The MSCI EAFE Index is the Morgan Stanley Europe, Australasia and the Far East Index, an unmanaged, market-value-weighted index designed to measure the overall condition of the overseas equities markets.

Bond Fund: Performance is compared to the Barclays Capital U.S. Aggregate Index (the “Barclays Aggregate Index”).

The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Mid-Term Bond Fund: Performance is compared to the Citigroup Government/Corporate 3-7 Year Bond Index.

The Citigroup Government/Corporate 3-7 Year Bond Index is comprised of the portion of the Citigroup Broad Investment-Grade Bond Index (“BIG Index”) with the maturity indicated. The BIG Index includes Treasury, Agency, mortgage and corporate securities. It is market-capitalization weighted and includes all fixed-rate bonds with a maturity of one year or longer.

Retirement Funds: Performance is compared to the benchmark indices (the S&P 500® Index and Barclays Capital U.S. Aggregate Index, and, for Funds that have significant investments in commercial paper, money market instruments and other short term commercial paper, the Citigroup 3 month Treasury Bill Index) that correspond with the Funds’ investments in various IC Funds at any given time. The relative proportions of assets within each Retirement Fund that are invested in the various IC Funds will change as the each Fund’s investments are periodically reallocated, which in turn will change the proportion of each acquired Fund’s benchmark index included in the Retirement Fund’s overall mix of indices.

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Conservative Allocation Fund: Performance is compared to the S&P 500® Index and Barclays Capital U.S. Aggregate Index.

Moderate Allocation Fund: Performance is compared to the S&P 500® Index and Barclays Capital U.S. Aggregate Index.

Aggressive Allocation Fund: Performance is compared to the S&P 500® Index and Barclays Capital U.S. Aggregate Index.

See “Equity Index Fund and All America Fund” and “Bond Fund” above for a description of the S&P 500® Index and Barclays Capital U.S. Aggregate Index, which represent the asset classes in which the Allocation Funds invest.

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DESCRIPTION OF CORPORATE BOND RATINGS

Description of Corporate bond ratings of Moody’s Investors Services, Inc.:

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C                        — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of corporate bond ratings of Standard & Poor’s Corporation:

AAA— Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is very strong.

AA           — Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A — Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

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BBB       — Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB — Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to the B issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB

CCCC                   indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C                       —   The rating C is reserved for income bonds on which no interest is being paid.

D                      —   Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (–): The ratings from “AA” to “BB” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Investment Company for the year ended December 31, 2009 have been incorporated by reference in the Statement of Additional Information in reliance upon the reports of an independent registered public accounting firm.

LEGAL MATTERS

The legal validity of the shares described in the Prospectus has been passed on by James J. Roth, Esq., Executive Vice President and General Counsel of the Investment Company.

CUSTODIAN

The Custodian of the securities and other assets held by the Investment Company’s Funds is JPMorgan Chase Bank, 1285 Avenue of the Americas, New York, New York 10019.

USE OF STANDARD & POOR’S INDICES

The Equity Index Fund, the Indexed Assets of the All America Fund and the Mid-Cap Equity Index Fund (together, the Indexed Portfolios) are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Indexed Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Indexed Portfolios particularly or the ability of the S&P 500® Index or the S&P MidCap 400® Index to track general stock market performance. S&P’s only relationship to the Investment Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index and the S&P MidCap 400® Index which is determined, composed and calculated by S&P without regard to the Indexed Portfolios. S&P has no obligation to take the needs of the Indexed Portfolios or the owners of the Indexed Portfolios into consideration in determining, composing or calculating the S&P 500® Index or the S&P MidCap 400® Index. S&P is not responsible for and has not participated in the calculation of the net asset values of the Indexed Portfolios, the amount of the shares of the Indexed Portfolios or the timing of the issuance or sale of the Indexed Portfolios. S&P has no obligation or liability in connection with the administration, marketing or trading of the Indexed Portfolios.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500® index or the S&P MidCap 400® Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the Indexed Portfolios, owners of the Indexed Portfolios, or any other person or entity from the use of the S&P 500® index, the S&P MidCap 400® Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular

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purpose or use with respect to the S&P 500® Index, the S&P MidCap 400® Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

PROXY VOTING POLICIES AND PROCEDURES

On November 8, 2007 the Board of Directors of the Investment Company adopted amended Proxy Voting Policies & Procedures (“Proxy Policy”). A copy of the Proxy Policy is attached hereto as APPENDIX “A”. A copy of the Proxy Policy and information regarding how the Investment Company voted its proxies relative to portfolio securities during the most recent 12 month period ended June 30 can be obtained free of charge by calling 1-800-914-8716. The Investment Company’s Proxy Voting Record for the shares it owns, which includes how the Investment Company voted its proxies during the most recent 12 month period ended June 30, can be obtained from the Securities and Exchange Commission’s website at www.sec.gov, by viewing our Form N-PX on the EDGAR system.

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Appendix A

Proxy Voting Policy and Procedures

Mutual of America Investment Corporation

Attached is the Proxy Voting Policy and Procedures adopted by the Board of Directors of Mutual of America Investment Corporation at its regular Board meeting held on November 8, 2007.

MUTUAL OF AMERICA
MEMORANDUM
CAPITAL MANAGEMENT

To: Mutual of America Investment Corporation

Mutual of America Institutional Funds, Inc.

From: Mutual of America Capital Management Corporation

Date: October 31, 2007

Re:                              Policy Statement and Procedures Regarding

Proxy Voting (“Proxy Voting Policy”)

We understand that, in connection with your obligation to comply with Rule 30b1-4 under the Investment Company Act of 1940 (“1940 Act”) and the 1940 Act forms modified in conjunction therewith, you wish this Company as your adviser to: (i) permit you to adopt its Proxy Voting Policy, (ii) prepare and timely File Form N PX for each year commencing with the 12 months ended June 30, 2004, (iii) respond to shareholder requests in accordance with all requirements of Law and Regulation for a description of the Proxy Voting Policy, and for The Proxy Voting Record (which may be available by a toll free or collect phone line or on the fund website if there is one and on the S.E.C. website), and (iv) maintain, or cause to be maintained, all proxy voting records as required by Law and Regulation.

We further understand that, in the event of a conflict among or between the interests of the adviser, the funds, the shareholders, the principal underwriter or any affiliated persons thereof, we will promptly notify the fund and shareholders affected and we will not cast a vote absent a written consent from the affected fund or shareholders. The sole exception to the requirement of a written consent from the fund and affected shareholders when there is such a conflict is the case where the matter which is being voted upon falls within the Standing Proxy Vote policy set forth in paragraph 5 of the Proxy Voting Policy, and Routine Issues as described in paragraph 4 of the attached Proxy Voting policy. Routine Issues fall within standard categories developed by a disinterested third party proxy service retained by the adviser. In such case, the vote will be cast in the predetermined manner.

You may consider this document as an amendment to the Proxy Voting Policy for purposes of our providing proxy voting services to your fund and shareholders, and for purposes of adopting the Proxy Voting Policy on behalf of your funds. If there are any changes to the Proxy Voting Policy you will be notified, and no such changes shall affect you unless you agree to same.

Mutual of America Capital Management Corporation.

By:

/s/ Amir Lear
Amir Lear
President

att.

MUTUAL OF AMERICA CAPITAL MANAGEMENT CORPORATION

POLICY STATEMENT AND PROCEDURES

REGARDING PROXY VOTING

Adopted on October 31, 2007

Policy Statement

It is the policy of Mutual of America Capital Management Corporation (the “Corporation”), with respect to assets under its management where it has voting authority:

1.               To vote all proxies in the best interests of its clients and, to the extent possible while complying with applicable investment policies, restrictions and limitations (including requirements imposed by exemptive orders as described in paragraph 9 under the Procedures section, below,) to vote all proxies so as to maximize the economic value of the shares held by such clients.

2.               To vote all proxies in accordance with the duly adopted voting policies and restrictions of such clients where such policies and restrictions are applicable.

3.               To provide disclosure to clients of the within policies and procedures, to disclose how clients (or their shareholders in the case where a client adopts these policies as its own) may obtain information on how their proxies were voted, and to maintain or cause to be maintained all records of such proxy voting as are, and for the periods, required by law.

4.               To comply with the Procedures set forth below.

Proxy Voting Committee

1.               A Proxy Committee consisting of the President and one or more individuals (not to exceed five) designated by the President of the Corporation shall comprise the Proxy Voting Committee. The Proxy Voting Committee shall act by majority vote, but in the case of a tie vote the side receiving the vote of the President shall prevail. In the case of a Committee of two or less persons, one member shall constitute a quorum. In the case of the Committee consisting of three or four persons, two members shall constitute a quorum, and for a Committee of five persons, three members shall constitute a quorum.

2.               The Proxy Voting Committee shall monitor developments that may affect the Proxy Voting Policy and Procedures, including the Overall Proxy Voting Policy set forth in paragraph 5 of the Procedures Section hereof, voting standards set forth in Appendix A to this document (“Voting Standards”) and recommend changes to the Proxy Voting Policy and Procedures.

3.               Any decisions not to vote proxies in accordance with the Voting Standards, including Routine or Non-Routine Issues, shall be submitted to the Proxy Committee for approval or consideration of the appropriate action to take. The Proxy Voting Committee may require a discussion with or report from the investment analyst responsible for the company whose proxy is being considered to assist in deciding how to vote in accordance with the Proxy Voting Policy. A written explanation of the reasons supporting any action taken by the Committee and the date the Committee decided the issue shall be maintained with the proxy voting records.

4.               If a Non-Routine Issue falls into a category for which there is no Voting Standard, the Proxy Voting Committee shall be consulted. The Proxy Voting Committee may require a discussion with or a report from the investment analyst responsible for the company whose proxy is being considered as well as a report, if available, from any proxy service provider then retained, to assist in deciding how to vote in accordance with the Proxy Voting Policy. A written explanation of the reasons supporting any action taken by the Committee and the date the Committee decided the issue shall be maintained with the proxy voting records.

5.               Should a vote in accordance with the Voting Standards appear likely to produce a result inconsistent with a stated policy, limitation, or restriction established for any client’s account, the President or CEO shall be notified in order to determine the appropriate action. Such action shall be presented to the Proxy Voting

Committee for ratification prior to the vote in question. The Proxy Voting Committee can act without a meeting by consent of a majority of its members. Any action taken in such situations shall be governed by prudence and must be compatible with applicable law. Such action shall be memorialized in writing setting forth the nature of the conflict, the reasons for the action taken and the date such action was authorized.

Procedures

1.               Proxies will be voted based upon and consistent with (a) criteria established herein as same may be amended in writing by the Proxy Committee from time to time, (b) the Overall Proxy Voting Policy set forth in paragraph 5 below and (c) the Voting Standards attached hereto as Appendix A . Only a Senior Vice President or higher ranking officer shall be authorized to execute proxies except that a service provider may be engaged to process and execute proxies pursuant to and subject to these Procedures.

2.               The following Records of all proxy votes will be maintained:

A.          A brief description of the proxy proposal for each company in the portfolio.

B.            The vote cast on each proposal.

C.            The holdings of each account and its holdings as of (or as close as possible to) the record date for the particular proxy vote.

D.           A record of any calls or other contacts made regarding a vote.

E.             A record of the reason for each vote, including whether the proxy was voted according to a specific client restriction, policy, the Voting Standards or other guideline which record may be maintained by a third party proxy service provider.

F.             Notification that a proxy has not been received.

G.            Verification that the shares listed on the proxy match the Corporation’s records.

H.           The name and title of the individual voting the proxy (if available from a service provider).

I.                A record of any Proxy Voting Committee actions in regard to the proxy vote.

3.               Unless the Company shall have obtained a written agreement from an experienced and qualified third party to provide proxy voting and records services in compliance with all applicable laws and regulations, records of a current proxy season will be retained in the Corporation’s offices until the end of the second year after the expiration of the proxy season in which the votes were made and will be retained in a readily accessible location for a period of not less than three additional years. Proxy statements received on behalf of stock for which the Company is authorized to vote proxies will not be retained in paper form because they are available on the EDGAR system where they have been filed by the issuer.

4.               The Voting Guidelines which are attached hereto as Appendix A consist of the Concise Summary of the Institutional Shareholders Service (“I.S.S.”) Proxy Voting Guidelines (effective for meetings February 1, 2007) (“Voting Standards). The Proxy Voting Committee has reviewed the Voting Standards and has found them to be generally satisfactory. I.S.S., which is the proxy service provider retained by the Corporation, furnishes research and recommendations for all proxy votes, casts the votes and maintains voting records. The I.S.S. recommendations will be in accordance with the Voting Standards. The Proxy Voting Committee may, in circumstances where the application of the Voting Standards is determined not to be beneficial or appropriate, override the I.S.S. recommendation and instruct I.S.S. to vote as determined by the Proxy Voting Committee

5.               The current Overall Proxy Voting Policy of the Company shall be to vote against anti-takeover proposals, proposals that will weaken Board oversight or corporate governance procedures, and proposals designed to entrench current management. These proposals are generally inherently adverse to the economic value of the stocks to which they relate. This position may be determined to be inappropriate in a particular case and if authorized by the Proxy Voting Committee, a vote that does not comport with this position may be approved. Proxy proposals that do not materially impact the economic value of the stocks to which they relate are considered “Routine Issues” and will generally be voted in favor of the position supported by management of the company whose stock is being voted. Proxy proposals that materially impact the economic value of the stock to which they relate will be voted, consistent with applicable restrictions, in the manner that is most beneficial to the value of such stock.

6.               In the case of managed funds that hold exchange traded funds (“ETFs”) shares in their portfolios, special rules may apply to voting proxies in the underlying ETFs when certain thresholds are reached. For example, certain ETFs have obtained exemptions from the SEC fund of fund restrictions, and those ETFs may be held by managed funds in reliance upon such exemption. The exemptive orders for such ETFs typically provide that, in the event that the managed fund owns 25% or more of the outstanding shares of the ETF, such shares shall be voted in the same proportion as the shares held by all other shareholders in such ETF. The Corporation shall follow the requirements of any such exemptive orders that may apply and vote such shares proportionally to the shares of the other shareholders of the ETF.

7.               No officer or employee of the Corporation shall act with respect to proxy votes in any instance in which a conflict of interest exists for that person in applying the Corporation’s Voting Standards or satisfying fiduciary responsibilities under ERISA or other applicable laws. Any conflict of interest or questions concerning whether a conflict of interest exists, shall be immediately reported to the President. Further, in cases where there exist material conflicts of interest between the Corporation and its interests, and the economic interests of the Corporation’s client owning the shares being voted, the Corporation shall strictly adhere to the Voting Standards, but where such conflict exists and the Proxy Committee is required to decide upon action as provided above, no such action shall be taken absent full disclosure to the affected client of the conflict and it shall be taken only if consent has been received from the client. In assessing the existence of a conflict and the suggested manner of casting a vote in a conflict situation, the recommendations of independent third parties qualified to make recommendations on proxy voting may be sought and communicated to affected clients.

8.               It is the policy of the Corporation not to join any group for the purpose of waging a proxy contest or to acquire or trade in the securities of any corporation with the intent to effect any change in control of a corporation. Any solicitation from any person to vote proxies in any accounts shall be promptly reported to the General Counsel and Proxy Voting Committee except for requests merely that the proxies be voted in order to achieve a quorum.

9.               No employee of the Corporation may discuss the Corporation’s proxy votes with any person not employed by the Corporation or its client or in any way indicate how the Corporation will vote on any issue prior to the vote being cast, nor may any employee of the Corporation disclose how the Corporation has voted except in reports to the Board of Directors of the Corporation or its managed funds, as required by law or pursuant to an agreement with a proxy service provider. All information concerning the Corporation’s proxy voting record shall be disclosed and furnished to clients in the manner required to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940.

10.         The Corporation shall comply in all respects and in a timely manner with Rule 206(4)-6 under the Investment Advisers Act of 1940, including the timely voting of proxies, the timely provision to clients of a description of the Corporation’s proxy voting policies and procedures, provision of a copy of such policies and procedures to clients upon request, disclosure to clients of how to obtain information on how their securities were voted and the implementation of record keeping procedures in full compliance with Rule 204-2, retaining in the manner chosen by the Corporation (which manner shall be as permitted by Rule 204-2) for the required time periods proxy voting policies and procedures, proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by the Company which were material in making a decision on how to vote or which memorialized basis for a decision for a vote.

11.         The Corporation adopts the following procedures to ensure compliance with the Proxy Voting Policy Statement and Procedures:

A.          The President or an Officer of the Corporation designated by the President will ensure that the Corporation is at all times in full and complete compliance with all applicable laws and regulations.

B.            The Proxy Voting Committee shall meet at least semiannually to review the overall proxy voting record of all proxies, the conformity of proxy voting actions with the requirements set forth herein, and to review the actions of any and all third party service providers.

C.            The Proxy Voting Committee shall review the within policy statement and procedures on an annual basis and more frequently when warranted, and shall adopt written changes and amendments hereto as necessary.

D.           The Proxy Voting Committee shall review Corporation’s compliance with the Rules promulgated by the S.E.C., including the semiannual reports on the availability of proxy voting records to its clients, and the disclosure of this document to clients.

E.             To the extent it is prudent and in compliance with Rule 206(4)-6 under the Investment Adviser’s Act of 1940, the Company may retain reputable and qualified third-party service providers to implement the foregoing policies and procedures.

F.             It is specifically understood that the Company’s clients may adopt the within Policy Statement and Procedures, as same may be amended or restated from time to time.

I hereby verify that the foregoing document has been duly adopted as the proxy voting policies and procedures of the Corporation, along with the attached Proxy Voting Standards, which replace all previously adopted statements and procedures regarding proxy voting and Voting Standards.

MUTUAL OF AMERICA
CAPITAL MANAGEMENT CORPORATION

By:

/s/ Amir Lear
Amir Lear
President
Dated: October 31, 2007

Appendix A

To Mutual of America Capital Management Corporation

Policy Statement and Procedures Regarding Proxy Voting

CONCISE SUMMARY OF ISS 2007 PROXY VOTING GUIDELINES

Effective for Meetings Feb. 1, 2007

Updated Dec. 15, 2006

1. Auditors

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•                  An auditor has a financial interest in or association with the company, and is therefore not independent,

•                  There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

•                  Fees for non-audit services (“Other” fees) are excessive.

3.      Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

•                  Composition of the board and key board committees;

•                  Attendance at board and committee meetings;

•                  Corporate governance provisions and takeover activity;

•                  Disclosures under Section 404 of Sarbanes-Oxley Act;

•                  Long-term company performance relative to a market and peer index;

•                  Extent of the director’s investment in the company;

•                  Existence of related party transactions;

•                  Whether the chairman is also serving as CEO;

•                  Whether a retired CEO sits on the board;

•                  Number of outside boards at which a director serves;

•                  Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.

WITHHOLD from individual directors who:

•                  Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•                  Sit on more than six public company boards;

•                  Are CEOs of public companies who sit on the boards of more than two public companies besides their own — withhold only at their outside boards.

WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•                  The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

•                  The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•                  The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;

•                  The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

•                  The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•                  The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•                  At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•                  The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section “Performance Test for Directors”.

WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•                  The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•                  The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•                  The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•                  The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

•                  The non-audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);

•                  A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern;  there are chronic internal control issues and an absence of established effective control mechanisms;

•                  There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

WITHHOLD from the members of the Compensation Committee if:

•                  There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•                  The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•                  The company fails to submit one-time transfers of stock options to a shareholder vote;

•                  The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•                  The company has backdated options (see “Options Backdating” policy);

•                  The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards, and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring an independent director fill the position of chair, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

•                  Has a designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:

•                  Presiding at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

•                  Serving as liaison between the chairman and the independent directors,

•                  Approving information sent to the board,

•                  Approving meeting agendas for the board,

•                  Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

•                  Having the authority to call meetings of the independent directors,

•                  If requested by major shareholders, ensuring that he is available for consultation and direct communication;

•                  Two-thirds independent board;

•                  All-independent key committees;

•                  Established governance guidelines;

•                  The company does not under-perform its peers*.

•                  Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company, and identified on the executive compensation page of proxy analyses. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year performance, industry peers, and index).

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•                  Long-term financial performance of the target company relative to its industry;

•                  Management’s track record;

•                  Background to the proxy contest;

•                  Qualifications of director nominees (both slates);

•                  Strategic plan of dissident slate and quality of critique against management;

•                  Likelihood that the proposed goals and objectives can be achieved (both slates);

•                  Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•                  Shareholders have approved the adoption of the plan; or

•                  The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•                  No lower than a 20% trigger, flip-in or flip-over;

•                  A term of no more than three years;

•                  No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•                  Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•                  Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•                  Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•                  Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•                  Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•                  Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•                  Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

7.      State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de- listed or if a company’s ability to continue to operate as a going concern is uncertain.

In addition, for capital requests that are less than or equal to 300 percent of the current authorized shares and marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent) vote on a CASE-BY-CASE basis, In this situation, vote FOR the increase based on the company’s performance, and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock). Vote FOR proposals to create “de-clawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Poor Pay Practices

WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:

•                  Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

•                  Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

•                  Huge bonus payouts without justifiable performance linkage or proper disclosure;

•                  Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

•                  Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

•                  New CEO awarded an overly generous new hire package (e.g., including excessive “make whole” provisions or any of the poor pay practices listed in this policy);

•                  Excessive severance provisions (e.g., including excessive change in control payments);

•                  Change in control payouts without loss of job or substantial diminution of job duties;

•                  Internal pay disparity;

•                  Options backdating (covered in a separate policy); and

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•                  The total cost of the company’s equity plans is unreasonable;

•                  The plan expressly permits the repricing of stock options without prior shareholder approval;

•                  There is a disconnect between CEO pay and the company’s performance;

•                  The company’s three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

•                  The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•                  Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•                  Vesting schedule or mandatory holding/deferral period:

•                  A minimum vesting of three years for stock options or restricted stock; or

•                  Deferred stock payable at the end of a three-year deferral period.

•                  Mix between cash and equity:

•                  A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

•                  If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•                  No retirement/benefits and perquisites provided to non-employee directors; and

•                  Detailed disclosure provided on cash and equity compensation delivered to each non- employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Employee Stock Purchase Plans — Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•          Purchase price is at least 85% of fair market value;

•          Offering period is 27 months or less; and

•          The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•                  Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);

•                  Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•                  Company matching contribution up to 25% of employee’s contribution, which is effectively a discount of 20% from market value;

•                  No discount on the stock price on the date of purchase, since there is a company matching contribution.

Options Backdating

In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

•                  Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•                  Length of time of options backdating;

•                  Size of restatement due to options backdating;

•                  Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;

•                  Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•                  The triggering mechanism should be beyond the control of management;

•                  The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation) during the five years prior to the year in which the change of control occurs;

•                  Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

10.                               Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•                  The company is conducting animal testing programs that are unnecessary or not required by regulation;

•                  The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•                  The company has been the subject of recent, significant controversy related to its testing programs.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products, unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

•                  The existing level of disclosure on pricing policies;

•                  Deviation from established industry pricing norms;

•                  The company’s existing initiatives to provide its products to needy consumers;

•                  Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products, or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth, and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe, unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

•                  New legislation is adopted allowing development and drilling in the ANWR region;

•                  The company intends to pursue operations in the ANWR; and

•                  The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs, unless:

•                  The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•                  The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

•                  The company does not maintain operations in Kyoto signatory markets;

•                  The company already evaluates and substantially discloses such information; or,

•                  Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions considering: recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Off-shoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report to shareholders; the existence of a publicly available code of corporate conduct that applies to international operations.

Country-specific Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•                  Past performance as a closed-end fund;

•                  Market in which the fund invests;

•                  Measures taken by the board to address the discount; and

•                  Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

PART C

OTHER INFORMATION

Item 23.	Exhibits

1(a)	Articles of Incorporation of Mutual of America Investment Corporation (the “Investment Company”) (1)
1(b)	Articles of Amendment, dated September 22, 1986 (4)
1(c)	Articles Supplementary, dated July 25, 1988 (4)
1(d)	Articles Supplementary, dated February 16, 1993 (4)
1(e)	Articles Supplementary, dated October 4, 1993 (4)
1(f)	Articles Supplementary, dated April 5, 1994 (4)
1(g)	Articles Supplementary, dated April 13, 1995 (4)
1(h)	Articles Supplementary, dated September 16, 1997 (4)
1(i)	Articles Supplementary, dated April 6, 1999 (3)
1(j)	Articles Supplementary, dated February 11, 2003 (8)
1(k)	Articles Supplementary, dated April 17, 2003 (9)
1(l)	Articles Supplementary, dated February 24, 2004 (11)
1(m)	Articles Supplementary, dated March 25, 2005 (12)
1(n)	Articles Supplementary, dated December 13, 2005 (13)
1(o)	Articles Supplementary, dated April 12, 2006 (13)
1(p)	Articles Supplementary, dated August 28, 2006 (14)
1(q)	Articles Supplementary, dated September 1, 2006 (14)
1(r)	Articles Supplementary, dated September 10, 2007 (16)
1(s)	Articles Supplementary, dated June 3, 2008 (17)
1(t)	Articles Supplementary, dated September 12, 2008 (17)
1(u)	Articles Supplementary, dated January 12, 2009 (17)
1(v)	Certificate of Correction, dated January 20, 2009 (17)

1(w)	Articles Supplementary, dated May 13, 2009 (18)
1(x)	Articles Supplementary, dated July 28, 2009 (18)
1(y)	Articles Supplementary, dated November 19, 2009 (18)
1(z)	Articles Supplementary, dated January 13, 2009 (18)

2(a)	By-Laws of the Investment Company (4)
2(b)	Revision to Article II, Section 2.2 and Article III, Section 3.4 of the By-Laws (4)
2(c)	Revision to Article III, Section 3.8 of the By-Laws (4)
2(d)	Amendment to By-Laws (15)
2(e)	Amendment to By-Laws (16)
4(a)	Investment Advisory Agreement, between the Investment Company and Mutual of America Life Insurance Company (“Mutual of America”), as investment adviser (4)
4(b)	Assumption Agreement, between Mutual of America and Mutual of America Capital Management Corporation (the “Adviser”), as investment adviser (4)
4(c)	Supplement AA to Investment Advisory Agreement, between the Investment Company and the Adviser (4)
4(d)	Supplement AE to Investment Advisory Agreement, between the Investment Company and the Adviser (4)
4(e)	Supplement, dated May 1, 1999, to Investment Advisory Agreement, between the Investment Company and the Adviser, regarding the Mid-Cap Equity Index Fund (2)
4(f)	Supplement, dated May 1, 2003, to Investment Advisory Agreement, between the Investment Company and the Adviser, regarding the Allocation Funds (9)
4(g)	Subadvisory Agreement, between the Adviser and Oak Associates (4)
4(h)	Letter to Oak Associates dated June 22, 2005 (termination notice) (13)
4(i)	Letter Agreement signed by the Adviser and Oak Associates dated July 28, 2005 (setting date of termination) (13)
4(j)	Supplement dated as of May 1, 2006 to Investment Advisory Agreement (13)
5	Distribution Agreement, between the Investment Company and Mutual of America, as Distributor (8)
7(a)	Custody Agreement, between the Investment Company and the Chase Manhattan Bank (4)
7(b)	Amendment No. 1 to the Custody Agreement, dated June 1, 2001 (8)
7(c)	Amendment No. 2 to the Custody Agreement, dated March 1, 2003 (8)
8(a)	Agreement to Limit Operating Expenses between the Investment Company and the Adviser (9)
8(b)	Amendment and Termination of Agreement to Limit Operating Expenses between the Investment Company and the Adviser (13)
9(a)	Consent and Opinion of General Counsel for Equity Index, All America, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds, as restated (4)
9(b)	Consent and Opinion of General Counsel for Mid-Cap Equity Index Fund shares (3)
9(c)	Consent and Opinion of General Counsel for shares of Allocation Funds (9)
9(d)	Consent and Opinion of General Counsel for shares of Small Cap Value, Small Cap Growth and Mid Cap Value Funds (15)
9(e)	Consent and Opinion of General Counsel for shares of Retirement Funds and International Fund (15)
10(a)	Independent Registered Public Accounting Firm’s Consent (17)
10(d)(ii)	Power of Attorney of Mr. Kearney (17)
10(d)(iii)	Power of Attorney of Mr. Mertz (17)

10(d)(iv)	Power of Attorney of Mr. Nolan (17)
10(d)(v)	Power of Attorney of Ms. Smyth (17)
10(d)(vi)	Power of Attorney of Mr. Waide (17)
16(a)	Code of Ethics of Mutual of America Investment Corporation (16)
16(b)	Code of Ethics of Mutual of America Capital Management Corporation (16)
16(c)	Code of Ethics of Mutual of America Life Insurance Company (16)
16(d)	Code of Ethics of Oak Associates, Ltd. (11)

(1)	Included in Post-Effective Amendment No. 11 filed with the Commission on April 28, 1995
(2)	Included in Post-Effective Amendment No. 15 filed with the Commission on February 12, 1999
(3)	Included in Post-Effective Amendment No. 16 filed with the Commission on April 15, 1999
(4)	Included in Post-Effective Amendment No. 17 filed with the Commission on June 4, 1999
(5)	Included in Post-Effective Amendment No. 18 filed with the Commission on March 2, 2000
(6)	Included in Post-Effective Amendment No. 20 filed with the Commission on April 19, 2001
(7)	Included in Post-Effective Amendment No. 21 filed with the Commission on April 22, 2002
(8)	Included in Post-Effective Amendment No. 22 filed with the Commission on February 14, 2003
(9)	Included in Post-Effective Amendment No. 23 filed with the Commission on April 25, 2003.
(10)	Included in Post-Effective Amendment No. 24 filed with the Commission on April 30, 2004
(11)	Included in Post-Effective Amendment No. 25 filed with the Commission on February 15, 2005.
(12)	Included in Post-Effective Amendment No. 26 filed with the Commission on April 29, 2005.
(13)	Included in Post-Effective Amendment No. 27 filed with the Commission on April 28, 2006.
(14)	Included in Post-Effective Amendment No. 29 filed with the Commission on February 12, 2007.
(15)	Included in Post-Effective Amendment No. 30 filed with the Commission on April 27, 2007.
(16)	Included in Post-Effective Amendment No. 31 filed with the Commission on April 30, 2008.

(17)	Included in Post-Effective Amendment No. 32 filed with the Commission on April 30, 2009.

(18)	To be filed with Post-Effective Amendment No. filed with the Commission on April , 2010.

All exhibits are filed under File No. 033-06486.

Item 24. Persons Controlled By or Under Common Control with Registrant

The Adviser is an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company. Mutual of America Life Insurance Company is a New York mutual life insurance company, and as such no person has the direct or indirect power to control Mutual of America Life Insurance Company except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America Life Insurance Company at annual elections and upon other corporate matters where policyholders’ votes are taken. Mutual of America Life Insurance Company’s ownership of its subsidiaries is as follows:

Mutual of America Life Insurance Company, a New York mutual insurance company, wholly owns

•              Mutual of America Holding Company, Inc., a Delaware corporation, and

•              Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company, Inc. wholly owns

•              Mutual of America Securities Corporation, a Delaware corporation, and

•              Mutual of America Capital Management Corporation (the Adviser), a Delaware corporation.

Mutual of America Life Insurance Company, through its separate accounts, owns substantially all of Registrant’s shares.

Mutual of America Life Insurance Company currently owns a significant portion, but less than 50%, of the outstanding shares of Mutual of America Institutional Funds, Inc., a Maryland corporation registered under the 1940 Act as a management investment company whose shares are publicly offered to institutional investors.

Item 25. Indemnification

Articles of Incorporation of the Investment Company. The Articles of Incorporation of the Investment Company provide in substance that no director or officer of the Investment Company shall be liable to the Investment Company or its shareholders for money damages, unless the director or officer is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office.

By-Laws of the Investment Company. The By-Laws of the Investment Company provide for the indemnification of present and former officers and directors of the Investment Company against liability by reason of service to the Investment Company, unless the officer or director is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (Disabling Conduct). No indemnification shall be made to an officer or director unless there has been a final adjudication on the merits, a dismissal of a proceeding for insufficiency of evidence of Disabling Conduct, or a reasonable determination has been made that no Disabling Conduct occurred. The Investment Company may advance payment of expenses only if the officer or director to be indemnified undertakes to repay the advance unless indemnification is made and if one of the following applies: the officer or director provides a security for his or her undertaking, the Investment Company is insured against losses from any lawful advances, or a reasonable determination has been made that there is reason to believe the officer or director ultimately will be entitled to indemnification.

Insurance. Coverage for officers and directors of the Adviser, Distributor and the Fund is provided under an Investment Management insurance policy issued by Chubb, with excess coverage by CNA, The Hartford, and Chubb, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under the primary policy per year is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. The deductible for life insurance company fiduciary liability coverage (errors and omissions) is $1,000,000 for the entity.

By-Laws of the Adviser. The By-Laws of Mutual of America Capital Management Corporation, the Investment Company’s Adviser, provide for the indemnification by the Corporation of present and former directors and officers of the Corporation and of any organization for which service is rendered at the request of the Corporation and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. If in connection with a derivative suit a covered person shall have been adjudged to be liable to the Corporation, indemnification shall not be made unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is entitled to indemnity. Thus, the officers and directors of the fund and the Adviser are indemnified by the Adviser for their services in connection with the Investment Company to the extent set forth in the By-Laws.

By-Laws of the Principal Underwriter. The By-Laws of Mutual of America Life Insurance Company, the principal underwriter for the Investment Company, provide for the indemnification by Mutual of America of present and former directors and officers of Mutual of America and of any organization for which service is rendered at the request of Mutual of America and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of Mutual of America and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. Thus, the officers and directors of Mutual of America are indemnified by Mutual of America for their services in connection with the Investment Company to the extent set forth in the By-Laws.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

Mutual of America Capital Management Corporation (the “Adviser”) is the investment adviser to the Investment Company, and is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions with the Adviser of each Director and Officer of the Adviser is set forth below.

Name	Positions With Adviser	Principal Occupation During Past Two Years
Manfred Altstadt 320 Park Avenue NY, NY 10022	Director, Chairman of the Board and Chief Executive Officer	Chief Operating Officer, Mutual of America Life Insurance Company; prior thereto, Senior Executive Vice President, Chief Financial Officer of Mutual of America Life Insurance Company

Theresa A. Bischoff American Red Cross 520 West 49th Street NY, NY 10019	Director	Chief Executive Officer, American Red Cross of Greater New York

Robert X. Chandler c/o 320 Park Avenue NY, NY 10022	Director	Retired; formerly Director, Development Office, Archdiocese of Boston

Noreen Culhane 47 Langdon Terrace Bronxville, NY 10708	Director	Retired; formerly Executive Vice President , NYSE; prior thereto, Business Unit Executive, IBM

Nathaniel A. Davis 17680 Old Meadow Rd McLean, VA 22102	Director	Managing Director, Rannd Advisers, prior thereto President and Chief Operating Officer, XM Satellite Radio, Inc., Washington, D.C., prior thereto

Christopher Quick Banc of America Specialist 14 Wall Street, 21st Floor New York, NY 10005	Director	Retired, prior thereto Vice Chairman, Banc of America Specialist

James E. Quinn 757 Fifth Avenue NY, NY 10022	Director	President, Tiffany & Co.

Alfred E. Smith, IV 130 West 12th Street, #1G NY, NY 10001	Director	Chairman of the Board, Saint Vincent’s Catholic Medical Center

John. J. Stack 1160 Park Ave #9B NY, NY 10128	Director	Retired, prior thereto Chairman and CEO of Ceska Sporitelna, Prague, Czech Republic

Amir Lear 320 Park Avenue NY, NY 10022	President and Chief Operating Officer	President and Chief Operating Officer of the Adviser

Thomas Dillman 320 Park Avenue NY, NY 10022	Executive Vice President, Research	Executive Vice President of the Adviser

Andrew L. Heiskell 320 Park Avenue NY, NY 10022	Executive Vice President and Director of Fixed Income	Executive Vice President of the Adviser

Stephen Rich 320 Park Avenue NY, NY 10022	Executive Vice President, Equities Portfolio Manager	Executive Vice President of the Adviser

James J. Roth 320 Park Avenue NY, NY 10022	Executive Vice President and General Counsel	Formerly Executive Vice President and Chief Compliance Officer

Marguerite Wagner 320 Park Avenue NY, NY 10022	Executive Vice President, Equities Portfolio Manager	Executive Vice President of the Adviser

Gary P. Wetterau 320 Park Avenue NY, NY 10022	Executive Vice President, Fixed Income	Executive Vice President of the Adviser

Susan J. Ferber 320 Park Avenue NY, NY 10022	Senior Vice President, Client Services	Senior Vice President of the Adviser

Joseph Gaffoglio 320 Park Avenue NY, NY 10022	Senior Vice President, Risk Management	Senior Vice President of the Adviser

David W. Johnson 320 Park Avenue NY, NY 10022	Senior Vice President, Fixed Income Research	Senior Vice President of the Adviser

Doreen M. Johns 320 Park Avenue NY, NY 10022	Senior Vice President, Research	Senior Vice President of the Adviser

Thomas L. Martin 320 Park Avenue NY, NY 10022	Executive Vice President, Deputy General Counsel and Secretary	Executive Vice President and Deputy General Counsel of Mutual of America Life Insurance Company

Nancy McAvey 320 Park Avenue NY, NY 10022	Senior Vice President, Client Services	Vice President of the Adviser

Paul Travers 320 Park Avenue NY, NY 10022	Senior Vice President, Client Services	Senior Vice President of the Adviser

Kevin M. Walsh 320 Park Avenue NY, NY 10022	Senior Vice President and Chief Marketing Officer	Senior Vice President of the Adviser since 2007, prior thereto Managing Director, Public Funds, Taft-Hartley Channel, Phoenix Investment Partners

James P. Accurso 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Duygu Akyatan 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Kevin Frain 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Thomas P. Kelly 320 Park Avenue NY, NY 10022	Vice President, Administration	Vice President of the Adviser

Alexander Kotlyar 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Joseph P. O’Reilly 320 Park Avenue NY, NY 10022	Vice President, Marketing	Vice President of the Adviser since 2007, prior thereto Founder and President, The ORCA Company

John Polcari 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Jacqueline Sabella 320 Park Avenue NY, NY 10022	Vice President, Fixed Income	Vice President of the Adviser

Patrick Sullivan 320 Park Avenue NY, NY 10022	Vice President, Marketing	Vice President of the Adviser

Susie Travers 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Alexander Ginis 320 Park Avenue NY, NY 10022	Second Vice President, Fixed Income Quantitative Analysis	Second Vice President of the Adviser

Eleanor Innes 320 Park Avenue NY, NY 10022	Second Vice President, Equities Research	Second Vice President of Adviser

John Korbis 320 Park Avenue NY, NY 10022	Second Vice President, Fixed Income Research	Second Vice President of the Adviser

Michael Mastrogiannis 320 Park Avenue NY, NY 10022	Second Vice President, Equities	Second Vice President of the Adviser

Chris Mottershead 320 Park Avenue NY, NY 10022	Second Vice President, Marketing	Second Vice President of the Adviser since 2008, prior thereto Internal Wholesaler, Delaware Investments, Lincoln Financial Distributors

Jamie A. Zendel 320 Park Avenue NY, NY 10022	Second Vice President, Equities Research	Second Vice President of the Adviser since 2007, prior thereto Associate Quantitative Analyst, Prudential Equity Group, LLC

Item 27. Principal Underwriters

(a) Mutual of America Life Insurance Company, the principal underwriter of the Registrant, acts as depositor and principal underwriter of Mutual of America Separate Account No. 2 and Mutual of America Separate Account No. 3, and as principal underwriter of The American Separate Account No. 2 and The American Separate Account No. 3 of The American Life Insurance Company of New York, now known as Wilton Re.

(b) The name, business address and position of each senior officer and director of Mutual of America are as follows:

Directors

Positions and Offices
Name and Principal Business Address*	With Principal Underwriter
Thomas J. Moran	Chairman of the Board, President and Chief Executive Officer
Manfred Altstadt	Director, Chief Operating Officer
Clifford L. Alexander, Jr.	Director
Kimberly A. Casiano	Director
Roselyn P. Epps, M.D.	Director
Earle H. Harbison, Jr.	Director
Maurine Haver	Director
Frances R. Hesselbein	Director
William T. Knowles	Director
LaSalle D. Leffall, Jr., M.D.	Director
Senator Connie Mack	Director
Robert J. McGuire	Director
Roger Porter	Director
Peter J. Powers	Director

General Dennis J. Reimer	Director
Elie Wiesel	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Thomas J. Moran	Chairman, President and Chief Executive Officer
Manfred Altstadt	Chief Operating Officer

Other Officers

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Jeffrey M. Angelo	Executive Vice President, Corporate Communications and Strategic Planning
Meyer Baruch	Senior Vice President, State Compliance and Government Regulations
Nicholas A. Branchina	Senior Vice President, Budget and Cost Accounting
Maria L. Brophy	Senior Vice President, Corporate Accounting and Risk Management
Jeremy J. Brown	Executive Vice President and Chief Actuary
Katherine Cannizzaro	Senior Vice President, Claims
Anne Marie Carroll	Senior Vice President and Associate General Counsel
Sean Carroll	Senior Vice President, Facilities Management
William S. Conway	Senior Executive Vice President and Chief Marketing Officer
John S. Corrigan	Senior Vice President, Internal Audit
Barbara Crane	Senior Vice President, Communication Development and Corporate Events
Carson J. Dunbar, Jr.	Senior Vice President, Corporate Services
Chris W. Festog	Senior Vice President, Accounting and Financial Systems
Michael Gallagher	Senior Vice President, Direct Response and Technical Communications
1150 Broken Sound Parkway NW,
Boca Raton, FL 33487-3598
Harold J. Gannon	Senior Vice President, Corporate Tax
Gordon Gaspard	Senior Vice President, Key Client Relations
Robert Giaquinto,	Executive Vice President, MIS Operations
1150 Broken Sound Parkway NW,
Boca Raton, FL 33487-3598
Thomas E. Gilliam	Executive Vice President and Assistant to the President and Chief Executive Officer
John R. Greed	Senior Executive Vice President and Chief Financial Officer
Jared Gutman	Executive Vice President, Administrative Technical Services and Chief Privacy Officer
Thomas A. Harwood	Senior Vice President, Human Resources
Edward J. T. Kenney	Executive Vice President, External Affairs
Robert Kordecki	Senior Vice President, Key Client Relations
Nicole Lanni	Senior Vice President, Technical Services
Daniel LeSaffre	Executive Vice President, Human Resources and Corporate Services
Kathryn Lu	Senior Vice President and Chief Compliance Officer
Thomas L. Martin	Executive Vice President and Deputy General Counsel
JoAnn McGrane	Senior Vice President, Administration and Institutional Funds
James McCutcheon	Senior Vice President and Associate General Counsel
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life Disability Claims
George L. Medlin	Executive Vice President and Treasurer
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Lynn N. Nadler	Senior Vice President, Training
1150 Broken Sound Parkway NW,
Boca Raton, FL 33487-3598
Roger F. Napoleon	Senior Vice President and Associate General Counsel
Peter Nicklin	Senior Vice President, Special Projects, and Assistant to the Chief Information Officer
Michael J. O’Grady	Senior Vice President, Strategic Planning

Paul O’Hara	Senior Vice President, Competition and Research
James C. Peterson	Senior Vice President, Leadership Development
William Rose	Executive Vice President, Sales Operations
James J. Roth	Executive Vice President and General Counsel
Scott H. Rothstein	Executive Vice President and Deputy General Counsel
Dennis J. Routledge	Senior Vice President, LAN/Telecommunications
Robert W. Ruane	Senior Vice President, Corporate Communications and Direct Response
Myron Schlanger	Senior Vice President and Associate Treasurer
William G. Shannon	Senior Vice President, Financial Advisory Services
Walter W. Siegel	Senior Vice President and Actuary
Joan M. Squires	Executive Vice President and Chief Information Officer
Anne M. Stanard,	Senior Vice President, Human Resources
1150 Broken Sound Parkway NW,
Boca Raton, FL 33487-3598
Mary-Clare Swanke	Senior Vice President, Product Development and Production, Corporate Communications
John Terwilliger	Senior Vice President, Facilities Management
1150 Broken Sound Parkway NW,
Boca Raton, FL 33487-3598
Eldon Wonacott,	Senior Vice President, Advertising, Direct Response and Telemarketing
1150 Broken Sound Parkway NW,
Boca Raton, FL 33487-3598

*                            The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 18th day of February, 2010.

MUTUAL OF AMERICA INVESTMENT CORPORATION

By:	/s/ MANFRED ALTSTADT
Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on February 18, 2010.

Signatures		Title

/s/ MANFRED ALTSTADT		Director; Chairman, President and Chief Executive Officer
Manfred Altstadt		(Principal Executive Officer)

/s/ JOHN R. GREED		Senior Executive Vice President, Chief Financial Officer and
John R. Greed		Treasurer (Principal Accounting Officer)

*		Director
George J. Mertz

*		Director
Kevin M. Kearney

*		Director
Howard J. Nolan

*		Director
Margaret M. Smyth

*		Director
Patrick J. Waide, Jr

By:	/s/ MANFRED ALTSTADT
(Attorney-in-Fact)

Exhibits Index